Spartan®

Ohio Municipal Income
Fund

and

Fidelity ®
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Ohio Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Ohio Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year, and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan OH Municipal Income	11.68%	30.11%	94.98%
LB Ohio 4 Plus Year Enhanced Municipal Bond	11.59%	31.97%	n/a*
Ohio Municipal Debt Funds Average	10.35%	25.13%	91.47%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Ohio investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan OH Municipal Income	11.68%	5.41%	6.91%
LB Ohio 4 Plus Year Enhanced Municipal Bond	11.59%	5.71%	n/a*
Ohio Municipal Debt Funds Average	10.35%	4.58%	6.71%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

Spartan Ohio Municipal Income Fund

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on December 31, 1990. As the chart shows, by December 31, 2000, the value of the investment would have grown to $19,498 - a 94.98% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,269 - a 102.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Spartan Ohio Municipal Income Fund

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	5.42%	4.48%	4.69%	5.08%	4.98%
Capital returns	6.26%	-7.31%	1.10%	3.66%	-0.75%
Total returns	11.68%	-2.83%	5.79%	8.74%	4.23%

Total Return Components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains if any, paid by the fund, are reinvested.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.73¢	27.97¢	55.29¢
Annualized dividend rate	4.87%	4.93%	4.99%
30-day annualized yield	4.55%	-	-
30-day annualized tax-equivalent yield	7.64%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.44 over the past one month, $11.25 over the past six months and $11.07 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.47% combined effective 2000 federal and state tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan Ohio Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

After experiencing sluggish performance in 1999, the municipal bond market shrugged off the ill effects of a series of interest-rate hikes by the Federal Reserve Board early in 2000 and rebounded strongly throughout the remainder of the year. According to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds - the municipal bond market returned 11.68% for the overall 12-month period ending December 31, 2000. This marked the index's first double-digit annual return since 1995 and far exceeded its annual return of -2.06% in 1999. Munis also outpaced the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which returned 11.63% during the 2000 calendar year. Evidence of a slowing U.S. economy and, hence, heightened optimism that the Fed would stop raising interest rates, were dominant factors in the municipal bond rally during 2000. Attractive prices and relatively high yields against a backdrop of diminished supply also contributed to their strong performance. As the period drew to a close and equity markets continued to struggle, municipal bonds enjoyed their second-best month of the year in December as expectations grew that the Fed would cut rates beginning in January.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan Ohio Municipal Income Fund

Q. How did the fund perform, George?

A. For the 12-month period that ended December 31, 2000, the fund had a total return of 11.68%. To get a sense of how the fund did relative to its competitors, the Ohio municipal debt funds average returned 10.35% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 11.59%.

Q. After posting fairly anemic results in the first half of 2000, the Ohio municipal market posted strong gains in the second half. What fueled the state's municipal market rebound?

A. The primary reason why Ohio's muni market rallied was growing optimism about the direction of interest rates. At the beginning of the period, investors feared the Federal Reserve Board would continue to raise interest rates in order to slow economic growth and curtail inflationary pressures. That forced bond yields higher and their prices lower. Those worries and the fact that the Fed did raise rates on several occasions caused the fund's share price to fall. Since May, however, conditions steadily improved. Instead of fearing higher interest rates, there was a growing sense among many investors that the Fed might be close to the end of its cycle of interest-rate hikes in response to weakening economic conditions. As a result, municipal bonds performed well as yields declined and investors became increasingly more optimistic about the direction of interest rates. Favorable supply and demand conditions also provided a boost for the market. The supply of municipals available in the state was down and the demand for them strengthened. The fund's total return for the year reflects the combination of price gains or losses plus the income generated by its holdings during the period.

Annual Report

Spartan Ohio Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What helped the fund beat its peers during the year?

A. A key factor was the fund's larger-than-average stake in premium coupon bonds - those that pay interest rates above prevailing rates. Because they generally were protected against the unfavorable tax treatment that can hurt some bonds when interest rates change, premiums outperformed discount and par coupon bonds, which carry interest rates below and at prevailing market rates, respectively. Also, the fund benefited from focusing on various bond maturities at different points in time. Early on, I emphasized longer-term securities, which was a plus for performance. That's because their yields fell the most, pushing their prices up and helping them outpace their short- and intermediate-term counterparts. More recently, however, I added more intermediate-maturity bonds based on their attractive value.

Q. Was there anything else that helped performance?

A. Focusing on bonds with higher credit ratings was a plus since bonds deemed below investment grade and those that were non-rated performed poorly during the year. As of December 31, 2000, more than 57% of the fund's investments were in bonds with the highest credit rating of AAA by Standard & Poor's® or Aaa by Moody's Investor Services. In addition, more than 97% of the fund's investments were in bonds rated investment grade, with a rating of BBB- or higher by S&P® or Baa or higher by Moody's.

Q. Were there any disappointments during the period?

A. The main disappointment was the early poor performance of the health sector. It encountered problems during the initial months of the period due to cutbacks in Medicare and other reimbursement sources. More recently, however, health care bonds improved when the government reversed some of its earlier Medicare cutbacks, while HMOs and other payers increased their reimbursements. Even though the outlook for health care bonds improved, I remained cautious and emphasized insured health care bonds.

Q. What's ahead for the Ohio municipal market?

A. The state's economy appears to be slowing in response to the overall slowdown in the national economy. While conditions are currently favorable, we'll keep a close eye on conditions in the state to ascertain how a deeper, more protracted slowdown could affect municipal credit quality. If the Fed cuts interest rates, as the market is expecting, municipals should benefit. In addition, municipals are priced somewhat cheaply compared to Treasury securities, which could grab investors' interest. For investors in the highest tax bracket, municipals currently offer yields above 9.00% on a tax-adjusted basis. Attractive prices, relatively high tax-free yields and the expectation for lower interest rates could bode quite well for municipals' near-term performance.

Annual Report

Spartan Ohio Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current tax-free income for Ohio residents by normally investing in investment-grade municipal securities whose interest is free from federal income tax and Ohio personal income tax

Fund number: 088

Trading symbol: FOHFX

Start date: November 15, 1985

Size: as of December 31, 2000, more than $381 million

Manager: George Fischer, since 1997; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

3

George Fischer on the fund's interest-rate sensitivity:

"The main source of volatility in this fund's shares is fluctuations in the general level of interest rates. Municipal interest rates are affected by inflation, Federal Reserve Board policy and new-issue supply, among other factors. One way that we estimate how sensitive a bond - or a fund - is to such shifts is to calculate its duration. The higher a bond's or fund's duration, the more sensitive it will be to changes in interest rates.

"As of December 31, 2000, Spartan Ohio Municipal Income Fund had a duration of 7.1 years. This means that the fund's net asset value would rise approximately 7.1% when bond yields fall one percentage point, and fall approximately 7.1% when bond yields rise one percentage point, all else being equal. The value of funds with a shorter duration would change less in response to interest-rate changes, and the value of funds with a longer duration would change more."

  On January 18, 2001, the Board of Trustees of Spartan Ohio Municipal Income Fund authorized the adoption of a short-term redemption fee of 0.50% of the amount redeemed on shares purchased after April 16, 2001 that are held less than 30 days.

Annual Report

Spartan Ohio Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.8	38.3
Education	9.9	8.0
Electric Utilities	9.6	10.9
Water & Sewer	8.6	10.0
Health Care	7.4	7.5
Average Years to Maturity as of December 31, 2000
		6 months ago
Years	15.1	15.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2000
6 months ago
Years	7.1	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of December 31, 2000 As of June 30, 2000

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan Ohio Municipal Income Fund

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - 95.0%
Adams County Valley Local School District:
(Adams & Highland County Proj.) 6.65% 12/1/05 (MBIA Insured)	Aaa	$ 1,000,000	$ 1,107,760
6.65% 12/1/03 (MBIA Insured)	Aaa	1,000,000	1,067,780
6.65% 12/1/04 (MBIA Insured)	Aaa	1,000,000	1,088,920
Akron Gen. Oblig.:
(Parking Facilities Proj.) 8.75% 11/1/03	A1	160,000	179,096
5.5% 12/1/21	A1	2,000,000	2,048,540
Akron Wtrwks. Rev. (Mtg. Impt. Proj.) 4.875% 3/1/12 (MBIA Insured)	Aaa	2,000,000	2,021,240
Alliance Wtrwks. Rev. 0% 10/15/06 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	765,000	594,168
Avon Lake City School District 5.5% 12/1/26 (FGIC Insured)	Aaa	2,205,000	2,258,515
Bowling Green Univ. Gen. Receipts:
5.75% 6/1/11 (FGIC Insured)	Aaa	1,425,000	1,579,527
5.75% 6/1/14 (FGIC Insured)	Aaa	1,190,000	1,295,958
5.75% 6/1/16 (FGIC Insured)	Aaa	1,250,000	1,351,363
Buckeye Local School District (Jefferson County Proj.):
0% 12/1/06 (AMBAC Insured)	Aaa	375,000	287,831
0% 12/1/07 (AMBAC Insured)	Aaa	760,000	556,024
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	Aaa	2,500,000	3,059,100
Butler County Trans. Impt. District Series 1997 A, 6% 4/1/10 (FSA Insured)	Aaa	1,500,000	1,671,315
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	Aa1	5,000,000	5,412,950
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series A:
5.5% 12/1/01 (c)	A1	2,020,000	2,033,211
7.25% 2/1/08 (c)	A	4,000,000	4,031,840
Cleveland Arpt. Sys. Rev. Series A:
5.5% 1/1/08 (FSA Insured) (c)	Aaa	1,500,000	1,585,410
6% 1/1/10 (FGIC Insured) (c)	Aaa	2,620,000	2,776,231
Cleveland Gen. Oblig.:
5.375% 9/1/11 (AMBAC Insured)	Aaa	1,960,000	2,072,700
5.5% 9/1/16 (AMBAC Insured)	Aaa	2,000,000	2,075,800
Cleveland Pub. Pwr. Sys. Rev.:
(First Mtg. Prog.):
Series A:
0% 11/15/08 (MBIA Insured)	Aaa	5,480,000	3,828,383
0% 11/15/10 (MBIA Insured)	Aaa	2,685,000	1,696,276
0% 11/15/11 (MBIA Insured)	Aaa	2,685,000	1,603,858
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev.: - continued
(First Mtg. Prog.):
Sub Series 1:
5% 11/15/20 (MBIA Insured)	Aaa	$ 1,145,000	$ 1,126,497
5.125% 11/15/18 (MBIA Insured)	Aaa	2,000,000	2,014,760
5.25% 11/15/14 (MBIA Insured)	Aaa	1,000,000	1,036,910
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series F 92A, 6.25% 1/1/15 (AMBAC Insured)	Aaa	125,000	129,341
Series F 92B, 6.25% 1/1/05 (AMBAC Insured)	Aaa	1,000,000	1,038,500
Impt.:
(First Mtg. Prog.) Series H:
5.75% 1/1/16 (MBIA Insured)	Aaa	45,000	47,622
5.75% 1/1/16 (MBIA Insured) (Pre-Refunded to 1/1/06 @ 102) (d)	Aaa	2,455,000	2,668,119
Series I, 5% 1/1/23 (FSA Insured)	Aaa	9,520,000	9,272,480
Columbus Gen. Oblig.:
(Various Purp. Proj.) Series 1, 6% 5/15/10 (Pre-Refunded to 5/15/04 @ 102) (d)	Aaa	1,000,000	1,076,200
Series 1, 5.25% 9/15/11	Aaa	2,000,000	2,060,240
Series D, 5.25% 9/15/11	Aaa	2,000,000	2,060,240
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/08 (MBIA Insured)	Aaa	4,000,000	2,810,000
0% 10/1/09 (MBIA Insured)	Aaa	4,200,000	2,809,758
0% 10/1/11 (MBIA Insured)	Aaa	2,400,000	1,441,920
0% 10/1/12 (MBIA Insured)	Aaa	1,505,000	853,531
0% 10/1/13 (MBIA Insured)	Aaa	1,500,000	802,590
5.75% 12/1/11	Aa1	4,350,000	4,767,905
5.75% 12/1/12	Aa1	1,950,000	2,127,567
5.75% 12/1/13	Aa1	2,210,000	2,398,380
5.75% 12/1/14	Aa1	1,460,000	1,577,223
Delaware City School District:
0% 12/1/09 (FGIC Insured)	Aaa	1,000,000	663,890
5.5% 12/1/08 (FGIC Insured)	Aaa	1,400,000	1,483,818
Delaware County Gen. Oblig.:
4.75% 12/1/24 (MBIA Insured)	Aaa	4,000,000	3,755,320
6% 12/1/25	Aa2	1,000,000	1,084,670
6.25% 12/1/20	Aa2	1,250,000	1,385,238
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Dublin City School District 0% 12/1/04 (AMBAC Insured)	Aaa	$ 1,930,000	$ 1,625,620
Dublin Gen. Oblig. Series 2000 B, 6% 12/1/15	Aa1	2,000,000	2,189,840
Fairborn City School District (School Impt. Proj.) 5.75% 12/1/26 (FSA Insured)	Aaa	2,200,000	2,326,984
Fairfield City School District:
7.1% 12/1/07 (FGIC Insured)	Aaa	1,120,000	1,283,251
7.45% 12/1/14 (FGIC Insured)	Aaa	1,000,000	1,278,340
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5% 12/1/27 (MBIA Insured)	Aaa	2,000,000	1,939,800
Franklin County Gen. Oblig.:
5.375% 12/1/20	Aaa	2,000,000	2,042,900
5.5% 12/1/15	Aaa	1,225,000	1,274,049
5.5% 12/1/16	Aaa	1,290,000	1,335,524
Franklin County Gen. Oblig. Rev. (Online Computer Library Ctr., Inc. Proj.):
6% 4/15/13	-	3,500,000	3,538,185
7.2% 7/15/06 (Pre-Refunded to 7/15/01 @ 100) (d)	-	1,000,000	1,016,460
Franklin County Hosp. Rev.:
(Holy Cross Health Sys. Corp. Proj.) 5.875% 6/1/21	Aa3	1,000,000	1,013,320
(Ohio Doctors Health Corp. Proj.) Series A, 5.6% 12/1/28	Baa3	5,000,000	3,231,500
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	Aaa	3,000,000	3,064,980
Gateway Economic Dev. Corp. Greater Cleveland Stadium Rev. Series 1990, 6.5% 9/15/14 (c)	-	3,000,000	3,011,370
Greater Cleveland Reg'l. Trans. Auth. 5.65% 12/1/16 (FGIC Insured) (Pre-Refunded to 12/1/06 @ 101) (d)	Aaa	1,800,000	1,952,262
Greene County Gen. Oblig. Rev. (Fairview Extended Proj.) Series B, 4.5% 1/1/11 (MBIA Insured)	Aaa	2,305,000	2,301,266
Greene County Swr. Sys. Rev. 0% 12/1/09 (AMBAC Insured)	Aaa	775,000	514,515
Greene County Wtr. Sys. Rev. Series A, 6% 12/1/16 (FGIC Insured)	Aaa	2,500,000	2,722,850
Hamilton County Gen. Oblig.:
5.25% 12/1/15	Aa2	1,795,000	1,841,742
5.25% 12/1/16	Aa2	1,900,000	1,931,977
5.25% 12/1/17	Aa2	2,005,000	2,037,421
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Hamilton County Health Care Sys. Rev. (Sisters of Charity Health Care Proj.) Series A:
6.25% 5/15/08 (AMBAC Insured) (Pre-Refunded to 5/15/03 @ 101) (d)	Aaa	$ 4,220,000	$ 4,461,511
6.25% 5/15/14 (AMBAC Insured) (Pre-Refunded to 5/15/03 @ 101) (d)	Aaa	1,000,000	1,057,230
Hamilton County Health Sys. Rev. (Providence Hosp./ Franciscan Sisters Poor Health Sys. Proj.) 6.875% 7/1/15 (Pre-Refunded to 7/1/02 @ 102) (d)	Baa2	5,000,000	5,294,400
Hamilton County Swr. Sys. Rev. (Metro. Swr. District Proj.) Series A, 5.75% 12/1/25 (MBIA Insured)	Aaa	6,000,000	6,338,940
Hamilton Elec. Sys. Mtg. Rev. Series A:
6% 10/15/09 (FGIC Insured)	Aaa	2,920,000	3,057,094
6% 10/15/12 (FGIC Insured)	Aaa	2,000,000	2,090,040
Hilliard School District:
Series A, 6% 12/1/05 (FGIC Insured)	Aaa	1,415,000	1,527,040
0% 12/1/11 (FGIC Insured)	Aaa	3,720,000	2,217,418
5.75% 12/1/28 (FGIC Insured)	Aaa	3,005,000	3,179,410
Kings Local School District 6.1% 12/1/25	AA-	6,800,000	7,411,728
Lakewood Gen. Oblig. Series A:
6.6% 12/1/08	Aa3	1,525,000	1,735,237
6.6% 12/1/11	Aa3	1,630,000	1,898,934
Lakota Local School District:
0% 12/1/01	A1	590,000	567,733
0% 12/1/02	A1	555,000	511,338
0% 12/1/03	A1	260,000	229,154
0% 12/1/04	Aa3	730,000	614,872
0% 12/1/05	Aa3	690,000	554,546
0% 12/1/06	Aa3	650,000	498,908
0% 12/1/07	Aa3	610,000	446,282
Licking Heights Local School Distict (Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/24 (FGIC Insured)	Aaa	2,400,000	2,448,360
Lima Swr. Sys. Rev. Impt. 6.3% 12/1/12 (AMBAC Insured)	Aaa	2,500,000	2,630,975
Lowellville San. Swr. Sys. Rev. (Browning-Ferris Industries, Inc. Proj.) 7.25% 6/1/06 (c)	BB-	800,000	810,808
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5.375% 11/15/23 (AMBAC Insured)	Aaa	5,000,000	5,040,550
5.625% 11/15/12 (AMBAC Insured)	Aaa	2,000,000	2,129,980
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.): - continued
5.625% 11/15/13 (AMBAC Insured)	Aaa	$ 1,200,000	$ 1,273,524
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.):
5.7% 5/15/02	BBB+	1,500,000	1,490,595
5.8% 5/15/03	BBB+	1,825,000	1,805,874
6.1% 5/15/06	BBB+	1,000,000	974,240
Medina City School District 5.25% 12/1/28 (FGIC Insured)	Aaa	10,000,000	10,015,192
Mentor Exempted Village School District:
0% 12/1/01 (MBIA Insured)	Aaa	795,000	766,022
0% 12/1/03 (MBIA Insured)	Aaa	840,000	740,342
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A, 6% 12/1/19	Aa3	2,000,000	2,068,520
Montgomery County Solid Waste Rev. 6% 11/1/05 (MBIA Insured)	Aaa	1,940,000	2,086,761
Newark Gen. Oblig. (Wtr. Sys. Impt. Proj.) 0% 12/1/07 (AMBAC Insured)	Aaa	455,000	332,883
North Canton School District Impt. 5.9% 12/1/14 (AMBAC Insured) (Pre-Refunded to 12/1/04 @ 102) (d)	Aaa	2,000,000	2,162,080
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. 6.25% 11/15/04 (AMBAC Insured)	Aaa	1,000,000	1,071,620
Ohio Air Quality Dev. Auth. Rev.:
(Columbus & Southern Pwr. Co. Proj.) Series A, 6.375% 12/1/20 (FGIC Insured)	Aaa	3,000,000	3,138,720
(Dayton Pwr. & Lt. Co. Proj.) 6.1% 9/1/30	A3	4,000,000	3,957,080
(Ohio Edison Co. Proj.) Series A, 4.25%, tender 6/1/01 (b)	Baa2	5,000,000	4,983,600
Ohio Bldg. Auth.:
(Administration Bldg. Fund Prog.) Series A, 4.875% 10/1/10	Aa2	1,000,000	1,029,560
(Adult Correctional Facility Proj.) Series 1999 A, 5.5% 10/1/11	Aa2	3,325,000	3,577,800
(Ohio Ctr. for the Arts Proj.) Series A, 5.45% 10/1/07	Aa2	1,300,000	1,388,114
(Sports Facility Bldg. Proj.) Series 1999 A, 5.25% 10/1/12	Aa2	2,940,000	3,084,119
(State Correctional Facilities Proj.) Series A:
5.25% 10/1/17	Aa2	1,000,000	1,020,090
5.7% 10/1/04	Aa2	1,125,000	1,183,579
5.75% 4/1/11	Aa2	2,865,000	3,157,688
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Ohio Bldg. Auth.: - continued
(State Facilities Administration Bldg. Fund Projs.) Series A, 4.75% 10/1/17	Aa2	$ 1,000,000	$ 973,870
Series A, (W. Green Bldg. Proj.) 4.75% 4/1/14	A2	4,620,000	4,569,134
Ohio Cap. Corp. for Hsg. Multi-family Rev. Series A, 7.5% 1/1/24	AAA	1,000,000	1,026,690
Ohio Higher Edl. Facilities Rev.:
(Case Western Reserve Univ. Proj.):
Series B, 6.5% 10/1/20	Aa2	2,250,000	2,679,998
Series C, 5.125% 10/1/17	Aa2	2,985,000	3,013,507
6% 10/1/14	Aa2	1,500,000	1,703,565
6% 10/1/22	Aa2	650,000	676,462
6.125% 10/1/15	Aa2	2,000,000	2,295,680
6.25% 10/1/16	Aa2	2,500,000	2,896,950
Series II, 5.9% 12/1/06 (AMBAC Insured)	Aaa	1,000,000	1,034,390
Ohio Higher Edl. Facility Commission Rev.:
(Denison Univ. Proj.) 5.3% 11/1/21	A1	3,775,000	3,808,711
(Oberling College Proj.) 5% 10/1/29	AA	3,000,000	2,893,980
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential Proj.):
Series A1, 5.3% 9/1/26 (c)	AAA	1,105,000	1,123,851
Series B2, 5.375% 9/1/19 (c)	AAA	2,860,000	2,874,729
Series C, 4.9% 9/1/26 (c)	AAA	1,220,000	1,220,329
Ohio Hwy. Gen. Oblig.:
(College Savings Prog.):
0% 8/1/09	Aa1	2,290,000	1,543,735
0% 8/1/10	Aa1	2,000,000	1,280,580
0% 8/1/14	Aa1	1,375,000	699,738
6.15% 8/1/10 (Pre-Refunded to 8/1/05 @ 102) (d)	Aa1	3,530,000	3,881,376
6.65% 8/1/05	Aa1	3,000,000	3,297,870
(Infrastructure Impt. Proj.) 6.65% 9/1/09	Aa1	1,000,000	1,120,750
Ohio Poll. Cont. Rev. (Standard Oil Co.-BP Petrolium Proj.) 6.75% 12/1/15	Aa2	3,100,000	3,632,301
Ohio Pub. Facilities Commission Rev. (Mental Health Cap. Facilities Proj.) Series II B, 5.125% 6/1/11 (FSA Insured)	Aaa	2,600,000	2,660,086
Ohio Tpk. Commission Tpk. Rev. Series A:
5.5% 2/15/21 (FGIC Insured)	Aaa	5,000,000	5,308,300
5.6% 2/15/12 (MBIA Insured)	Aaa	2,840,000	3,006,935
5.7% 2/15/13 (MBIA Insured)	Aaa	2,660,000	2,838,220
6% 2/15/06 (FSA Insured)	Aaa	1,000,000	1,077,900
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Ohio Univ. Gen. Receipts Series A, 5.8% 12/1/29	Aa2	$ 3,300,000	$ 3,497,538
Ohio Wtr. Dev. Auth. Poll. Cont. Facilites Rev. (Wtr. Cont. Ln. Fund Prog.) State Match Series, 6.5% 12/1/05 (MBIA Insured)	Aaa	2,735,000	3,005,300
Ohio Wtr. Dev. Auth. Rev.:
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (AMBAC Insured) (Escrowed to Maturity) (d)	Aaa	1,685,000	1,861,268
Impt. (Pure Wtr. Proj.) 5.5% 12/1/18 (AMBAC Insured)	Aaa	2,500,000	2,542,875
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (North Star BHP Steel/Cargill Proj.) 6.3% 9/1/20 (c)	A1	6,350,000	6,549,263
Ottawa County San. Swr. Sys. Rev. (Danbury Proj.) 0% 10/1/06 (AMBAC Insured)	Aaa	1,445,000	1,117,375
Pickerington Local School District Construction & Impt. 5.8% 12/1/09 (FGIC Insured)	Aaa	1,000,000	1,106,400
Plain Local School District 6% 12/1/25 (FGIC Insured)	Aaa	5,500,000	5,922,950
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) 6.5% 11/15/03 (MBIA Insured)	Aaa	1,080,000	1,146,301
Richland County Hosp. Facilities:
(MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	A-	1,500,000	1,515,405
6.375% 11/15/30	A-	1,000,000	1,005,270
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	Baa1	3,000,000	2,862,660
Southwestern City School District Franklin & Pickway County Series A, 6.2% 12/1/06 (AMBAC Insured)	Aaa	1,000,000	1,054,360
Springboro Cmnty. City School District 0% 12/1/06 (AMBAC Insured)	Aaa	915,000	702,308
Summit County Gen. Oblig. 6% 12/1/21 (FGIC Insured)	Aaa	1,500,000	1,631,925
Toledo Gen. Oblig.:
5.5% 12/1/08 (FGIC Insured)	Aaa	1,000,000	1,079,830
5.5% 12/1/09 (FGIC Insured)	Aaa	1,000,000	1,083,430
6.1% 12/1/14 (AMBAC Insured)	Aaa	1,750,000	1,871,485
7.625% 12/1/04 (AMBAC Insured)	Aaa	1,000,000	1,121,830
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	Aaa	1,045,000	1,125,580
5.5% 6/1/12 (MBIA Insured)	Aaa	1,315,000	1,405,551
5.5% 6/1/15 (MBIA Insured)	Aaa	1,000,000	1,046,150
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Ohio - continued
Warren County Gen. Oblig.:
Swr. Impt. (P&G Co./Lower Miami Proj.) 5.5% 12/1/16	Aa2	$ 1,455,000	$ 1,496,671
6.1% 12/1/12	Aa2	500,000	558,800
6.65% 12/1/11	Aa2	500,000	567,755
Westlake City School District Series A, 6.15% 12/1/05	Aa3	1,060,000	1,150,916
Wyoming City School District Series B, 5% 12/1/23 (FGIC Insured)	Aaa	1,680,000	1,635,329
			362,115,324
Puerto Rico - 3.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	1,000,000	1,051,110
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38	Baa1	3,250,000	3,000,693
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 1998 EE, 4.75% 7/1/24 (MBIA Insured)	Aaa	2,850,000	2,744,778
Series DD, 5% 7/1/28 (MBIA Insured)	Aaa	2,000,000	1,973,920
5.25% 7/1/29 (FSA Insured)	Aaa	3,500,000	3,540,705
			12,311,206
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $359,386,706)	374,426,530
NET OTHER ASSETS - 1.7%	6,625,378
NET ASSETS - 100%	$ 381,051,908
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	86.4%	AAA, AA, A	81.0%
Baa	5.1%	BBB	4.4%
Ba	0.0%	BB	1.5%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 2%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.8%
Education	9.9
Electric Utilities	9.6
Water & Sewer	8.6
Health Care	7.4
Escrowed/Pre-Refunded	7.0
Others* (individually less than 5%)	14.7
100.0%
* Includes net other assets.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $359,386,706. Net unrealized appreciation aggregated $15,039,824, of which $17,323,164 related to appreciated investment securities and $2,283,340 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $848,000 all of which will expire on December 31, 2008.

During the fiscal year ended December 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 8.47% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (cost $359,386,706) - See accompanying schedule		$ 374,426,530
Cash		2,383,859
Receivable for fund shares sold		1,263,104
Interest receivable		3,874,455
Other receivables		33,942
Total assets		381,981,890
Liabilities
Payable for fund shares redeemed	$ 343,624
Distributions payable	437,269
Accrued management fee	116,452
Other payables and accrued expenses	32,637
Total liabilities		929,982
Net Assets		$ 381,051,908
Net Assets consist of:
Paid in capital		$ 367,550,807
Undistributed net investment income		6,609
Accumulated undistributed net realized gain (loss) on investments		(1,545,332)
Net unrealized appreciation (depreciation) on investments		15,039,824
Net Assets, for 33,025,878 shares outstanding		$ 381,051,908
Net Asset Value, offering price and redemption price per share ($381,051,908 ÷ 33,025,878 shares)		$11.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Interest		$ 19,313,732
Expenses
Management fee	$ 1,330,630
Transfer agent fees	300,079
Accounting fees and expenses	117,740
Non-interested trustees' compensation	1,370
Custodian fees and expenses	7,735
Registration fees	27,000
Audit	28,846
Legal	11,637
Miscellaneous	1,139
Total expenses before reductions	1,826,176
Expense reductions	(186,359)	1,639,817
Net investment income		17,673,915
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,055,937)
Futures contracts	(39,065)	(1,095,002)
Change in net unrealized appreciation (depreciation) on:
Investment securities	22,873,289
Futures contracts	54,065	22,927,354
Net gain (loss)		21,832,352
Net increase (decrease) in net assets resulting from operations		$ 39,506,267
Other Information Expense reductions
Custodian credits		$ 5,615
Transfer agent credits		168,804
Accounting credits		11,940
		$ 186,359

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Ohio Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 17,673,915	$ 18,117,795
Net realized gain (loss)	(1,095,002)	383,528
Change in net unrealized appreciation (depreciation)	22,927,354	(29,483,123)
Net increase (decrease) in net assets resulting from operations	39,506,267	(10,981,800)
Distributions to shareholders From net investment income	(17,700,231)	(18,117,795)
From net realized gain	-	(383,528)
In excess of net realized gain	-	(392,840)
Total distributions	(17,700,231)	(18,894,163)
Share transactions Net proceeds from sales of shares	54,525,383	69,846,503
Reinvestment of distributions	12,141,443	13,297,374
Cost of shares redeemed	(60,394,239)	(96,460,366)
Net increase (decrease) in net assets resulting from share transactions	6,272,587	(13,316,489)
Total increase (decrease) in net assets	28,078,623	(43,192,452)
Net Assets
Beginning of period	352,973,285	396,165,737
End of period (including undistributed net investment income of $6,609 and $0, respectively)	$ 381,051,908	$ 352,973,285
Other Information Shares
Sold	4,903,769	6,106,427
Issued in reinvestment of distributions	1,094,262	1,172,502
Redeemed	(5,482,947)	(8,525,683)
Net increase (decrease)	515,084	(1,246,754)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.860	$ 11.740	$ 11.720	$ 11.430	$ 11.590
Income from Investment Operations Net investment income	.552 B	.536	.538	.554	.560
Net realized and unrealized gain (loss)	.681	(.857)	.125	.413	(.090)
Total from investment operations	1.233	(.321)	.663	.967	.470
Less Distributions
From net investment income	(.553)	(.536)	(.538)	(.554)	(.560)
From net realized gain	-	(.011)	(.105)	(.105)	(.070)
In excess of net realized gain	-	(.012)	-	(.018)	-
Total distributions	(.553)	(.559)	(.643)	(.677)	(.630)
Net asset value, end of period	$ 11.540	$ 10.860	$ 11.740	$ 11.720	$ 11.430
Total Return A	11.68%	(2.83)%	5.79%	8.74%	4.23%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 381,052	$ 352,973	$ 396,166	$ 388,907	$ 381,626
Ratio of expenses to average net assets	.52%	.52%	.55% C	.56% C	.59%
Ratio of expenses to average net assets after expense reductions	.46% D	.51% D	.55%	.56%	.59%
Ratio of net investment income to average net assets	4.99%	4.71%	4.58%	4.83%	4.93%
Portfolio turnover rate	28%	14%	19%	15%	43%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity OH Municipal Money Market	3.71%	17.09%	36.21%
Ohio Tax-Free Money Market Funds Average	3.55%	16.58%	34.86%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 14 mutual funds.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity OH Municipal Money Market	3.71%	3.21%	3.14%
Ohio Tax-Free Money Market Funds Average	3.55%	3.11%	3.03%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Fidelity Ohio Municipal Money Market Fund

Yields

	1/1/01	10/2/00	7/3/00	4/3/00	1/3/00

Fidelity Ohio Municipal Money Market Fund	4.24%	4.44%	3.97%	3.43%	4.16%

Ohio Tax-Free Money Market Funds Average	3.91%	3.73%	3.83%	3.17%	4.04%

Ohio Municipal Money Market Tax-equivalent	7.13%	7.46%	6.67%	5.78%	6.99%

Portion of fund's income subject to state taxes	1.04%	0.00%	0.00%	0.54%	0.00%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 40.47%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to states taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. And there is no assurance that a money fund will maintain a $1 share price.

3

Annual Report

Fidelity Ohio Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Fidelity Ohio Municipal Money Market Fund

Q. Norm, what was the investment environment like during the 12 months that ended December 31, 2000?

A. The markets experienced an interesting transition. During the first half of the fund's fiscal year, economic growth was strong, unemployment hit historically low levels and consumer spending was robust. To head off inflationary pressures, the Federal Reserve Board continued its program of raising interest rates in an effort to slow growth and head off inflation. From late 1999 through May 2000, the Fed steadily raised the fed funds target rate - the rate banks charge each other for overnight loans - bringing it from 4.75% to 6.50%. Then, we witnessed a sea change. Data started to emerge showing that the Fed rate hikes were starting to help slow economic growth. At the same time, inflationary pressures remained subdued in spite of rising energy prices.

Q. What was the market's reaction to this backdrop?

A. Sentiment started to shift. In the summer, the Fed chose to keep rates unchanged at each of its meetings, building market consensus that the Fed would not only remain on hold through the end of 2000 but might even implement a rate cut as its next move. This view was reinforced late in the period, as data continued to point to the "soft landing" that the Fed was trying to engineer. In such a scenario, Fed rate hikes slow growth enough to head off inflation, but not so much as to spark a recession. The pace of economic growth dipped significantly in the third quarter and industrial production declined a bit. In addition, signs pointed to a slowdown in corporate spending within a climate of a struggling stock market and high energy prices.

Q. What was your strategy with the fund?

A. As the first half of the fund's fiscal year transpired - when rates were on the rise - purchases were focused on short-term money market securities, which enabled the fund to capture increasing yields as they emerged. Starting in June and through the latter half of the year, new issuance of longer-term six- and 12-month paper hit the market. This new supply helped create a number of opportunities, as sellers were forced to increase yields - and drop prices - in order to attract buyers. I took advantage of the availability of attractively priced longer-term securities and looked to add investments, in that area. This approach worked out well given the investment environment, because it paid off to lock in higher long-term yields in a declining interest-rate environment.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on December 31, 2000, was 4.22%, compared to 3.99% 12 months ago. The more recent seven-day yield was the equivalent of a 7.10% taxable rate of return for Ohio investors in the 40.47% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through December 31, 2000, the fund's 12-month total return was 3.71%, compared to 3.55% for the Ohio tax-free money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook, Norm?

A. Revised estimates for U.S. gross domestic product (GDP) for the third quarter of 2000 showed the U.S. economy growing at its slowest pace in several years. We expect more evidence of a slowdown to emerge in the fourth quarter of 2000, demonstrating a trend, not an aberration. Declining stock prices have translated into less disposable income in consumers' pockets, a crucial factor given that consumption accounts for two-thirds of GDP. Relative weakness for retailers in the holiday shopping season proved to be a telling sign of the direction of the economy. If consumer confidence and spending decline, and data continues to show evidence of an economic slowdown, we anticipate that the Fed will most probably start to ease interest rates beginning in January.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current tax-free income while maintaining a stable $1 share price by investing in high-quality, short-term municipal money market securities whose interest is free from federal income tax and Ohio individual income tax

Fund number: 419

Trading symbol: FOMXX

Start date: August 29, 1989

Size: as of December 31, 2000, more than $516 million

Manager: Norm Lind, since July 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/00	% of fund's investments 6/30/00	% of fund's investments 12/31/99
0 - 30	73.5	66.8	67.9
31 - 90	4.8	8.7	2.8
91 - 180	7.6	12.3	10.2
181 - 397	14.1	12.2	19.1
Weighted Average Maturity
	12/31/00	6/30/00	12/31/99
Fidelity Ohio Municipal Money Market Fund	52 Days	62 Days	72 Days
Ohio Tax-Free Money Market Funds Average*	56 Days	50 Days	61 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2000	As of June 30, 2000
Variable Rate Demand Notes (VRDNs) 67.2%	Variable Rate Demand Notes (VRDNs) 62.3%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 1.0%
Tender Bonds 8.4%	Tender Bonds 6.0%
Municipal Notes 21.7%	Municipal Notes 31.0%
Municipal Money Market Funds 0.7%	Municipal Money Market Funds 0.0%
Other Investments 0.0%	Other Investments 1.0%
Net Other Assets 2.0%	Net Other Assets (1.3)%**

* Source: iMoneyNet, Inc.

**Net Other Assets are not included in the pie chart.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value (Note 1)
Ohio - 97.3%
American Muni. Pwr. BAN (Cleveland Elec. Co. Proj.) 4.55% 8/22/01	$ 4,700,000	$ 4,700,000
Anthony Wayne Loc School District BAN 4.77% 12/6/01	2,875,000	2,883,167
Archbold Local School District BAN 5.25% 5/14/01	1,100,000	1,103,759
Ashland Gen. Oblig. BAN (Court & Jail Facilities Proj.) 4.75% 7/12/01	4,100,000	4,105,147
Ashtabula County Ind. Dev. Rev.:
(Plasticolors, Inc. Proj.) Series 1996 A, 5.1%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	2,180,000	2,180,000
(Zehro Plastics, Inc. Proj.) Series 1999, 5.1%, LOC Bank One NA, Michigan, VRDN (a)(d)	5,000,000	5,000,000
Bedford Heights Indl. Dev. Rev. (Olympic Steel Proj.) Series 1989, 5.05%, LOC Nat'l. City Bank, VRDN (a)(d)	700,000	700,000
Bowling Green Gen. Oblig. BAN:
4.6% 3/29/01	3,000,000	3,001,577
4.75% 9/6/01	4,700,000	4,709,767
Bryan Gen. Oblig. BAN 4.45% 12/12/01	2,400,000	2,400,000
Butler County Joint Vocational School District BAN 4.3% 3/1/01	4,500,000	4,500,000
Cambridge Hosp. Facilities Rev. Bonds (Southeastern Reg'l. Med. Ctr. Proj.) 4.95%, tender 1/2/01 (a)	6,625,000	6,625,000
Centerburg Local School District BAN 4.99% 6/12/01	3,200,000	3,208,208
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series 1998 A1, 4.85% (BPA Bank of America NA), VRDN (a)(d)	6,000,000	6,000,000
Clark County Multi-family Rev. (Masonic Home Proj.) Series 1999, 4.94% (AMBAC Insured), VRDN (a)	7,085,000	7,085,000
Clermont County Ind. Dev. Rev.:
(American Micro Products Proj.) 5.15%, LOC Firstar Bank NA, VRDN (a)(d)	3,800,000	3,800,000
(Mane-Seafla, Inc. Proj.) 5.2%, LOC Bank One NA, VRDN (a)(d)	4,650,000	4,650,000
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 4.94%, LOC Firstar Bank NA, VRDN (a)	7,355,000	7,355,000
Cuyahoga County Hosp. Rev.:
(Cleveland Clinic Foundation Proj.):
Series 1997 C, 5.05% (Liquidity Facility Bank of America NA), VRDN (a)	14,250,000	14,250,000
Series 1998 A, 5.05% (Liquidity Facility Chase Manhattan Bank), VRDN (a)	5,300,000	5,300,000
(Univ. Hosp. Health Sys. Proj.) Series 1999 D, 5.05% (AMBAC Insured), VRDN (a)	2,950,000	2,950,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Cuyahoga County Ind. Dev. Rev.:
(Marine Mechanical Corp. Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	$ 4,770,000	$ 4,770,000
(Progressive Plastics, Inc. Proj.) 5.2%, LOC Bank One NA, VRDN (a)(d)	1,965,000	1,965,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 5.04%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	5,245,000	5,245,000
Cuyahoga Falls Gen. Oblig. BAN 4.875% 9/5/01	2,000,000	2,005,553
Dayton Gen. Oblig. BAN 4.75% 8/30/01	2,150,000	2,154,534
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 4.94%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,170,000	4,170,000
Erie County Ind. Dev. Rev. (US Tsubaki Proj.) Series 99, 4.98%, LOC Lasalle Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 4.94%, LOC Bank One NA, VRDN (a)	10,600,000	10,600,000
Fairfield County Gen. Oblig. BAN 4.87% 7/11/01	4,600,000	4,608,521
Franklin County Gen. Oblig. Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 5% (Liquidity Facility Morgan Guaranty Trust Co., NY) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	10,000,000	10,000,000
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 4.94%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,900,000	4,900,000
Franklin County Ind. Dev. Rev.:
(Berwick Steel Co. Proj.) 5.95%, LOC Sanwa Bank Ltd., VRDN (a)	4,600,000	4,600,000
(Inland Products, Inc. Proj.) 5.1%, LOC PNC Bank NA, VRDN (a)(d)	500,000	500,000
Franklin County Multi-family Rev.:
Bonds (BlackLick Station Aprts. Proj.) Series 1999, 4.65%, tender 10/1/01, LOC Fifth Third Bank, Cincinnati (a)(d)	3,000,000	3,000,000
(Colonial Courts Proj.) 5.1%, LOC Firstar Bank NA, VRDN (a)(d)	2,500,000	2,500,000
(Golf Pointe Apts. Proj.) Series 2000 A, 4.98%, LOC Lasalle Bank NA, VRDN (a)(d)	4,600,000	4,600,000
Franklin Multi-family Rev. Bonds (260 East Naghten Street Proj.) 5.05%, tender 8/1/01, LOC Fifth Third Bank, Cincinnati (a)(d)	4,600,000	4,600,000
Geauga County Gen. Oblig. BAN 4.5% 3/8/01	1,800,000	1,800,780
Granville Exempted Village School District BAN 4.87% 7/17/01	2,500,000	2,507,513
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Hamilton County Ind. Dev. Rev. (Metro Containers, Inc. Proj.) 5.2%, LOC Bank One NA, VRDN (a)(d)	$ 1,260,000	$ 1,260,000
Hamilton Gen. Oblig. BAN (Real Estate Acquisition Proj.) 4.3% 1/19/01	2,890,000	2,890,000
Highland Heights Gen. Oblig. BAN 4.75% 3/14/01	1,430,000	1,431,216
Hilliard Gen. Oblig. BAN 4.75% 1/25/01	3,100,000	3,101,073
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	4,410,000	4,410,000
Lake County BAN 4.75% 10/3/01	2,225,000	2,229,811
Lake County Ind. Dev. Rev.:
(American Bus. Co. Proj.) 5.04%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	1,235,000	1,235,000
(Norshar Co. Proj.) 5.2%, LOC Bank One NA, VRDN (a)(d)	3,275,000	3,275,000
Lebanon Gen. Oblig. BAN 4.95% 5/24/01	2,000,000	2,000,000
Lorain County Independent Living Facilities (Elyria United Methodist Village Proj.) 4.98%, LOC Bank One NA, VRDN (a)	6,830,000	6,830,000
Lucas County Gen. Oblig. BAN 4.56% 4/12/01	3,715,000	3,717,062
Lucas County Multi-family Rev.:
(Beacon Place/Cubbon Proj.) 4.9%, LOC Firstar Bank NA, VRDN (a)	3,120,000	3,120,000
(Lakewoods Proj.) 5.1%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	4,000,000	4,000,000
Lyndhurst Gen. Oblig. BAN 4.625% 3/15/01	1,000,000	1,000,622
Medina County Ind. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 5.1%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	1,035,000	1,035,000
(Rembond Proj.) Series 1996, 5.2%, LOC Firstar Bank NA, VRDN (a)(d)	2,550,000	2,550,000
Medina Wtr. Sys. Impt. BAN 4.75% 7/12/01	4,100,000	4,105,147
Montgomery County Health Care Rev. (Eastway Corp. & Property Resource Proj.) Series 1997, 5.04%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(d)	2,870,000	2,870,000
Montgomery County Multi-family Hsg. Dev. Rev.:
(Pedcor Investments-Lyons Gate Proj.) 5%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	4,421,000	4,421,000
(Timber Creek Village Apts. Proj.) Series 1998, 4.92%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	3,615,000	3,615,000
North Baltimore Local School District BAN 5.1% 4/12/01	1,475,000	1,477,345
North Olmsted Library Impt. BAN 4.55% 7/31/01	685,000	686,358
Oakwood Gen. Oblig. BAN 4.75% 3/22/01	2,800,000	2,802,184
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 4.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 4,700,000	$ 4,700,000
(Ohio Edison Co. Proj.):
Series 1988 C, 5%, LOC Barclays Bank PLC, VRDN (a)(d)	300,000	300,000
Series 2000 C, 4.9%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)	2,700,000	2,700,000
Ohio Higher Edl. Facilities Rev. (Xavier Univ. Proj.) Series B, 5.1%, LOC Firstar Bank NA, VRDN (a)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series MSDW 98 116, 4.94% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	3,000,000	3,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series BA 98 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA) (a)(d)(e)(f)	4,600,000	4,600,000
Series BA 99 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA) (a)(d)(e)(f)	13,470,000	13,470,000
Series PT 241, 4.45%, tender 2/22/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)(f)	6,025,000	6,025,000
Series PT 282, 4.2%, tender 6/21/01 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)(f)	4,460,000	4,460,000
Participating VRDN:
Series BA 00 F, 4.97% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,800,000	4,800,000
Series BA 00 Q, 4.99% (Liquidity Facility Bank of America NA) (a)(d)(e)	2,700,000	2,700,000
Series BA 98 B, 4.99% (Liquidity Facility Bank of America NA) (a)(d)(e)	14,695,000	14,695,002
Series CDC 99 A, 4.99% (Liquidity Facility Caisse des Depots et Consignations) (a)(d)(e)	4,600,000	4,600,000
Series Merlots 00 A1, 4.7% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	4,600,000	4,600,000
Series Merlots 00 AA, 4.75% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	5,995,000	5,995,000
Series PA 758R, 4.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,950,000	3,950,000
Series PA 93, 5.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	714,000	714,000
Series PT 122, 4.99% (Liquidity Facility Banco Santander Central Hispano SA) (a)(d)(e)	2,960,000	2,960,000
Series PT 228, 4.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 4.7%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	$ 4,100,000	$ 4,100,000
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 5.08%, LOC Bank One NA, VRDN (a)(d)	3,200,000	3,200,000
Series B, 5.18%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	500,000	500,000
Series C, 5.18%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	625,000	625,000
Series D, 5.18%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	625,000	625,000
(Pine Crossing Apts. Proj.) 6.6% (Govt. Nat'l. Mortgage Assoc. Guaranteed), LOC Sumitomo Bank Ltd., VRDN (a)(d)	2,065,000	2,065,000
Ohio Hsg. Fin. Agcy. Single Family Mtg. Participating VRDN Series 14, 4.95% (Liquidity Facility Bank of New York NA) (a)(d)(e)	3,900,000	3,900,000
Ohio Ind. Dev. Rev.:
(Carpenter/Clapp & Haney Tool Co. Proj.) Series 1987 P, 5%, LOC Bank One NA, VRDN (a)(d)	155,000	155,000
(Dramex Int'l., Inc. Proj.):
Series 1988 I, 5%, LOC Bank One NA, VRDN (a)(d)	500,000	500,000
Series 1988 II, 5%, LOC PNC Bank NA, VRDN (a)(d)	200,000	200,000
(K&S Realty Proj.) Series 1989 I, 5%, LOC Nat'l. City Bank, VRDN (a)(d)	185,000	185,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 5%, LOC Nat'l. City Bank, VRDN (a)(d)	180,000	180,000
(Kaufmans Bakery Co. Proj.) Series 1987 K, 5%, LOC Bank One NA, VRDN (a)(d)	300,000	300,000
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 5%, LOC Nat'l. City Bank, VRDN (a)(d)	265,000	265,000
(Morrow Macke Realty Proj.) Series 1988 C, 5%, LOC Bank One NA, VRDN (a)(d)	240,000	240,000
(Plasticos Co. Proj.) Series 1989 III A, 5%, LOC Nat'l. City Bank, VRDN (a)(d)	245,000	245,000
(Southwest Fin. Svcs. Proj.) Series 1986 J, 5%, LOC Nat'l. City Bank, VRDN (a)(d)	45,000	45,000
(Standby Screw & Machine Proj.) Series 1991 IA, 5%, LOC Nat'l. City Bank, VRDN (a)(d)	455,000	455,000
Ohio Solid Waste Rev. (BP Exploration & Oil, Inc. Proj.) Series 1999, 5.1% (BP Amoco PLC Guaranteed), VRDN (a)(d)	2,400,000	2,400,000
Ohio Tpk. Cmnty. Tpk. Rev. Participating VRDN Series BS 00 104, 5% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	3,610,000	3,610,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MSDW 98 71, 4.92% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	$ 3,095,000	$ 3,095,000
Ohio Univ. Gen. Receipts Athens BAN:
4.75% 1/25/01	5,000,000	5,001,729
4.75% 3/29/01	1,800,000	1,801,643
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series 2000 A, 5%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilites Rev.:
(Philip Morris Co., Inc. Proj.) 5%, VRDN (a)	12,000,000	12,000,000
Series 1999 A, 5% (AMBAC Insured), VRDN (a)(d)	4,500,000	4,500,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 5.2%, LOC Bank of America NA, VRDN (a)(d)	3,900,000	3,900,000
Perrysburg Gen. Oblig. BAN:
4.9% 11/15/01	2,000,000	2,007,496
5.05% 8/16/01	1,470,000	1,474,364
Port Auth. for Columbiana County (Polar Minerals, Inc. Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	4,640,000	4,640,000
Portage County Ind. Dev. Rev. (Mantaline Corp. Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	4,660,000	4,660,000
Richland County Ind. Dev. Rev.:
(Carton Svc., Inc. Proj.) Series 1996, 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	550,000	550,000
(Sabin Robbins Paper Co. Proj.) Series 1997, 4.9%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(d)	2,500,000	2,500,000
Rickenbacker Port Auth. Ind. Dev. (Micro Industries Corp. Proj.) Series 2000, 5.2%, LOC Bank One NA, VRDN (a)(d)	3,250,000	3,250,000
River Valley Local School District BAN 4.95% 7/25/01	5,000,000	5,015,115
Salem City Hosp. Facilities Rev. Series 2000, 5.02%, LOC PNC Bank NA, VRDN (a)	2,700,000	2,700,000
Sidney Ohio City School District BAN 4.79% 8/7/01	2,500,000	2,505,663
Solon Indl. Dev. Rev. (Custom Graphic, Inc. Proj.) Series 1999, 5.2%, LOC Bank One NA, VRDN (a)(d)	4,000,000	4,000,000
Solon School District BAN 5.1% 1/18/01	3,500,000	3,500,550
Southwestern City School District Franklin & Pickway County BAN 4.875% 9/6/01	2,750,000	2,757,666
Springdale Gen. Oblig. BAN 4.61% 9/21/01	2,750,000	2,753,974
Stark County Ind. Dev. Rev.:
(H-P Products, Inc. Proj.) 5.1%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	3,040,000	3,040,000
(Kidd Dev. Proj.) 5.2%, LOC Bank One NA, VRDN (a)(d)	3,550,000	3,550,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Stark County Ind. Dev. Rev.: - continued
(Liquid Cont. Corp. Proj.) Series 1987, 5.2%, LOC Bank One NA, VRDN (a)(d)	$ 255,000	$ 255,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	2,500,000	2,500,000
5.25%, LOC Nat'l. City Bank, VRDN (a)(d)	3,735,000	3,735,000
(Hampshire Properties Proj.) 5.2%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	835,000	835,000
(Kaiser Dev. Proj.) 5.2%, LOC Bank One NA, VRDN (a)(d)	775,000	775,000
(Keltec, Inc. Proj.) Series 1987, 5.2%, LOC Bank One NA, VRDN (a)(d)	265,000	265,000
(Mannix Co. Proj.) Series 1987, 5.2%, LOC Bank One NA, VRDN (a)(d)	1,460,000	1,460,000
(Sigma Properties Proj.) Series 2000 B, 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	2,560,000	2,560,000
(Summit Plastic Co. Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	2,195,000	2,195,000
(Triumph Hldgs. Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	1,670,000	1,670,000
Sylvania City School District BAN 4.7% 7/25/01	2,500,000	2,506,866
Sylvania Gen. Oblig. BAN 4.5% 2/22/01	1,745,000	1,745,593
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	3,295,000	3,295,000
Trotwood City Gen. Oblig. BAN 5% 7/25/01	2,300,000	2,303,694
Trumbull County Health Care Facilities Rev. (Shepard of the Valley Retire Howland Proj.) Series 1998, 5%, LOC Nat'l. City Bank, VRDN (a)	5,000,000	5,000,000
Trumbull County Ind. Dev. Rev. (McDonald Steel Corp. Proj.) Series 1990, 5.1%, LOC PNC Bank NA, VRDN (a)(d)	1,300,000	1,300,000
Twinsburg Gen. Oblig. BAN 5% 9/12/01	5,250,000	5,269,414
Twinsburg Ind. Dev. Rev. (United Stationers Supply Co. Proj.) 5%, LOC PNC Bank NA, VRDN (a)(d)	5,600,000	5,600,000
Union County Gen. Oblig. BAN 5.21% 6/14/01	2,100,000	2,102,337
Union Township Gen. Oblig. BAN 4.86% 4/10/01	2,500,000	2,503,311
Van Wert County Ind. Dev. Rev. (Toledo Molding & Die, Inc. Proj.) Series 1994, 5.2%, LOC Bank One NA, VRDN (a)(d)	1,785,000	1,785,000
Wood County Ind. Dev. Rev.:
(Dowa THT America, Inc. Proj.) Series 1999, 4.95%, LOC Comerica Bank, Detroit, VRDN (a)(d)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Wood County Ind. Dev. Rev.: - continued
(TL Industries & AMPP, Inc. Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(d)	$ 720,000	$ 720,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 5.04%, LOC Bank One NA, VRDN (a)(d)	4,700,000	4,700,000
		502,343,761
	Shares
Other - 0.7%
Fidelity Municipal Cash Central Fund, 4.94% (b)(c)	3,498,714	3,498,714
TOTAL INVESTMENT PORTFOLIO - 98.0%		505,842,475
NET OTHER ASSETS - 2.0%		10,175,743
NET ASSETS - 100%		$ 516,018,218
Total Cost for Income Tax Purposes $ 505,842,475
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series BA 98 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA)	11/9/00	$ 4,600,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series BA 99 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA)	11/9/00	$ 13,470,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 241, 4.45%, tender 2/22/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/31/00	$ 6,025,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 282, 4.2%, tender 6/21/01 (Liquidity Facility Landesbank Hessen-Thuringen)	9/3/99	$ 4,460,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $28,555,000 or 5.5% of net assets.

Income Tax Information

At December 31, 2000, the fund had a capital loss carryforward of approximately $85,000 of which $1,000, $50,000, $6,000, $20,000 and $8,000 will expire on December 31, 2003, 2004, 2005, 2007 and 2008, respectively.

During the fiscal year ended December 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 53.74% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value - See accompanying schedule		$ 505,842,475
Cash		7,236
Receivable for fund shares sold		10,179,773
Interest receivable		4,876,565
Prepaid expenses		17,771
Total assets		520,923,820
Liabilities
Payable for fund shares redeemed	$ 4,607,858
Distributions payable	51,268
Accrued management fee	156,652
Other payables and accrued expenses	89,824
Total liabilities		4,905,602
Net Assets		$ 516,018,218
Net Assets consist of:
Paid in capital		$ 516,103,295
Accumulated undistributed net realized gain (loss) on investments		(85,077)
Net Assets, for 516,103,382 shares outstanding		$ 516,018,218
Net Asset Value, offering price and redemption price per share ($516,018,218 ÷ 516,103,382 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Interest		$ 20,029,286
Expenses
Management fee	$ 1,793,829
Transfer agent fees	659,021
Accounting fees and expenses	93,257
Non-interested trustees' compensation	1,645
Custodian fees and expenses	14,269
Registration fees	39,976
Audit	23,486
Legal	13,987
Miscellaneous	19,637
Total expenses before reductions	2,659,107
Expense reductions	(20,683)	2,638,424
Net investment income		17,390,862
Net realized gain (loss) on investment securities		(8,406)
Net increase (decrease) in net assets resulting from operations		$ 17,382,456
Other Information Expense reductions
Custodian credits		$ 8,688
Transfer agent credits		11,995
		$ 20,683

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 17,390,862	$ 12,346,856
Net realized gain (loss)	(8,406)	(20,084)
Increase (decrease) in net unrealized gain from accretion of market discount	-	(1,113)
Net increase (decrease) in net assets resulting from operations	17,382,456	12,325,659
Distributions to shareholders from net investment income	(17,390,862)	(12,346,856)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,338,533,818	1,212,520,087
Reinvestment of distributions from net investment income	16,792,368	11,964,134
Cost of shares redeemed	(1,329,270,358)	(1,135,228,819)
Net increase (decrease) in net assets and shares resulting from share transactions	26,055,828	89,255,402
Total increase (decrease) in net assets	26,047,422	89,234,205
Net Assets
Beginning of period	489,970,796	400,736,591
End of period	$ 516,018,218	$ 489,970,796

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.036	.028	.030	.032	.030
Less Distributions
From net investment income	(.036)	(.028)	(.030)	(.032)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.71%	2.86%	3.09%	3.29%	3.08%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 516,018	$ 489,971	$ 400,737	$ 364,472	$ 327,593
Ratio of expenses to average net assets	.56%	.57%	.58%	.59%	.60%
Ratio of expenses to average net assets after expense reductions	.55% B	.56% B	.57% B	.59%	.59% B
Ratio of net investment income to average net assets	3.64%	2.83%	3.05%	3.24%	3.03%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Spartan Ohio Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Ohio. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares purchased after April 16, 2001 and held in the income fund less than 30 days will be subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

When-Issued Securities. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

When-Issued Securities - continued

least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Income Fund. Purchases and sales of securities, other than short-term securities, aggregated $102,101,208 and $97,853,074, respectively.

The market value of futures contracts opened and closed during the period amounted to $0 and $3,898,687, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, Fidelity Management & Research Company (FMR)receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is 0.25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of 0.38% of average net assets for the income fund and money market fund.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .08% and 0.14% of average net assets for the income fund and the money market fund, respectively.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The money market fund pays premiums to FIDFUNDS on a calendar year basis, which are being amortized over one year.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President -
Money Market Fund

George A. Fischer, Vice President -
Income Fund

Norman U. Lind, Vice President -
Money Market Fund

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated lines for quickest service

OFF-ANN-0201 125142
1.540019.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Pennsylvania
Municipal

Funds

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Pennsylvania Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Pennsylvania Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Pennsylvania Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan PA Municipal Income	10.99%	29.43%	100.52%
LB Pennsylvania Municipal Bond	11.26%	31.58%	n/a*
Pennsylvania Municipal Debt Funds Average	10.53%	24.62%	91.54%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index - a market value-weighted index of Pennsylvania investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 63 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan PA Municipal Income	10.99%	5.29%	7.21%
LB Pennsylvania Municipal Bond	11.26%	5.64%	n/a*
Pennsylvania Municipal Debt Funds Average	10.53%	4.49%	6.71%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan Pennsylvania Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on December 31, 1990. As the chart shows, by December 31, 2000, the value of the investment would have grown to $20,052 - a 100.52% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,269 - a 102.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan Pennsylvania Municipal Income Fund
Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	5.22%	4.37%	4.55%	4.99%	5.01%
Capital returns	5.77%	-6.53%	1.22%	3.35%	-0.99%
Total returns	10.99%	-2.16%	5.77%	8.34%	4.02%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.27¢	24.94¢	49.49¢
Annualized dividend rate	4.76%	4.77%	4.84%
30-day annualized yield	4.50%	-	-
30-day annualized tax-equivalent yield	7.23%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.56 over the past one month, $10.38 over the past six months and $10.23 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 2000 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

After experiencing sluggish performance in 1999, the municipal bond market shrugged off the ill effects of a series of interest-rate hikes by the Federal Reserve Board early in 2000 and rebounded strongly throughout the remainder of the year. According to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds - the municipal bond market returned 11.68% for the overall 12-month period ending December 31, 2000. This marked the index's first double-digit annual return since 1995 and far exceeded its annual return of -2.06% in 1999. Munis also outpaced the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which returned 11.63% during the 2000 calendar year. Evidence of a slowing U.S. economy and, hence, heightened optimism that the Fed would stop raising interest rates, were dominant factors in the municipal bond rally during 2000. Attractive prices and relatively high yields against a backdrop of diminished supply also contributed to their strong performance. As the period drew to a close and equity markets continued to struggle, municipal bonds enjoyed their second-best month of the year in December as expectations grew that the Fed would cut rates beginning in January.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Pennsylvania Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended December 31, 2000, the fund had a total return of 10.99%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned 10.53% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 11.26%.

Q. What were some of the main forces behind the fund's performance during the 12-month period?

A. Changing expectations about economic growth, coupled with growing optimism about inflation and interest rates, caused the municipal market to rally during the latter half of 2000. As the period wore on, there was a widening belief that the economy was slowing and that the Federal Reserve Board would stop raising interest rates and might even lower them in the months to come. The municipal market also was helped by favorable supply and demand factors. The supply of Pennsylvania municipals declined by about 40% during 2000, while demand remained firm as the stock market sold off and investors found the high tax-free yields municipals offered to be attractive.

Annual Report

Spartan Pennsylvania Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What helped the fund beat its peers during the period?

A. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Instead, I managed the fund's duration to be in line with the Pennsylvania municipal market as a whole as measured by the Lehman Brothers Pennsylvania Municipal Bond Index. Given that interest rates and bond yields dropped significantly during the final four months of the year, some peers may have suffered if they were positioned with too little interest-rate sensitivity. Rather than make a bet on interest rates, I positioned the fund to emphasize the best value opportunities based on their performance potential in a variety of possible interest-rate scenarios.

Q. What other strategies helped the fund's performance?

A. The fund also benefited from trading between bonds with various structural features. For example, bonds with different coupons traded in and out of favor during the period. On some occasions, I found good buys among discount bonds, which pay interest rates below prevailing market rates and trade at prices that are lower than their face value. On other occasions, premium bonds - which pay interest rates above prevailing market rates and trade at prices above their face value - were priced more cheaply. For the most part, the exchanges I made between premiums and discounts benefited performance.

Q. What holdings lagged the overall market during the year?

A. For most of the year, health care bonds lagged the overall market and posted disappointing results. The sector in general was plagued by a reduction in reimbursements from HMOs and Medicare. More recently, however, the securities of hospitals with solid market positions improved as investors began to differentiate between weak and strong operators, rather than painting the entire sector with the same brush. Nonetheless, I remained cautious about the sector, maintaining a relatively small weighting in it and emphasizing insured health care bonds when I did invest in the sector.

Q. What choices did you make in terms of credit quality and sectors, and why?

A. As of December 31, 2000, nearly 65% of the fund's investments were in bonds with the highest credit rating of AAA by Standard & Poor's® or Aaa by Moody's Investors Service. My emphasis on high-quality bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive by way of additional yield for owning them. In terms of sectors, I placed a growing emphasis on bonds that fund infrastructure spending, such as those from the transportation, water and education sectors.

Q. What's ahead for the municipal market?

A. The bond market appears to be factoring in the potential for interest rates to fall in early 2001, now that economic growth shows some signs of slowing and inflation remains moderate. If interest rates fall, municipal bonds most likely would benefit. My outlook for the technical aspects of supply and demand is favorable. The supply of municipals declined in response to rising interest rates because many issuers found it too expensive to issue new or refinance old debt. Given their relatively high tax-equivalent yields, I believe that demand for municipals will remain strong.

Annual Report

Spartan Pennsylvania Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide high current income exempt from federal income and Pennsylvania personal income tax, as is consistent with the preservation of capital

Fund number: 402

Trading symbol: FPXTX

Start date: August 6, 1986

Size: as of December 31, 2000, more than $243 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on her investment approach:

"At Fidelity, one of the key strategies we use in managing municipal bond funds is to opportunistically buy and sell bonds of various maturities. The demand for municipals can vary a great deal in response to the behavior of various market participants. Corporations, individual investors and trust accounts tend to favor short-term securities, which are less interest-rate sensitive and, therefore, tend to be less volatile than the overall municipal market. Individual investors, along with mutual funds and insurance companies that invest the insurance premiums they collect, are the primary purchasers of intermediate-maturity bonds. Higher-yielding, longer-term securities, which tend to be the most volatile, generally are the domain of long-maturity mutual funds, hedge funds and other investors known as ´arbitrageurs,' who seek to exploit small differences between various fixed-income investments. At a given point in time, a given municipal bond maturity range may look cheap or expensive as different categories of investors embrace them or step aside. With the help of Fidelity's research team, I try to take advantage of the anomalies that can occur by investing in bond maturities that look cheap due to weak demand and selling those that have performed well in response to strong demand."

  On January 18, 2001, the Board of Trustees of Spartan Pennsylvania Municipal Income Fund authorized the reduction of the fund's redemption fee period from 180 to 30 days. Redemptions after January 26, 2001, of shares held less than 30 days will be subject to a fee of 0.50% of the amount redeemed.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.3	23.5
Education	16.3	14.4
Health Care	15.0	14.7
Transportation	11.4	11.5
Water & Sewer	11.1	11.5
Average Years to Maturity as of December 31, 2000
		6 months ago
Years	14.0	13.4
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2000
6 months ago
Years	6.5	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of December 31, 2000 As of June 30, 2000

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Bonds - 100.5%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - 98.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.):
Series A:
5.75% 1/1/12 (MBIA Insured) (d)	Aaa	$ 4,000,000	$ 4,316,640
5.75% 1/1/14 (MBIA Insured) (d)	Aaa	3,000,000	3,236,190
Series A1:
5.75% 1/1/07 (MBIA Insured) (d)	Aaa	1,500,000	1,598,070
5.75% 1/1/08 (MBIA Insured) (d)	Aaa	1,000,000	1,072,400
5.75% 1/1/11 (MBIA Insured) (d)	Aaa	2,000,000	2,158,440
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	Aaa	400,000	459,948
Allegheny County Hosp. Dev. Auth. (Health Ctr.-UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	Aaa	1,000,000	973,780
4.625% 8/1/13 (MBIA Insured)	Aaa	3,885,000	3,752,250
4.625% 8/1/14 (MBIA Insured)	Aaa	4,060,000	3,886,719
5.55% 4/1/12 (MBIA Insured)	Aaa	2,845,000	2,973,224
Allegheny County Ind. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10 (f)	-	2,075,000	2,122,787
Allegheny County Port Auth. Spl. Rev. 6.125% 3/1/29 (MBIA Insured)	Aaa	2,000,000	2,157,140
Allegheny County San. Auth. Swr. Rev.:
0% 12/1/12 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	2,260,000	1,275,770
5.5% 12/1/30 (MBIA Insured)	Aaa	2,000,000	2,053,740
Butler Area School District 0% 11/15/19 (FGIC Insured) (Pre-Refunded to 11/15/07 @ 50.177) (e)	Aaa	5,650,000	2,093,043
Canon-McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured) (b)	AAA	7,695,000	8,058,050
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B:
5% 5/15/08 (AMBAC Insured)	Aaa	600,000	619,368
5.25% 5/15/22 (AMBAC Insured)	Aaa	3,000,000	2,973,210
Cumberland County Muni. Auth. College Rev. (Dickerson College Proj.) Series A, 5.5% 11/1/30 (AMBAC Insured)	Aaa	4,200,000	4,280,682
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	Aa3	$ 5,000,000	$ 5,297,250
6% 11/15/30	Aa3	3,620,000	3,952,171
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.):
6% 12/15/09	Baa2	1,500,000	1,439,475
6% 12/15/20	Baa2	2,700,000	2,378,538
Delaware County Gen. Oblig. 5.3% 11/15/01	Aa3	2,200,000	2,223,936
Delaware County Ind. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (d)	Aaa	2,500,000	2,659,375
Harrisburg Auth. Rev. (Pooled Bond Prog.) Series I, 5.625% 4/1/15 (MBIA Insured)	Aaa	445,000	462,773
Keystone Oaks School District Series C, 5.829% 9/1/16 (AMBAC Insured) (Pre-Refunded to 9/4/02 @ 102) (e)	Aaa	5,900,000	6,144,614
Meadville Gen. Oblig. Series B, 6% 10/1/05 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	3,210,000	3,353,198
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A:
5.5% 10/1/05 (AMBAC Insured)	Aaa	2,240,000	2,349,267
5.5% 10/1/08 (AMBAC Insured)	Aaa	1,000,000	1,066,080
Northampton County Gen. Oblig. 5.125% 8/15/19	Aa3	4,575,000	4,580,078
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	1,000,000	636,670
Pennsbury School District 6% 8/15/05 (FGIC Insured)	Aaa	1,605,000	1,721,555
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	Aaa	9,150,000	9,982,010
6.7% 9/1/14 (MBIA Insured)	Aaa	3,965,000	4,330,335
6.75% 9/1/19 (MBIA Insured)	Aaa	2,670,000	2,894,974
Pennsylvania Gen. Oblig.:
First Series, 6.125% 9/15/03	Aa2	5,000,000	5,184,600
Second Series, 0% 7/1/07 (AMBAC Insured)	Aaa	1,770,000	1,319,482
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Rev.:
(RIDC Reg'l. Growth-Carnegie Mellon Univ.) 6% 11/1/05	AA-	1,000,000	1,072,500
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Rev.: - continued
(Univ. of Pennsylvania Proj.):
Series A:
5.9% 9/1/15	A1	$ 1,200,000	$ 1,258,548
6.5% 9/1/02	A1	2,750,000	2,852,355
6.5% 9/1/04	A1	2,650,000	2,853,573
7% 9/1/01	A1	2,000,000	2,039,120
Series B:
6.5% 9/1/02	A1	1,950,000	2,022,579
6.5% 9/1/04	A1	2,100,000	2,261,322
7% 9/1/05	A1	2,000,000	2,226,680
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
6% 5/1/24	A-	1,000,000	1,041,870
6% 5/1/29	A-	3,470,000	3,608,210
(Lafayette College Proj.) 6% 5/1/30	Aa3	2,500,000	2,688,900
(UPMC Health Sys. Proj.) Series A:
4.625% 8/1/16 (FSA Insured)	Aaa	3,250,000	3,041,383
5% 8/1/29 (FSA Insured)	Aaa	2,000,000	1,889,920
Pennsylvania Hsg. Fin. Agcy.:
(Single Family Mtg. Prog.):
Series 51, 5.65% 4/1/20 (d)	Aa2	1,495,000	1,494,701
Series 52B, 5.55% 10/1/12 (d)	Aa	1,380,000	1,403,294
Series 53A, 5.4% 10/1/27 (d)	Aa	1,370,000	1,369,753
Series 54A, 5.375% 10/1/28 (d)	Aa2	1,520,000	1,521,414
6.1% 10/1/13 (d)	Aa	5,000,000	5,165,300
Pennsylvania Ind. Dev. Auth. Rev. 7% 1/1/07 (AMBAC Insured)	Aaa	1,000,000	1,133,820
Pennsylvania Intergovernmental Coop. Auth. Rev. (Philadelphia Fdg. Prog.) 5% 6/15/01 (FGIC Insured)	Aaa	1,000,000	1,004,670
Pennsylvania Tpk. Commission Tpk. Rev. Series L, 6.25% 6/1/11 (AMBAC Insured)	Aaa	3,000,000	3,085,500
Philadelphia Arpt. Rev. (Philadelphia Arpt. Sys. Proj.) Series A:
5.375% 6/15/11 (FGIC Insured) (d)	Aaa	3,770,000	3,951,639
6% 6/15/08 (FGIC Insured) (d)	Aaa	3,000,000	3,276,270
Philadelphia Gas Works Rev. Series 14A:
6.375% 7/1/26	Baa2	4,000,000	4,076,880
6.375% 7/1/26 (Pre-Refunded to 7/1/03 @ 102) (e)	Baa2	1,905,000	2,036,864
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Hosp. & Higher Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series A:
5% 5/15/09	A1	$ 1,000,000	$ 982,680
5.5% 5/15/08	A1	1,000,000	1,018,660
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Philadelphia Hosp. Proj.):
6.05% 7/1/04 (Escrowed to Maturity) (e)	Baa3	2,500,000	2,647,925
6.15% 7/1/05 (Escrowed to Maturity) (e)	Baa3	2,100,000	2,262,477
6.25% 7/1/06 (Escrowed to Maturity) (e)	Baa3	2,600,000	2,849,652
Philadelphia Ind. Dev. Arpt. Rev. (Philadelphia Arpt. Sys. Proj.) Series A, 5% 7/1/15 (FGIC Insured) (d)	Aaa	3,000,000	2,971,830
Philadelphia Muni. Auth. Rev. (Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	Aaa	1,000,000	615,260
Philadelphia School District:
Series A2, 4.5% 4/1/23 (MBIA Insured)	Aaa	3,000,000	2,691,900
Series B, 5.375% 4/1/27 (AMBAC Insured)	Aaa	4,000,000	4,018,840
Series C, 5.75% 3/1/29 (MBIA Insured)	Aaa	5,000,000	5,240,000
Philadelphia Wtr. & Swr. Rev.:
Series 14, 0% 10/1/08 (MBIA Insured)	Aaa	5,300,000	3,720,441
5.5% 6/15/15 (FSA Insured)	Aaa	1,805,000	1,846,226
6.75% 8/1/04 (MBIA Insured)	Aaa	2,085,000	2,257,555
Pittsburgh Gen. Oblig. 5.5% 9/1/12 (AMBAC Insured)	Aaa	1,065,000	1,115,545
Pittsburgh School District Series C:
0% 8/1/07 (AMBAC Insured)	Aaa	2,610,000	1,938,395
0% 8/1/08 (AMBAC Insured)	Aaa	2,000,000	1,414,640
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A:
0% 9/1/04 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	3,300,000	2,818,299
4.75% 9/1/16 (FGIC Insured)	Aaa	3,000,000	2,908,950
6.5% 9/1/13 (FGIC Insured)	Aaa	10,000,000	11,699,800
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	Aaa	3,375,000	3,554,685
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Series A, 6.5% 3/1/04 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	85,000	90,824
Swarthmore Boro Auth. College Rev. 5% 9/15/28	Aaa	2,000,000	1,938,980
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Pennsylvania - continued
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (c)(d)	BBB	$ 2,700,000	$ 2,446,416
Wilkens Area Ind. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	1,500,000	1,498,665
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. 5.25% 12/1/05 (FGIC Insured)	Aaa	5,000,000	5,219,700
			240,183,242
Puerto Rico - 1.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y:
5% 7/1/36	Baa1	3,100,000	3,025,600
5.5% 7/1/36	Baa1	400,000	414,752
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	Baa	800,000	810,720
			4,251,072
TOTAL MUNICIPAL BONDS (Cost $235,021,386)			244,434,314
Municipal Notes - 1.2%

Pennsylvania - 1.2%
Northampton County Ind. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1991, 5.3% tender 1/11/01, CP mode (d) (Cost $3,000,000)	3,000,000	3,000,240
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $238,021,386)	247,434,554
NET OTHER ASSETS - (1.7)%	(4,065,367)
NET ASSETS - 100%	$ 243,369,187
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Allegheny County Ind. Dev. Auth. Rev. (YMCA Pittsburgh Proj.) Series 1990, 8.75% 3/1/10	3/13/90	$ 2,075,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	82.5%	AAA, AA, A	85.5%
Baa	8.9%	BBB	8.5%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.9%.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $2,122,787 or 0.9% of net assets.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	26.3%
Education	16.3
Health Care	15.0
Transportation	11.4
Water & Sewer	11.1
Escrowed/Pre-Refunded	10.8
Others* (individually less than 5%)	9.1
* Includes net other assets.	100.0%
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $238,021,386. Net unrealized appreciation aggregated $9,413,168, of which $10,233,404 related to appreciated investment securities and $820,236 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $376,000 all of which will expire on December 31, 2008.

During the fiscal year ended December 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 17.15% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (cost $238,021,386) - See accompanying schedule		$ 247,434,554
Cash		658,232
Receivable for fund shares sold		35,774
Interest receivable		3,622,822
Other receivables		21,165
Total assets		251,772,547
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,737,395
Payable for fund shares redeemed	281,737
Distributions payable	276,547
Accrued management fee	76,939
Other payables and accrued expenses	30,742
Total liabilities		8,403,360
Net Assets		$ 243,369,187
Net Assets consist of:
Paid in capital		$ 235,019,896
Undistributed net investment income		15,725
Accumulated undistributed net realized gain (loss) on investments		(1,079,602)
Net unrealized appreciation (depreciation) on investments		9,413,168
Net Assets, for 22,873,806 shares outstanding		$ 243,369,187
Net Asset Value, offering price and redemption price per share ($243,369,187 ÷ 22,873,806 shares)		$10.64

See accompanying notes which are an integral part of the financial statements.

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Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Interest		$ 12,505,531
Expenses
Management fee	$ 888,876
Transfer agent fees	185,242
Accounting fees and expenses	76,414
Non-interested trustees' compensation	910
Custodian fees and expenses	5,139
Registration fees	28,397
Audit	27,911
Legal	5,003
Miscellaneous	665
Total expenses before reductions	1,218,557
Expense reductions	(168,267)	1,050,290
Net investment income		11,455,241
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(15,610)
Futures contracts	(45,985)	(61,595)
Change in net unrealized appreciation (depreciation) on investment securities		13,228,091
Net gain (loss)		13,166,496
Net increase (decrease) in net assets resulting from operations		$ 24,621,737

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 11,455,241	$ 11,997,268
Net realized gain (loss)	(61,595)	1,027,615
Change in net unrealized appreciation (depreciation)	13,228,091	(18,631,173)
Net increase (decrease) in net assets resulting from operations	24,621,737	(5,606,290)
Distributions to shareholders From net investment income	(11,464,193)	(11,997,268)
From net realized gain	-	(1,027,615)
In excess of net realized gain	-	(479,531)
Total distributions	(11,464,193)	(13,504,414)
Share transactions Net proceeds from sales of shares	21,400,097	29,309,371
Reinvestment of distributions	8,241,725	9,949,965
Cost of shares redeemed	(41,438,892)	(47,648,462)
Net increase (decrease) in net assets resulting from share transactions	(11,797,070)	(8,389,126)
Redemption fees	7,929	16,954
Total increase (decrease) in net assets	1,368,403	(27,482,876)
Net Assets
Beginning of period	242,000,784	269,483,660
End of period (including undistributed net investment income of $15,725 and $0, respectively)	$ 243,369,187	$ 242,000,784
Other Information Shares
Sold	2,095,494	2,776,170
Issued in reinvestment of distributions	804,244	951,358
Redeemed	(4,070,043)	(4,562,770)
Net increase (decrease)	(1,170,305)	(835,242)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.060	$ 10.830	$ 10.810	$ 10.490	$ 10.670
Income from Investment Operations Net investment income	.494 B	.482	.483	.501	.520
Net realized and unrealized gain (loss)	.581	(.709)	.126	.350	(.109)
Total from investment operations	1.075	(.227)	.609	.851	.411
Less Distributions
From net investment income	(.495)	(.482)	(.483)	(.501)	(.520)
From net realized gain	-	(.042)	(.107)	(.030)	(.071)
In excess of net realized gain	-	(.020)	-	-	-
Total distributions	(.495)	(.544)	(.590)	(.531)	(.591)
Redemption fees added to paid in capital	.000	.001	.001	.000	.000
Net asset value, end of period	$ 10.640	$ 10.060	$ 10.830	$ 10.810	$ 10.490
Total Return A	10.99%	(2.16)%	5.77%	8.34%	4.02%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 243,369	$ 242,001	$ 269,484	$ 264,693	$ 270,977
Ratio of expenses to average net assets	.52%	.51%	.55%	.55%	.55%
Ratio of expenses to average net assets after expense reductions	.44% C	.51%	.55%	.55%	.53% C
Ratio of net investment income to average net assets	4.84%	4.58%	4.45%	4.74%	4.98%
Portfolio turnover rate	26%	28%	25%	26%	53%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Money Market Fund

Performance: The Bottom Line

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan PA Municipal Money Market	3.80%	17.55%	37.38%
Pennsylvania Tax-Free Money Market Funds Average	3.50%	16.46%	36.32%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 15 mutual funds.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan PA Municipal Money Market	3.80%	3.29%	3.23%
Pennsylvania Tax-Free Money Market Funds Average	3.50%	3.09%	3.14%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Spartan Pennsylvania Municipal Money Market Fund
Performance - continued

Yields

	1/1/01	10/2/00	7/3/00	4/3/00	1/3/00
Spartan Pennsylvania Muni Money Market	4.31%	4.64%	4.18%	3.40%	4.37%

Pennsylvania Tax-Free Money Market Funds Average	3.90%	3.58%	3.83%	3.09%	4.02%

Spartan Pennsylvania Municipal Money Market - Tax-equivalent	6.93%	7.45%	6.72%	5.46%	7.02%

Portion of fund's income subject to state taxes	0.00%	1.92%	0.00%	3.00%	0.90%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Pennsylvania tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 37.79%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Annual Report

Spartan Pennsylvania Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Diane McLaughlin, Portfolio Manager of Spartan Pennsylvania Municipal Money Market Fund

Q. What was the investment environment like during 2000, Diane?

A. The economic backdrop changed significantly in 2000. At the beginning of the year, economic strength was evidenced by a very tight labor market, with unemployment reaching a low of 3.9% in April. Consumer confidence and spending were very strong, as was business investment and capital spending. Within this environment, the Fed maintained a bias toward tightening, or raising rates, in order to bridle economic growth and keep inflation at bay. In fact, the Fed followed through with three rate hikes, raising the rate banks charge each other for overnight loans - known as the fed funds target rate - from 5.50% at the beginning of 2000 to 6.50% by May 31, 2000. After that, however, the market started to shift.

Q. What happened in the middle of the year?

A. Emerging data pointed to slower economic growth and a decline in both consumer and business investment spending. With a slump in corporate profits, companies didn't have as much spare cash to spend on such improvements as technology. In turn, a decline in corporate earnings caused the stock market to slide, eroding the "wealth effect" that had helped propel consumer spending. At the end of the year, the Fed changed from a tightening bias to an easing bias, indicating it was poised to lower rates in order to prevent the economy from slowing much further. Market rates declined as this transpired and market expectations reflected the anticipation of a series of Fed rate cuts starting in early 2001.

Q. What was your strategy with the fund?

A. The fund's stake in very short-term variable-rate demand notes (VRDNs) - whose yields are reset at regular intervals - increased through much of the period. During the first half of the period, interest rates were rising and market participants expected that trend to continue. I favored VRDNs during that time because they enabled the fund to take advantage of higher rates as the yields on the VRDNs were reset. As market sentiment shifted during the second half of 2000 and the outlook called for declining rates, I shifted assets out of VRDNs and into longer-term fixed rates in order to lock in attractive yields. This approach fit with my fundamental outlook regarding declining rates, but also was an outgrowth of technical - or supply and demand - factors that influenced the market. With significant assets coming into money market funds during the latter part of 2000, yields on VRDNs became increasingly less appealing.

Annual Report

Spartan Pennsylvania Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on December 31, 2000, was 4.29%, compared with 4.13% 12 months ago. The latest yield was the equivalent of a 6.90% taxable yield for Pennsylvania investors in the 37.79% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through December 31, 2000, the fund's 12-month total return was 3.80%, compared to 3.50% for the Pennsylvania tax-free money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook?

A. Because of the dramatic slowdown in the economy, I expect the Fed to implement a series of interest-rate cuts starting early in 2001. The Fed must act quickly to try to avoid slowing economic growth too drastically, because there is a lag between shifts in monetary policy and their influence on the economy. I also believe that asset growth in the money markets will continue to be strong during this period of uncertainty, when investors may feel more comfortable investing in less-volatile money market funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to seek high current income exempt from federal and Pennsylvania state income tax, as is consistent with the preservation of capital

Fund number: 401

Trading symbol: FPTXX

Start date: August 6, 1986

Size: as of December 31, 2000, more than $213 million

Manager: Diane McLaughlin, since 1997; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

3

Annual Report

Spartan Pennsylvania Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/00	% of fund's investments 6/30/00	% of fund's investments 12/31/99
0 - 30	80.0	78.5	85.2
31 - 90	1.2	4.4	3.3
91 - 180	14.0	1.7	2.5
181 - 397	4.8	15.4	9.0
Weighted Average Maturity
	12/31/00	6/30/00	12/31/99
Spartan Pennsylvania Municipal Money Market Fund	43 Days	59 Days	32 Days
Pennsylvania Tax-Free Money Market Funds Average *	39 Days	34 Days	45 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2000	As of June 30, 2000
Variable Rate Demand Notes (VRDNs) 78.3%	Variable Rate Demand Notes (VRDNs) 77.0%
Commercial Paper (including CP Mode) 0.9%	Commercial Paper (including CP Mode) 8.8%
Tender Bonds 8.5%	Tender Bonds 6.8%
Municipal Notes 9.3%	Municipal Notes 8.1%
Other Investments 3.8%	Other Investments 5.1%
Net Other Assets** (0.8)%	Net Other Assets** (5.8)%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Annual Report

Spartan Pennsylvania Municipal Money Market Fund

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Securities - 100.8%
	Principal Amount	Value (Note 1)
Pennsylvania - 100.8%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 4.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	$ 2,000,000	$ 2,000,000
Allegheny County Hosp. Dev. Auth.:
Bonds (South Hills Health Sys. Proj.):
Series 1998 B, 4.3%, tender 4/1/01, LOC PNC Bank NA (b)	2,000,000	2,000,000
Series 2000 A, 5.5%, tender 6/1/01, LOC PNC Bank NA (b)	2,000,000	2,006,148
Participating VRDN Series PA 748, 4.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,095,000	2,095,000
Allegheny County Ind. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 5.1%, LOC Nat'l. City Bank, PA, VRDN (b)(c)	2,300,000	2,300,000
(North Versailles Shopping Ctr. Proj.) Series 1992, 5%, LOC Bank One NA, VRDN (b)	2,500,000	2,500,000
(R.I. Lampus Co. Proj.) Series 1997 A, 5.1%, LOC Nat'l. City Bank, PA, VRDN (b)(c)	2,560,000	2,560,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	3,120,000	3,120,000
Baldwin & Whitehall School District TRAN 4.98% 6/29/01	2,000,000	2,000,459
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series 953503, 4.94% (Liquidity Facility Citibank NA, New York) (b)(e)	5,000,000	5,000,000
Berks County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1996, 5.3% tender 1/11/01, CP mode (c)	2,000,000	2,000,000
Berks County Ind. Dev. Auth. Rev.:
(Brentwood Industries, Inc. Proj.) Series 2000, 4.95%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	2,100,000	2,100,000
(Construction Fasteners Proj.) Series 1996 B, 5.05%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	765,000	765,000
(Giorgi Mushroom Co. Proj.):
Series 2000 A, 5%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	1,000,000	1,000,000
Series C, 4.9%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	2,000,000	2,000,000
(Grafika Commercial Printing, Inc. Proj.) Series 1995, 4.95%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	1,155,000	1,155,000
(KTB Real Estate Partnership Proj.) 5%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	2,100,000	2,100,000
(RAM Industries, Inc. Proj.) Series 1996, 4.95%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	2,865,000	2,865,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Berks County Ind. Dev. Auth. Rev.: - continued
(The Bachman Co. Proj.) Series 1994, 5%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	$ 2,015,000	$ 2,015,000
Boyertown Area School District TRAN 5.3% 6/29/01	1,125,000	1,127,631
Bucks County Ind. Dev. Auth. Rev.:
(Associates Proj.) Series 1993, 5%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	870,000	870,000
(Double H Plastics, Inc. Proj.) Series 1993, 5%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	850,000	850,000
Butler County Ind. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 5.1%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	1,500,000	1,500,000
Central Bucks School District Series 2000 A, 4.92% (FGIC Insured), VRDN (b)	5,000,000	5,000,000
Cheltenham Township Gen. Oblig. TRAN 4.24% 12/31/01 (a)	2,300,000	2,300,874
Chichester School District TRAN 4.9% 6/29/01	3,785,000	3,791,223
Coatesville Area School District TRAN 4.64% 6/29/01	2,000,000	2,000,374
Cumberland County Ind. Dev. Auth. Rev. (Lane Enterprises, Inc. Proj.) Series 1994, 4.95%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	1,500,000	1,500,000
Dallastown Area School District York County Series 2000, 4.92% (FGIC Insured), VRDN (b)	2,500,000	2,500,000
Erie County TRAN 4.6% 12/14/01 (a)	2,100,000	2,101,911
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.) Series 1993, 5.1%, LOC Suntrust Bank, VRDN (b)(c)	1,000,000	1,000,000
Erie High Ed. Bldg. Auth. Univ. Rev. Bonds (Gannon Univ. Proj.) Series 1998 F, 4.2%, tender 1/15/01, LOC PNC Bank NA (b)	3,000,000	3,000,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2000, 4.95% (Liquidity Facility Morgan Guaranty Trust Co., NY), VRDN (b)	200,000	200,000
Indiana County Ind. Dev. Auth. Poll. Cont. Rev. (Conemaught Proj.) Series 1997 A, 4.9%, LOC UBS AG, VRDN (b)(c)	2,500,000	2,500,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) 4.94% (BPA Chase Manhattan Bank), VRDN (b)	1,430,000	1,430,000
Lawrence County Ind. Dev. Auth. Ind. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 5.05%, LOC Wachovia Bank NA, VRDN (b)(c)	2,200,000	2,200,000
Lebanon Co. Health Facilities Auth. Rev. (ECC Retirement Village Proj.) Series 2000, 4.92%, LOC Northern Trust Co., Chicago, VRDN (b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. (Allegheny Elec. Coop., Inc. Proj.):
Series 1984 A, 4.75%, LOC RaboBank Nederland Coop. Central, VRDN (b)	$ 500,000	$ 500,000
Series 1984 B, 4.75%, LOC RaboBank Nederland Coop. Central, VRDN (b)	800,000	800,000
Montgomery County Ind. Dev. Auth. Rev.:
(H.P. Cadwallader, Inc. Proj.) Series 1995, 5.05%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	705,000	705,000
(RJI LP Proj.) Series 1992, 4.95%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(c)	950,000	950,000
New Garden Gen. Auth. Muni. Rev. (Muni. Pooled Fing. Prog.) Series 1999, 4.95% (AMBAC Insured), VRDN (b)	3,500,000	3,500,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 4.93% (Liquidity Facility Societe Generale) (b)(e)	5,700,000	5,700,000
Northampton County Ind. Dev. Auth. Rev.:
(Bedford Park Proj.) Series 1996 A, 4.85%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(c)	1,425,000	1,425,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 4.95%, LOC Bank One NA, Chicago, VRDN (b)(c)	2,350,000	2,350,000
(Victoria Vogue Proj.) 5.1%, LOC PNC Bank NA, VRDN (b)(c)	1,730,000	1,730,000
Northampton Ind. Dev. Auth. Rev. (Ultra-Poly Corp., Portland Ind. Park Proj.) 5.1%, LOC PNC Bank NA, VRDN (b)(c)	1,900,000	1,900,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 5.05% (AMBAC Insured), VRDN (b)	2,000,000	2,000,000
Northumberland County Ind. Dev. Auth. Rev. (Foster Wheeler Mount Carmel, Inc. Proj.) Series 1987 B, 5.1%, LOC UBS AG, VRDN (b)(c)	5,990,000	5,990,000
Pennsylvania Convention Ctr. Auth. Rev. Participating VRDN Series PT 1224, 4.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,000,000	9,999,999
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 4.94%, VRDN (b)(c)	2,000,000	2,000,000
Pennsylvania Econ. Dev. Fing. Auth. Ind. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	900,000	900,000
(Esschem, Inc. Proj.) Series 1991 D10, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	1,525,000	1,525,000
(Pappafava Proj. ) Series 1989 D7, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	100,000	100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Ind. Dev. Rev.: - continued
(Port Erie Plastics Proj.) Series 1989 D9, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	$ 150,000	$ 150,000
(Respironics, Inc. Proj.) Series 1989 F, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	400,000	400,000
(Sun Star, Inc. Proj.) Series 1994 A5, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	400,000	400,000
Series 1996 A1, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	475,000	475,000
Series 1996 A2, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	1,500,000	1,500,000
Series 1996 A3, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	700,000	700,000
Series 1996 A7, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	625,000	625,000
Series 1996 A8, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	300,000	300,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(ASK Foods, Inc. Proj.) Series A1, 5.1%, LOC PNC Bank NA, VRDN (b)(c)	235,000	235,000
(Suntory Wtr. Group, Inc. Proj.) Series 1992 D, 5.05%, LOC Wachovia Bank NA, VRDN (b)(c)	4,900,000	4,900,000
Pennsylvania Gen. Oblig. Participating VRDN Series MSDW 00 309, 4.94% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)	2,000,000	2,000,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 4.75% (AMBAC Insured), VRDN (b)(c)	6,200,000	6,200,000
Series 1988 C, 4.75%, LOC Student Ln. Marketing Assoc., VRDN (b)(c)	5,000,000	5,000,000
Series 1988 E, 4.75%, LOC Student Ln. Marketing Assoc., VRDN (b)(c)	9,700,000	9,700,000
Series 1997 A, 5%, LOC Student Ln. Marketing Assoc., VRDN (b)(c)	5,000,000	5,000,000
Series 2000 A, 5% (AMBAC Insured), VRDN (b)(c)	2,000,000	2,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Bucknell Univ. Proj.) Series 1997 A1, 4.25%, tender 4/1/01, LOC PNC Bank NA (b)	2,300,000	2,300,000
(Carlow College) Series 1997 B2, 4.4%, tender 11/1/01, LOC PNC Bank NA (b)	2,000,000	2,000,000
(Dickinson College Proj.) Series 1997 A3, 4.25%, tender 4/1/01, LOC PNC Bank NA (b)	1,200,000	1,200,000
(Waynesburg College Proj.) Series 1997, 4.25%, tender 4/1/01, LOC PNC Bank NA (b)	3,000,000	3,000,000
(Drexel Univ. Proj.) Second Series, 4.77%, LOC Landesbank Hessen-Thuringen, VRDN (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series I, 4.5% 12/1/01 (c)	$ 1,900,000	$ 1,900,000
Participating VRDN Series PT 119B, 4.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(e)	2,555,000	2,555,000
Perkiomen Valley School District TRAN 5.3% 6/29/01	2,125,000	2,128,973
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 4.92% (Liquidity Facility Societe Generale) (b)(c)(e)	4,000,000	4,000,000
Philadelphia Ind. Dev. Rev.:
(30th Street Station Proj.) 4.65% (MBIA Insured), VRDN (b)(c)	2,100,000	2,100,000
(Fox Chase Cancer Ctr. Proj.) Series 1997, 5%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)	1,300,000	1,300,000
Philadelphia Wtr. & Swr. Rev.:
Bonds Series CDC 00 X, 4.4%, tender 2/22/01 (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(f)	2,670,000	2,670,000
Participating VRDN Series CDC 97 Q, 4.94% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)	1,230,000	1,230,000
Pittsburgh Gen. Oblig. Participating VRDN Series SG 71, 4.87% (Liquidity Facility Societe Generale) (b)(e)	2,705,000	2,705,000
Red Lion Area School District TRAN 5.3% 6/29/01	2,500,000	2,504,674
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 4.95%, LOC Dexia Cr. Local de France, VRDN (b)(c)	8,700,000	8,700,000
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 5.18%, LOC Firstar Bank NA, VRDN (b)(c)	750,000	750,000
Somerset County Gen. Auth. Commonwealth Lease Rev. Bonds 6.6% 10/15/02 (FGIC Insured) (Pre-Refunded to 10/15/01 @ 100) (d)	2,000,000	2,037,340
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
Bonds (Panthers Proj.) Series 2000, 5.2% 5/23/01	4,000,000	4,008,177
4.9%, VRDN (b)	4,400,000	4,400,000
Upper Darby School District TRAN 5% 6/29/01	2,000,000	2,001,965
TOTAL INVESTMENT PORTFOLIO - 100.8%	215,604,748
NET OTHER ASSETS - (0.8)%	(1,757,307)
NET ASSETS - 100%	$ 213,847,441
Total Cost for Income Tax Purposes $ 215,604,748
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Philadelphia Wtr. & Swr. Rev. Bonds Series CDC 00 X, 4.4%, tender 2/22/01 (Liquidity Facility Caisse des Depots et Consignations)	11/30/00	$ 2,670,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $2,670,000 or 1.2% of net assets.

Income Tax Information
At December 31, 2000, the fund had a capital loss carryforward of approximately $35,000 of which $8,000 and $27,000 will expire on December 31, 2003 and 2004, respectively.

During the fiscal year ended December 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 56.55% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value - See accompanying schedule		$ 215,604,748
Cash		270,539
Receivable for fund shares sold		1,321,770
Interest receivable		1,740,669
Total assets		218,937,726
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 4,402,785
Payable for fund shares redeemed	569,256
Distributions payable	27,315
Accrued management fee	89,252
Other payables and accrued expenses	1,677
Total liabilities		5,090,285
Net Assets		$ 213,847,441
Net Assets consist of:
Paid in capital		$ 213,881,989
Accumulated undistributed net realized gain (loss) on investments		(34,548)
Net Assets, for 213,879,842 shares outstanding		$ 213,847,441
Net Asset Value, offering price and redemption price per share ($213,847,441 ÷ 213,879,842 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Interest		$ 8,650,314
Expenses
Management fee	$ 1,020,034
Non-interested trustees' compensation	703
Total expenses before reductions	1,020,737
Expense reductions	(4,948)	1,015,789
Net investment income		7,634,525
Net Realized Gain (Loss) on Investment Securities		18,969
Net increase (decrease) in net assets resulting from operations		$ 7,653,494

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 7,634,525	$ 5,703,712
Net realized gain (loss)	18,969	500
Net increase (decrease) in net assets resulting from operations	7,653,494	5,704,212
Distributions to shareholders from net investment income	(7,634,525)	(5,703,712)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	159,483,469	133,662,294
Reinvestment of distributions from net investment income	7,274,343	5,407,005
Cost of shares redeemed	(154,220,445)	(154,265,283)
Net increase (decrease) in net assets and shares resulting from share transactions	12,537,367	(15,195,984)
Total increase (decrease) in net assets	12,556,336	(15,195,484)
Net Assets
Beginning of period	201,291,105	216,486,589
End of period	$ 213,847,441	$ 201,291,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.037	.029	.031	.033	.032
Less Distributions
From net investment income	(.037)	(.029)	(.031)	(.033)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	3.80%	2.91%	3.15%	3.36%	3.21%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 213,847	$ 201,291	$ 216,487	$ 229,469	$ 242,386
Ratio of expenses to average net assets	.50%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets after expense reductions	.50%	.50%	.50%	.50%	.48% C
Ratio of net investment income to average net assets	3.74%	2.87%	3.10%	3.31%	3.17%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the account closeout fee.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Pennsylvania. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

The short-term trading fee period will be reduced to 30 days for shares redeemed after January 26, 2001.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's schedule of investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Income Fund. Purchases and sales of securities, other than short-term securities, aggregated $59,182,532 and $63,320,468, respectively.

The market value of futures contracts opened and closed during the period amounted to $3,006,695 and $3,052,680, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee.

Income Fund. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Income Fund - continued

implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

Money Market Fund. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,296 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the income fund's transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. Expense Reductions.

Through arrangements with each fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each fund's expenses. During the period, the income fund's custodian, transfer agent and accounting fees were reduced by $4,950, $136,584 and $26,733, respectively, and the money market fund's expenses were reduced by $4,948 under these these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Pennsylvania Municipal Income Fund and Spartan Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Spartan Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Distributions

The Board of Trustees of Spartan Pennsylvania Municipal Income Fund voted to pay on February 5, 2001, to shareholders of record at the opening of business on February 2, 2001, a distribution of $.001 per share derived from capital gains realized from sales of portfolio securities.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Scottsdale, AZ

California

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Brea, CA

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Campbell, CA

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Glendale, CA

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Los Angeles, CA

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Delaware

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Indiana

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Maine

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Maryland

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Massachusetts

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Boston, MA

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Boston, MA

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Boston, MA

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Burlington, MA

416 Belmont Street
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Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
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Minnesota

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Missouri

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New Jersey

150 Essex Street
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56 South Street
Morristown, NJ

501 Route 17, South
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New York

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999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

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New York, NY

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North Carolina

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Ohio

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Oregon

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Pennsylvania

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Philadelphia, PA

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Pittsburgh, PA

Rhode Island

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Tennessee

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Texas

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Austin, TX

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Dallas, TX

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Houston, TX

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Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
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Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Christine J. Thompson, Vice President -
Income Fund

Diane M. McLaughlin, Vice President - Money Market Fund

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

PFR-ANN-0201 125119
1.540037.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Michigan Municipal Income
Fund

and

Fidelity ®
Michigan Municipal Money
Market Fund

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Michigan Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan Michigan Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan MI Municipal Income	11.19%	28.99%	92.35%
LB Michigan Municipal Bond	11.56%	32.71%	n/a*
Michigan Municipal Debt Funds Average	10.75%	25.24%	90.76%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a market value-weighted index of Michigan investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 47 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan MI Municipal Income	11.19%	5.22%	6.76%
LB Michigan Municipal Bond	11.56%	5.82%	n/a*
Michigan Municipal Debt Funds Average	10.75%	4.60%	6.67%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan Michigan Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on December 31, 1990. As the chart shows, by December 31, 2000, the value of the investment would have grown to $19,235 - a 92.35% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,269 - a 102.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan Michigan Municipal Income Fund
Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	5.58%	4.62%	4.91%	5.27%	5.63%
Capital returns	5.61%	-7.25%	0.80%	3.75%	-2.25%
Total returns	11.19%	-2.63%	5.71%	9.02%	3.38%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.78¢	28.42¢	56.99¢
Annualized dividend rate	4.94%	5.03%	5.16%
30-day annualized yield	4.52%	-	-
30-day annualized tax-equivalent yield	7.37%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.39 over the past one month, $11.20 over the past six months and $11.04 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.69% combined effective 2000 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan Michigan Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

After experiencing sluggish performance in 1999, the municipal bond market shrugged off the ill effects of a series of interest-rate hikes by the Federal Reserve Board early in 2000 and rebounded strongly throughout the remainder of the year. According to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds - the municipal bond market returned 11.68% for the overall 12-month period ending December 31, 2000. This marked the index's first double-digit annual return since 1995 and far exceeded its annual return of -2.06% in 1999. Munis also outpaced the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which returned 11.63% during the 2000 calendar year. Evidence of a slowing U.S. economy and, hence, heightened optimism that the Fed would stop raising interest rates, were dominant factors in the municipal bond rally during 2000. Attractive prices and relatively high yields against a backdrop of diminished supply also contributed to their strong performance. As the period drew to a close and equity markets continued to struggle, municipal bonds enjoyed their second-best month of the year in December as expectations grew that the Fed would cut rates beginning in January.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan Michigan Municipal Income Fund

Q. How did the fund perform, George?

A. For the 12-month period that ended December 31, 2000, the fund had a total return of 11.19%. To get a sense of how the fund did relative to its competitors, the Michigan municipal debt funds average returned 10.75% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Michigan Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 11.56%.

Q. After posting fairly anemic results in the first half of 2000, the Michigan municipal market posted strong gains in the second half. What factors fueled the state's municipal market rebound?

A. The primary reason why Michigan's muni market rallied was growing optimism about the direction of interest rates. At the beginning of the period, investors feared that the Federal Reserve Board would continue to raise interest rates in order to slow economic growth and curtail inflationary pressures. That forced bond yields higher and their prices lower. Those worries and the fact that the Fed did raise rates on several occasions caused the fund's share price to fall. Since May, however, conditions steadily improved. Instead of fearing higher interest rates, there was a growing sense among many investors that the Fed might be close to the end of its cycle of interest-rate hikes due to weakening economic conditions. In response, municipal bonds performed well, with prices rising as yields declined. Favorable supply and demand conditions also provided a boost for the market. The supply of municipals available in the state was down and the demand for them strengthened. The fund's total return for the year reflects the combination of price gains or losses plus the income generated by its holdings during the period.

Annual Report

Spartan Michigan Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What helped the fund beat its peers during the year?

A. A key factor was the fund's larger-than-average stake in premium coupon bonds - those that pay interest rates above prevailing rates. Because they generally were protected against the unfavorable tax treatment that can hurt some bonds when interest rates change, premium coupon bonds outperformed discount and par coupon bonds, which carry interest rates below and at prevailing market rates, respectively. Also, the fund benefited from focusing on various bond maturities at different points in time. Early on, I emphasized longer-term securities, which was a plus for performance. That's because their yields fell the most, pushing their prices up and helping them outpace their short- and intermediate-term counterparts. More recently, however, I added more intermediate-maturity bonds based on their attractive value.

Q. Was there anything else that helped performance?

A. Focusing on bonds with higher credit ratings was a plus since bonds deemed below investment grade and those that were non-rated performed poorly during the year. As of December 31, 2000, nearly two-thirds of the fund's investments were in bonds with the highest credit rating of AAA by Standard & Poor's ® or Aaa by Moody's Investor Services. Another 34% of the fund's investments were in bonds rated investment grade, with a rating of BBB- or higher by S&P® or Baa or higher by Moody's.

Q. Were there any disappointments during the period?

A. The main disappointment was the early poor performance of the health care sector. It encountered problems during the initial months of the period due to cutbacks in Medicare and other reimbursement sources. More recently, however, health care bonds performed better when the government reversed some of its earlier Medicare cutbacks, and HMOs and other payers increased their reimbursements. Even though the outlook for health care bonds improved, I remained cautious and emphasized insured health care bonds.

Q. What's ahead for the Michigan municipal market?

A. The state's economy appears to be slowing in response to the overall slowdown in the national economy. While conditions are currently favorable, we'll be keeping a close eye on the state to ascertain how a deeper, more protracted slowdown could affect municipal credit quality. If the Fed cuts interest rates, as the market is expecting, municipals should benefit. In addition, municipals are priced somewhat cheaply compared to Treasury securities, which could grab investors' interest. For investors in the highest tax bracket, municipals currently offer yields above 9.00% on a tax-adjusted basis. Attractive prices, relatively high tax-free yields and the expectation for lower interest rates could bode quite well for municipals' near-term performance.

Annual Report

Spartan Michigan Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income for Michigan residents by normally investing in investment-grade municipal securities whose interest is free from federal income tax and Michigan personal income tax

Fund number: 081

Trading symbol: FMHTX

Start date: November 12, 1985

Size: as of December 31, 2000, more than $458 million

Manager: George Fischer, since 2000; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

3

George Fischer on the fund's interest-rate sensitivity:

"The main source of volatility in this fund's share price is fluctuations in the general level of interest rates. Municipal interest rates are affected by inflation, Federal Reserve Board policy and new-issue supply, among other factors. One way that we estimate how sensitive a bond - or a fund - is to such shifts is to calculate its duration. The higher a bond's or fund's duration, the more sensitive it will be to changes in interest rates.

"As of December 31, 2000, Spartan Michigan Municipal Income Fund had a duration of 6.4 years. This means that the fund's net asset value would rise approximately 6.4% when bond yields fall one percentage point, and fall approximately 6.4% when bond yields rise one percentage point, all else being equal. The value of funds with a shorter duration would change less in response to interest-rate changes, and the value of funds with a longer duration would change more."

  On January 18, 2001, the Board of Trustees of Spartan Michigan Municipal Income Fund authorized the adoption of a short-term redemption fee of 0.50% of the amount redeemed on shares purchased after April 16, 2001 that are held less than 30 days.

Annual Report

Spartan Michigan Municipal Income Fund

Investment Changes

Top Five Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.5	20.8
Health Care	16.9	24.8
Escrowed/Pre-Refunded	13.1	9.7
Electric Utilities	8.2	8.2
Special Tax	8.2	9.0
Average Years to Maturity as of December 31, 2000
		6 months ago
Years	13.6	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2000
6 months ago
Years	6.4	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of December 31, 2000 As of June 30, 2000

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan Michigan Municipal Income Fund

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - 95.5%
Anchor Bay School District:
(School Bldg. & Site Proj.) Series II:
5.7% 5/1/25 (FGIC Insured)	Aaa	$ 1,250,000	$ 1,305,338
5.75% 5/1/30 (FGIC Insured)	Aaa	2,625,000	2,750,843
4.5% 5/1/12 (FGIC Insured)	Aaa	1,580,000	1,547,705
4.75% 5/1/26 (FGIC Insured)	Aaa	2,250,000	2,087,460
Bay City Gen. Oblig. (Street Impt. Proj.) 0% 6/1/15 (AMBAC Insured)	Aaa	1,725,000	832,796
Brighton Area School District Series II, 0% 5/1/15 (AMBAC Insured)	Aaa	10,000,000	4,848,100
Caladonia Cmnty. Schools:
4.75% 5/1/22 (FGIC Insured)	Aaa	2,095,000	1,966,472
5.5% 5/1/26 (FGIC Insured)	Aaa	3,000,000	3,057,420
Clarkston Cmnty. Schools 5.55% 5/1/10 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 101) (c)	Aaa	2,600,000	2,760,108
Clintondale Cmnty. Schools 5.5% 5/1/15	Aa1	2,205,000	2,276,927
Comstock Pub. Schools 0% 5/1/05 (FSA Insured)	Aaa	1,300,000	1,072,136
Davison Cmnty. School District 5.375% 5/1/16 (FGIC Insured)	Aaa	1,000,000	1,025,340
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) 5.25% 9/30/12	A	12,700,000	12,725,273
Detroit Gen. Oblig. (Distributable State Aid Proj.):
5.2% 5/1/07 (AMBAC Insured)	Aaa	4,000,000	4,187,760
5.25% 5/1/09 (AMBAC Insured)	Aaa	4,500,000	4,758,300
Detroit Swr. Disp. Rev.:
Series A:
0% 7/1/14 (FGIC Insured)	Aaa	3,730,000	1,903,568
5.75% 7/1/26 (FGIC Insured)	Aaa	10,000,000	10,559,700
Series B, 6.25% 7/1/07 (MBIA Insured)	Aaa	1,130,000	1,252,921
Detroit Wtr. Supply Sys. Rev.:
Sr. Lien Series A:
5.75% 7/1/26 (FGIC Insured)	Aaa	2,000,000	2,111,940
5.875% 7/1/29 (FGIC Insured)	Aaa	3,000,000	3,192,510
6.2% 7/1/04 (FGIC Insured)	Aaa	3,795,000	3,980,613
6.5% 7/1/15 (FGIC Insured)	Aaa	6,000,000	7,014,420
Eastern Michigan Univ. Rev. 5.9% 6/1/02 (AMBAC Insured)	Aaa	1,000,000	1,024,760
Fowlerville Cmnty. School District 4.75% 5/1/26 (FSA Insured)	Aaa	2,500,000	2,319,400
Grand Haven Area Pub. Schools 4.7% 5/1/12 (FGIC Insured)	Aaa	1,000,000	992,620
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Grand Rapids Downtown Dev. Auth. Rev. 0% 6/1/11 (MBIA Insured)	Aaa	$ 3,160,000	$ 1,928,738
Grand Rapids Wtr. Supply Sys. 5.75% 1/1/11 (FGIC Insured)	Aaa	2,000,000	2,186,780
Greater Detroit Resource Recovery Auth. Rev.:
Series A, 6.25% 12/13/05 (AMBAC Insured)	Aaa	4,000,000	4,322,160
Series B, 6.25% 12/13/05 (AMBAC Insured)	Aaa	2,000,000	2,161,080
Hamilton Cmnty. Schools District 5% 5/1/24 (FGIC Insured)	Aaa	3,350,000	3,264,475
Hastings School District 5.625% 5/1/18 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 101) (c)	Aaa	485,000	516,292
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	2,375,000	2,432,784
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	Aaa	1,130,000	731,980
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	Aaa	2,500,000	1,619,425
0% 5/1/11 (FGIC Insured)	Aaa	5,830,000	3,572,449
0% 5/1/20 (FGIC Insured) (Pre-Refunded to 5/1/06 @ 36.7422) (c)	Aaa	9,000,000	2,620,080
Imlay City Cmnty. School District (School Bldg. and Site Proj.) 0% 5/1/06 (FGIC Insured)	Aaa	1,375,000	1,083,184
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	Aa3	3,685,000	4,330,538
(Spectrum Health Proj.) Series A:
5.375% 1/15/10	Aa3	2,200,000	2,244,198
5.375% 1/15/11	Aa3	2,420,000	2,452,694
5.375% 1/15/12	Aa3	2,505,000	2,531,303
Lake Orion Cmnty. School District Series A, 5.85% 5/1/16 (FGIC Insured)	Aaa	3,840,000	4,138,138
Lakeshore Pub. Schools (Berrien County Proj.) 6.8% 5/1/06 (MBIA Insured)	Aaa	1,000,000	1,120,060
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	Aaa	3,000,000	1,727,010
Livonia Pub. School District 5.875% 5/1/25 (FGIC Insured)	Aaa	7,000,000	7,426,650
Lowell Area Schools 0% 5/1/15 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 49.0888) (c)	Aaa	11,375,000	4,627,691
Manistee Area Pub. Schools:
5.875% 5/1/24 (FGIC Insured)	Aaa	1,700,000	1,795,659
5.9% 5/1/29 (FGIC Insured)	Aaa	1,250,000	1,322,438
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Marquette City Hosp. Fin. Auth. Rev. (Marquette Gen. Hosp. Proj.) Series D, 5.875% 4/1/11 (FSA Insured)	Aaa	$ 2,750,000	$ 2,971,430
Michigan Bldg. Auth. Rev.:
Series I:
0% 10/1/01 (Escrowed to Maturity) (c)	Aaa	1,000,000	969,780
0% 10/1/02 (Escrowed to Maturity) (c)	Aaa	2,000,000	1,857,800
0% 10/1/04 (Escrowed to Maturity) (c)	Aaa	6,820,000	5,803,615
6.25% 10/1/20	Aa2	1,500,000	1,545,930
Series II, 6.75% 10/1/11	Aa2	1,000,000	1,036,540
Michigan Comprehensive Trans. Rev. Series B, 5.75% 5/15/04	Aa3	1,275,000	1,325,643
Michigan Gen. Oblig. (College Savings Prog.) 0% 8/1/01	Aa1	1,045,000	1,020,892
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Proj.) Series A:
5.75% 11/15/18 (MBIA Insured)	Aaa	5,000,000	5,160,600
6% 11/15/19 (MBIA Insured)	Aaa	17,000,000	18,097,682
(Crittenton Hosp. Proj.) Series A, 5.25% 3/1/14	A1	6,520,000	6,257,505
(Daughters of Charity Health Sys. Proj.):
5.5% 11/1/05 (Escrowed to Maturity) (c)	Aa2	2,350,000	2,430,300
7% 11/1/21 (Pre-Refunded to 11/1/01 @ 102) (c)	Aa2	1,000,000	1,043,140
(Detroit Med. Ctr. Oblig. Group Proj.) Series A, 6.5% 8/15/18	Baa3	6,000,000	5,017,980
(Genesys Reg'l. Med. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (c)	Aaa	1,000,000	1,046,390
(McLaren Oblig. Group Proj.) Series A, 5.375% 10/15/13	A1	9,250,000	8,980,270
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	2,500,000	2,500,575
Series Q:
5.25% 8/15/10 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	2,195,000	2,279,025
5.375% 8/15/26 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	2,000,000	2,007,920
6% 8/15/08 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	1,130,000	1,234,706
6% 8/15/10 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	1,265,000	1,375,599
Series R, 5.375% 8/15/16 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	2,500,000	2,549,150
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Pontiac Osteopathic Hosp. Proj.) Series A, 6% 2/1/24	Baa2	$ 3,000,000	$ 2,533,770
(Presbyterian Villages Proj.):
6.4% 1/1/15	-	1,000,000	936,040
6.5% 1/1/25	-	1,225,000	1,124,648
(Saint John Hosp. & Med. Ctr. Proj.) Series A:
6% 5/15/08 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	1,615,000	1,784,478
6% 5/15/09 (AMBAC Insured) (Escrowed to Maturity) (c)	Aaa	1,710,000	1,903,418
(Sisters of Mercy Proj.) Series P, 5.375% 8/15/14 (MBIA Insured) (Escrowed to Maturity) (c)	Aaa	570,000	590,121
(Trinity Health Proj.) Series 2000 A, 6% 12/1/27	Aa3	1,535,000	1,545,745
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B:
5.8% 4/1/19	AA-	4,650,000	4,718,681
7.55% 4/1/23	AA-	4,750,000	4,860,580
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series A:
5.15% 12/1/26 (AMBAC Insured) (b)	Aaa	1,555,000	1,556,990
6.8% 12/1/16	AA+	1,975,000	2,035,692
Series C:
5.95% 12/1/14	AA+	2,500,000	2,603,100
6% 12/1/16	AA+	2,500,000	2,592,675
Michigan Job Dev. Auth. Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 5.55% 4/1/09	A3	8,825,000	8,847,680
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Revolving Fund Proj.) 5.625% 10/1/13	Aa1	2,000,000	2,137,380
(Local Govt. Ln. Prog.):
Series A:
0% 12/1/04 (FGIC Insured)	Aaa	2,000,000	1,683,300
0% 12/1/05 (FGIC Insured)	Aaa	1,855,000	1,490,845
0% 12/1/06 (FGIC Insured)	Aaa	5,000,000	3,837,750
0% 12/1/07 (FGIC Insured)	Aaa	5,340,000	3,909,413
4.75% 12/1/09 (FGIC Insured)	Aaa	6,000,000	6,007,680
Series CA, 0% 6/15/13 (FSA Insured)	Aaa	2,000,000	1,084,360
7.5% 11/1/09 (AMBAC Insured)	Aaa	65,000	66,350
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/18	A1	$ 10,000,000	$ 10,024,900
Michigan South Central Pwr. Agcy. Supply Sys. Rev.:
5% 11/1/09 (AMBAC Insured)	Aaa	1,675,000	1,678,400
5.9% 11/1/06 (MBIA Insured)	Aaa	4,510,000	4,877,204
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (b)	Aaa	1,000,000	1,012,320
Series AA, 6.4% 9/1/25 (MBIA Insured)	Aaa	5,000,000	5,384,350
Series BB:
6.5% 2/15/16 (FGIC Insured)	Aaa	1,250,000	1,299,600
7% 7/15/08 (MBIA Insured)	Aaa	2,000,000	2,329,260
7% 5/1/21 (AMBAC Insured)	Aaa	8,500,000	10,554,705
(Envir. Research Institute Proj.):
6.25% 8/15/06 (Pre-Refunded to 8/15/02 @ 101) (c)	-	2,660,000	2,769,805
6.375% 8/15/12 (Pre-Refunded to 8/15/02 @ 101) (c)	-	1,770,000	1,846,482
(Ford Motor Co. Proj.) Series A, 7.1% 2/1/06	A1	8,250,000	9,192,563
Michigan Trunk Line:
Series 1992 A:
5.5% 10/1/21	Aa3	2,520,000	2,531,794
5.5% 10/1/21 (Pre-Refunded to 10/1/02 @ 100) (c)	Aa3	7,230,000	7,400,411
Series A:
0% 10/1/11 (AMBAC Insured)	Aaa	3,630,000	2,180,904
5.5% 11/1/16	Aa3	7,000,000	7,473,410
5.75% 10/1/04	Aa3	3,395,000	3,547,741
Michigan Underground Storage Tank Fin. Assurance Auth. Rev. Series I, 6% 5/1/06 (AMBAC Insured)	Aaa	5,000,000	5,401,500
Michigan State Univ. Rev. Series A, 6.25% 8/15/15 (Pre-Refunded to 8/15/02 @ 101) (c)	Aa2	3,145,000	3,277,342
Mona Shores School District School Bldg. & Site 6.75% 5/1/10 (FGIC Insured)	Aaa	2,220,000	2,612,563
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	Aaa	2,500,000	1,445,000
0% 5/1/13 (MBIA Insured)	Aaa	1,700,000	927,265
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Pinckney Cmnty. Schools Livingston & Washtenaw Counties:
5.5% 5/1/10 (FGIC Insured)	Aaa	$ 2,175,000	$ 2,304,217
5.5% 5/1/11 (FGIC Insured)	Aaa	2,350,000	2,477,652
5.5% 5/1/14 (FGIC Insured)	Aaa	3,075,000	3,200,768
Plymouth-Canton Cmnty. School District 4.625% 5/1/23 (FGIC Insured)	Aaa	2,000,000	1,839,080
Port Huron Area School District (School Bldg. Site Proj.) 0% 5/1/08 (Liquidity Facility Michigan School Bond Ln. Fund)	Aa1	1,975,000	1,413,981
Reese Pub. Schools School District (School Bldg. & Site Proj.) 5.5% 5/1/30 (MBIA Insured)	Aaa	2,140,000	2,179,376
Romulus Cmnty. Schools Series I, 0% 5/1/06 (FSA Insured)	Aaa	3,610,000	2,843,850
Royal Oak City School District (School Bldg. & Site Proj.) 0% 5/1/05 (AMBAC Insured)	Aaa	3,000,000	2,474,160
Royal Oak Hosp. Fin. Auth. Rev. (William Beaumont Hosp. Proj.) 5.5% 1/1/14	Aa3	4,000,000	4,019,960
Saline Area School District Series 2000 A, 5.75%, tender 5/1/13	Aaa	2,325,000	2,504,537
Standish Sterling Cmnty. Schools 5.15% 5/1/28 (FGIC Insured)	Aaa	8,900,000	8,785,279
Stockbridge Cmnty. Schools 5.625% 5/1/26	Aaa	1,400,000	1,443,750
Tecumseh Pub. Schools 5.5% 5/1/30 (FGIC Insured)	Aaa	1,250,000	1,273,000
Univ. of Michigan Univ. Revs. (Univ. Hosp. Proj.) Series A, 5.75% 12/1/12	Aa2	9,000,000	9,236,520
Walled Lake Consolidated School District 5.3% 5/1/09 (MBIA Insured)	Aaa	3,550,000	3,732,080
Waverly Cmnty. School District:
5.75% 5/1/14 (FGIC Insured)	Aaa	1,000,000	1,079,570
5.75% 5/1/16 (FGIC Insured)	Aaa	1,000,000	1,070,190
Wayne Charter County Arpt. Rev.:
(Detroit Metro. Arpt. Proj.) Series B, 6.875% 12/1/11 (MBIA Insured) (b)	Aaa	1,500,000	1,562,010
(Detroit Metro. Wayne County Proj.):
Series A:
5% 12/1/28 (MBIA Insured) (b)	Aaa	8,400,000	7,907,508
5.25% 12/1/12 (MBIA Insured) (b)	Aaa	2,500,000	2,586,650
Sub Lien Series C, 5.25% 12/1/13 (MBIA Insured)	Aaa	2,000,000	2,050,420
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Michigan - continued
Wayne County Bldg. Auth. Series A, 8% 3/1/17 (Pre-Refunded to 3/1/02 @ 102) (c)	A3	$ 2,250,000	$ 2,389,703
West Ottawa Pub. School District:
(School Bldg. & Site Proj.) 0% 5/1/06 (MBIA Insured) (Pre-Refunded to 5/1/05 @ 95.9187) (c)	Aaa	4,110,000	3,267,245
5.25% 5/1/10 (FGIC Insured)	Aaa	2,875,000	3,011,333
			438,493,762
Puerto Rico - 0.5%
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	Baa	2,240,000	2,270,016
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $419,840,024)	440,763,778
NET OTHER ASSETS - 4.0%	18,146,356
NET ASSETS - 100%	$ 458,910,134
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	89.6%	AAA, AA, A	93.5%
Baa	2.2%	BBB	2.2%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.5%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	25.5%
Health Care	16.9
Escrowed/Pre-Refunded	13.1
Electric Utilities	8.2
Special Tax	8.2
Water & Sewer	7.1
Others* (individually less than 5%)	21.0
100.0%
* Includes net other assets
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $419,840,024. Net unrealized appreciation aggregated $20,923,754, of which $23,350,774 related to appreciated investment securities and $2,427,020 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $14,335,000 of which $12,379,000 and $1,956,000 will expire on December 31, 2006 and 2007, respectively.

During the fiscal year ended December 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 3.44% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (cost $419,840,024) - See accompanying schedule		$ 440,763,778
Cash		13,869,344
Receivable for fund shares sold		402,650
Interest receivable		5,363,746
Other receivables		41,865
Total assets		460,441,383
Liabilities
Payable for fund shares redeemed	$ 724,264
Distributions payable	630,030
Accrued management fee	142,411
Other payables and accrued expenses	34,544
Total liabilities		1,531,249
Net Assets		$ 458,910,134
Net Assets consist of:
Paid in capital		$ 453,769,018
Undistributed net investment income		7,642
Accumulated undistributed net realized gain (loss) on investments		(15,790,280)
Net unrealized appreciation (depreciation) on investments		20,923,754
Net Assets, for 39,963,871 shares outstanding		$ 458,910,134
Net Asset Value, offering price and redemption price per share ($458,910,134 ÷ 39,963,871 shares)		$11.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Interest		$ 24,263,660
Expenses
Management fee	$ 1,622,186
Transfer agent fees	366,454
Accounting fees and expenses	134,265
Non-interested trustees' compensation	1,663
Custodian fees and expenses	9,293
Registration fees	27,246
Audit	22,099
Legal	8,938
Miscellaneous	1,203
Total expenses before reductions	2,193,347
Expense reductions	(236,492)	1,956,855
Net investment income		22,306,805
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	544,476
Futures contracts	313,392	857,868
Change in net unrealized appreciation (depreciation) on investment securities		23,092,973
Net gain (loss)		23,950,841
Net increase (decrease) in net assets resulting from operations		$ 46,257,646
Other Information
Expense reductions Custodian credits		$ 9,187
Transfer agent credits		204,839
Accounting credits		22,466
		$ 236,492

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 22,306,805	$ 22,606,531
Net realized gain (loss)	857,868	(2,164,760)
Change in net unrealized appreciation (depreciation)	23,092,973	(32,707,350)
Net increase (decrease) in net assets resulting from operations	46,257,646	(12,265,579)
Distributions to shareholders From net investment income	(22,283,323)	(22,606,531)
Share transactions Net proceeds from sales of shares	78,971,676	78,784,741
Reinvestment of distributions	15,108,154	16,300,743
Cost of shares redeemed	(84,273,786)	(115,019,055)
Net increase (decrease) in net assets resulting from share transactions	9,806,044	(19,933,571)
Total increase (decrease) in net assets	33,780,367	(54,805,681)
Net Assets
Beginning of period	425,129,767	479,935,448
End of period (including undistributed net investment income of $7,642 and $0, respectively)	$ 458,910,134	$ 425,129,767
Other Information Shares
Sold	7,169,399	6,900,335
Issued in reinvestment of distributions	1,366,422	1,441,001
Redeemed	(7,670,375)	(10,181,801)
Net increase (decrease)	865,446	(1,840,465)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.870	$ 11.720	$ 11.630	$ 11.300	$ 11.560
Income from Investment Operations Net investment income	.570 B	.551	.557	.571	.630 C
Net realized and unrealized gain (loss)	.610	(.850)	.093	.420	(.258)
Total from investment operations	1.180	(.299)	.650	.991	.372
Less Distributions
From net investment income	(.570)	(.551)	(.557)	(.571)	(.630)
In excess of net investment income	-	-	(.003)	-	(.002)
In excess of net realized gain	-	-	-	(.090)	-
Total distributions	(.570)	(.551)	(.560)	(.661)	(.632)
Net asset value, end of period	$ 11.480	$ 10.870	$ 11.720	$ 11.630	$ 11.300
Total Return A	11.19%	(2.63)%	5.71%	9.02%	3.38%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 458,910	$ 425,130	$ 479,935	$ 457,932	$ 455,729
Ratio of expenses to average net assets	.51%	.52%	.55% D	.56% D	.59%
Ratio of expenses to average net assets after expense reductions	.45% E	.52%	.55%	.56%	.59%
Ratio of net investment income to average net assets	5.17%	4.86%	4.77%	5.08%	5.52%
Portfolio turnover rate	18%	19%	24%	16%	29%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C Net investment income per share reflects a payment of approximately $0.049 received from an issuer that was in bankruptcy.

D FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity MI Municipal Money Market	3.69%	16.70%	35.17%
All Tax-Free Money Market Funds Average	3.54%	16.34%	33.98%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 483 money market funds.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Fidelity MI Municipal Money Market	3.69%	3.14%	3.06%
All Tax-Free Money Market Funds Average	3.54%	3.07%	2.96%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Performance - continued

Yields

	1/1/01	10/2/00	7/3/00	4/3/00	1/03/00
Fidelity Michigan Municipal Money Market Fund	4.23%	4.49%	4.10%	3.34%	4.24%
All Tax-Free Money Market Funds Average	3.97%	3.72%	3.85%	3.11%	3.98%
Fidelity Michigan Municipal Money Market Fund Tax-Equivalent	6.90%	7.34%	6.69%	5.44%	6.92%
Portion of fund's income subject to state taxes	0.83%	0.71%	0.00%	3.64%	2.50%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 38.69%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Diane McLaughlin, Portfolio Manager of Fidelity Michigan Municipal Money Market Fund

Q. What was the investment environment like during 2000, Diane?

A. The economic backdrop changed significantly in 2000. At the beginning of the year, economic strength was evidenced by a very tight labor market, with unemployment reaching a low of 3.9% in April. Consumer confidence and spending were very strong, as was business investment and capital spending. Within this environment, the Fed maintained a bias toward tightening, or raising, rates in order to bridle economic growth and keep inflation at bay. In fact, the Fed followed through with three rate hikes, raising the rate banks charge each other for overnight loans - known as the fed funds target rate - from 5.50% at the beginning of 2000 to 6.50% by May 31, 2000. After that, however, the market sentiment started to shift.

Q. What happened in the middle of the year?

A. Emerging data pointed to slower economic growth and a decline in both consumer and business investment spending. With a slump in corporate profits, companies didn't have as much spare cash to spend on such improvements as technology. In turn, a decline in corporate earnings caused the stock market to slide, eroding the "wealth effect" that had helped propel consumer spending. At the end of the year, the Fed changed from a tightening bias to an easing bias, indicating it was poised to lower rates in order to prevent the economy from slowing much further. Market rates declined as this transpired and market expectations reflected the anticipation of a series of Fed rate cuts starting in early 2001.

Q. What was your strategy with the fund?

A. During most of the year, the fund held a significant percentage of its assets in very short-term variable-rate demand notes (VRDNs), whose yields are reset at regular intervals. During the first part of 2000, this strategy was driven by both fundamental factors related to my interest-rate outlook as well as technical factors of supply and demand. At that time, the Fed was hiking interest rates and market participants expected rates to be on the increase through the rest of 2000. In addition, there was a limited supply of longer-term fixed-rate paper, so buyers were more willing to pay a premium for lower relative yields. Investing a significant percentage of assets in VRDNs enabled the fund to take advantage of increasing yields as the VRDNs were reset, at a time when VRDN yields were more attractive than longer-term alternatives, on a relative basis.

Q. What was your approach during the second half of the year?

A. During the second half of 2000, when market expectations called for lower rates, a purely fundamental approach would have called for extending the maturity of the fund by locking in attractive longer-term rates. However, long-term paper supply remained constrained while demand for money market securities increased as a significant amount of new assets came into the market. As a result, longer-term fixed rates remained relatively unappealing. My approach centered on purchasing VRDNs at times when their rates spiked for a variety of technical reasons. This VRDNs-focused strategy worked well for the fund during the year. Toward the end of the year, I started working to reduce the fund's exposure in VRDNs, looking instead to lock in attractive fixed-rate yields, an approach I expect to continue to pursue in a declining rate environment.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on December 31, 2000, was 4.20%, compared to 4.05% 12 months ago. The latest yield was the equivalent of a 6.85% taxable yield for Michigan investors in the 38.69% combined federal and state income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through December 31, 2000, the fund's 12-month total return was 3.69%, compared to 3.54% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Diane?

A. Because of the dramatic slowdown in the economy, I expect the Fed to implement a series of interest-rate cuts starting early in 2001. The Fed must act quickly to try to avoid slowing economic growth too drastically, because there is a lag between shifts in monetary policy and their influence on the economy. I also believe that asset growth in the money markets will continue to be strong during the period of uncertainty, when investors may feel more comfortable investing in less volatile money market funds.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current tax-free income while maintaining a stable $1 share price by investing in high-quality, short-term municipal money market securities

Fund number: 420

Trading symbol: FMIXX

Start date: January 12, 1990

Size: as of December 31, 2000, more than $507 million

Manager: Diane McLaughlin, since 1997; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

3

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/00	% of fund's investments 6/30/00	% of fund's investments 12/31/99
0 - 30	81.6	86.0	83.2
31 - 90	5.1	5.5	2.3
91 - 180	5.0	1.8	7.1
181 - 397	8.3	6.7	7.4
Weighted Average Maturity
	12/31/00	6/30/00	12/31/99
Fidelity Michigan Municipal Money Market Fund	33 Days	33 Days	37 Days
All Tax-Free Money Market Funds Average *	42 Days	40 Days	47 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2000	As of June 30, 2000
Variable Rate Demand Notes (VRDNs) 78.8%	Variable Rate Demand Notes (VRDNs) 82.0%
Commercial Paper (including CP Mode) 4.7%	Commercial Paper (including CP Mode) 7.6%
Tender Bonds 4.3%	Tender Bonds 0.4%
Municipal Notes 7.4%	Municipal Notes 8.0%
Other Investments 3.7%	Other Investments 3.8%
Net Other Assets 1.1%	Net Other Assets** (1.8)%

** Net Other Assets are not included in pie chart

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value (Note 1)
Michigan - 98.1%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) Series 1996, 4.95%, LOC Comerica Bank, Detroit, VRDN (a)	$ 5,665,000	$ 5,665,000
Chippewa Valley Schools Participating VRDN Series MSDW 00 253, 4.97% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	3,410,000	3,410,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 4.94%, LOC Northern Trust Co., Chicago, VRDN (a)	3,700,000	3,700,000
Detroit Econ. Dev. Corp. Rev. (Waterfront Reclamation & Casino Dev. Proj.):
Series 1999 B, 5%, LOC Bank of America NA, VRDN (a)	2,730,000	2,730,000
Series 1999 C, 5.05%, LOC Lasalle Bank NA, VRDN (a)	2,775,000	2,775,000
Detroit Swr. Disp. Rev.:
Bonds 6.625% 7/1/21 (FGIC Insured) (Pre-Refunded to 7/1/01 @ 102) (c)	4,750,000	4,894,792
Participating VRDN:
Series BS 99 81, 4.93% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	4,000,000	4,000,000
Series FRRI A75, 4.85% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	9,400,000	9,400,000
Series Merlots 00 I, 4.7% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	4,300,000	4,300,000
Series 1998 A, 4.65% (MBIA Insured) (BPA Morgan Guaranty Trust Co., NY), VRDN (a)	1,460,000	1,460,000
Series 1998 B, 4.8% (MBIA Insured) (BPA Morgan Guaranty Trust Co., NY), VRDN (a)	3,800,000	3,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 4.7% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	4,500,000	4,500,000
Series SG 64, 4.94% (Liquidity Facility Societe Generale) (a)(d)	3,500,000	3,500,000
Series SGB 6, 4.94% (Liquidity Facility Societe Generale) (a)(d)	7,570,000	7,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series 992202, 4.94% (Liquidity Facility Citibank NA, New York) (a)(d)	8,200,000	8,200,000
East China School District TAN 4.75% 6/22/01	3,500,000	3,504,033
Genesee County Economic Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	2,600,000	2,600,000
Georgetown Charter Township Ind. Dev. Rev. (J&F Steel Corp. Proj.) Series 1989, 4.85%, LOC Societe Generale, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Grand Rapids Econ. Dev. Corp. Econ. Dev. Rev. (Holland Home Proj.) Series 2000, 4.9%, LOC Old Kent Bank, Michigan, VRDN (a)	$ 3,635,000	$ 3,635,000
Holt Pub. Schools Bonds Series B, 4.3%, tender 3/1/01 (Liquidity Facility Landesbank Hessen-Thuringen) (a)	7,500,000	7,500,000
Jackson Pub. Schools RAN Series B, 5% 7/3/01, LOC Comerica Bank, Detroit	3,750,000	3,757,182
Jefferson Schools TAN 4.75% 3/30/01	3,300,000	3,302,447
Kent County Arpt. Facilities Rev. Participating VRDN Series MSDW 98 118, 4.94% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	6,245,000	6,245,000
Macomb County Cmnty. College District Bonds 5% 5/1/01	3,900,000	3,903,671
Michigan Bldg. Auth. Rev. Bonds (State Police Communication Proj.) Series II, 5% 10/1/01	3,230,000	3,244,653
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 4.93% (Liquidity Facility J.P. Morgan & Co., Inc.) (a)(d)	9,190,000	9,190,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Series XII B, 4.8% (AMBAC Insured) (BPA Kredietbank ), VRDN (a)(b)	11,860,000	11,860,000
Series XII F, 4.8% (AMBAC Insured) (BPA Kredietbank ), VRDN (a)(b)	11,200,000	11,200,000
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN:
Series 1997 X, 4.7% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	3,700,000	3,700,000
Series BS 97 23, 4.93% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	6,000,000	6,000,000
(Health Care Equip. Ln. Prog.) Series B, 4.73%, LOC Michigan Nat'l. Bank Farmington Hills, VRDN (a)	4,300,000	4,300,000
(Hosp. Equip. Ln. Prog.) Series A, 5%, LOC Nat'l. City Bank Michigan, Illinois, VRDN (a)	4,900,000	4,900,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 4.94%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	3,810,000	3,810,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988, 4.55% tender 1/24/01, LOC Landesbank Hessen-Thuringen, CP mode (b)	3,550,000	3,550,000
(Canton Club East Apts. Proj.) Series 1998 A, 4.95%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	4,000,000	4,000,000
(Lexington Place Apts. Proj.) Series 1999 A, 4.9%, LOC Bank of America NA, VRDN (a)(b)	7,520,000	7,520,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Participating VRDN Series PT 38, 4.99% (Liquidity Facility Commerzbank AG) (a)(b)(d)	4,710,000	4,710,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Bonds:
(Trinity Plus Fdg. Prog.) Series 2000 D, 4.45%, tender 12/1/01 (a)(b)	$ 5,250,000	$ 5,250,000
Series PT 58, 4.45%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)(e)	4,780,000	4,780,000
Participating VRDN Series PA 635R, 4.99% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	5,010,000	5,010,000
Series 1999 B2, 5.1% (MBIA Insured), VRDN (a)(b)	4,400,000	4,400,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series 002201, 4.94% (Liquidity Facility Citibank NA, New York) (a)(d)	4,300,000	4,300,000
Series PA 757, 4.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,500,000	3,500,000
BAN:
Series 2000 B1, 5% 7/2/01	8,345,000	8,370,911
Series 2000 B2, 5% 7/2/01, LOC Morgan Guaranty Trust Co., NY	6,645,000	6,665,633
RAN:
Series 2000 C1, 5% 8/23/01	3,615,000	3,630,551
Series 2000 C2, 5% 8/23/01, LOC Morgan Guaranty Trust Co., NY	5,700,000	5,724,520
Michigan Strategic Fund Ind. Dev. Rev.:
(Althaus Family Investors II Proj.) Series 1997, 5.04%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	2,300,000	2,300,000
(C-Tec, Inc. Proj.) 5.1%, LOC Suntrust Bank, VRDN (a)(b)	1,500,000	1,500,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(B&C Leasing Proj.) 5.2%, LOC Bank of America NA, VRDN (a)	1,350,000	1,350,000
(B&G Realty Co. Proj.) 4.85%, LOC Bank One, Wisconsin, VRDN (a)(b)	2,000,000	2,000,000
(BC&C Proj.) 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,680,000	1,680,000
(Bico Michigan, Inc. Proj.) Series 1999, 5.2%, LOC Bank One NA, VRDN (a)(b)	4,000,000	4,000,000
(Bosal Ind. Proj.) Series 1998, 5%, LOC Bank of New York NA, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	2,200,000	2,200,000
(Conti Properties LLC Proj.) Series 1997, 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,360,000	3,360,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Creative Foam Corp. Proj.) 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	$ 2,000,000	$ 2,000,000
(Cyberplast Inds. Ltd. Proj.) 5%, LOC Bank One NA, Michigan, VRDN (a)(b)	3,675,000	3,675,000
(Dawnbreakers LLC Proj.) Series 1998, 5.1%, LOC Bank One NA, Michigan, VRDN (a)(b)	4,700,000	4,700,000
(Doss Ind. Dev. Co. Proj.) 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	3,300,000	3,300,000
(Dow Chemical Co. Proj.):
Series 1994, 4.9%, VRDN (a)	3,400,000	3,400,000
Series 1999, 5.2%, VRDN (a)(b)	2,000,000	2,000,000
Series 2000, 5.2%, VRDN (a)	4,800,000	4,800,000
(Envir. Quality Co. Proj.) Series 1995, 5%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,245,000	1,245,000
(Fintex LLC Proj.) Series 2000, 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	4,400,000	4,400,000
(Future Fence Co. Proj.) 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,435,000	3,435,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 5.1%, LOC Nat'l. City Bank, VRDN (a)(b)	2,840,000	2,840,000
(Hi-Tech Mold & Engineering Proj.) 5.2%, LOC Bank One Na, Michigan, VRDN (a)(b)	300,000	300,000
(John H. Dekker & Sons Proj.) Series 1998, 5%, LOC Michigan Nat'l. Bank Farmington Hills, VRDN (a)(b)	2,350,000	2,350,000
(Majestic Ind., Inc. Proj.) 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,145,000	3,145,000
(Mans Proj.) Series 1998, 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,105,000	3,105,000
(Muskegen Cast Products Proj.) 5.04%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	3,250,000	3,250,000
(Nat'l. Rubber Michigan, Inc. Proj.) Series 1995, 5.1%, LOC Michigan Nat'l. Bank Farmington Hills, VRDN (a)(b)	2,800,000	2,800,000
(Numaco LLC Proj.) 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	5,000,000	5,000,000
(PBL Enterprises, Inc. Proj.) Series 1997, 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,250,000	3,250,000
(Prime Acquisition LLC Proj.) 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	4,400,000	4,400,000
(Rochester Gear, Inc. Proj.) Series 1995, 5.1%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,950,000	3,950,000
(S&S LLC Proj.) Series 2000, 4.88%, LOC Michigan Nat'l. Bank Farmington Hills, VRDN (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(TEI Investments LLC Proj.) Series 1997, 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$ 900,000	$ 900,000
(Temperance Enterprise Proj.) Series 1996, 5.1%, LOC Nat'l. City Bank, VRDN (a)(b)	3,440,000	3,440,000
(Templeton Properties LLC Proj.) Series 2000, 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	2,000,000	2,000,000
(The Monarch Press, Inc. Proj.) Series 2000, 5.05%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,500,000	2,500,000
(The Spiratex Co. Proj.) Series 1994, 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	1,800,000	1,800,000
(Trilan LLC Proj.) 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	4,000,000	4,000,000
(True Industries-Roseville Proj.) Series 2000, 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	3,000,000	3,000,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	1,300,000	1,300,000
(Vent-Rite Valve Corp. Proj.) 5.1%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,505,000	1,505,000
(Wayland Enterprises Proj.) Series 1999, 5.2%, LOC Bank One NA, Michigan, VRDN (a)(b)	3,000,000	3,000,000
(Windcrest Properties LLC Proj.) 5.1%, LOC Bank One NA, Michigan, VRDN (a)(b)	5,100,000	5,100,000
Series 1999, 5.1%, LOC Michigan Nat'l. Bank Farmington Hills, VRDN (a)(b)	2,465,000	2,465,000
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1988:
4.35% tender 3/7/01, CP mode (b)	6,450,000	6,450,000
4.4% tender 3/8/01, CP mode (b)	3,250,000	3,250,000
4.45% tender 4/12/01, CP mode (b)	10,450,000	10,450,000
(Gen. Motors Corp. Proj.) Series 1988 A, 4.9%, VRDN (a)	13,430,000	13,430,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
(Grayling Gen. Station Proj.) Series 1990, 4.95%, LOC Barclays Bank PLC, VRDN (a)(b)	10,789,000	10,789,000
(Great Lakes Recovery Proj.) 5.1%, LOC Bank One NA, Michigan, VRDN (a)(b)	1,800,000	1,800,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 5.1%, VRDN (a)(b)	12,000,000	12,000,000
Oakland County Econ. Dev. Corp. (Pontiac Vision School Proj.) Series 2000, 5.45%, LOC Comerica Bank, Detroit, VRDN (a)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Rev.:
Bonds (William Beaumont Hosp. Proj.) Series D, 6.75% 1/1/01 (Pre-Refunded to 1/1/01 @ 102) (c)	$ 6,385,000	$ 6,512,700
(William Beaumont Hosp. Proj.) Series 1997 L, 5%, VRDN (a)	1,700,000	1,700,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MSDW 00 282, 4.94% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	3,150,000	3,150,000
Saline Area School District Bonds Series 2000 B, 4.35%, tender 5/3/01 (a)	4,400,000	4,400,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev. (Cherrywood Ctr. Assoc. Proj.) 5%, LOC Comerica Bank, Detroit, VRDN (a)(b)	4,000,000	4,000,000
Univ. of Michigan Univ. Revs. (Med. Svc. Plan Proj.) Series 1995 A, 4.9%, VRDN (a)	1,750,000	1,750,000
Waverly Cmnty. School District Participating VRDN Series PA 761R, 4.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,395,000	5,395,000
Wayne Charter County Arpt. Rev.:
Participating VRDN Series SG 122, 4.94% (Liquidity Facility Societe Generale) (a)(d)	8,100,000	8,100,000
Series 1996 A, 4.9%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(b)	14,810,000	14,810,001
Wayne County Cmnty. College RAN Series 2000, 4.75% 4/2/01	3,000,000	3,002,192
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MSDW 98 56, 4.94% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	11,135,000	11,135,000
Series MSDW 98 67, 4.94% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	3,100,000	3,100,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) Series 1999, 4.94%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,620,000	4,620,000
		497,457,286
Ohio - 0.8%
Franklin County Gen. Oblig. Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 5% (Liquidity Facility Morgan Guaranty Trust Co., NY) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	$ 4,000,000	$ 4,000,000
TOTAL INVESTMENT PORTFOLIO - 98.9%	501,457,286
NET OTHER ASSETS - 1.1%	5,765,348
NET ASSETS - 100%	$ 507,222,634
Total Cost for Income Tax Purposes $ 501,457,286
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Bonds Series PT 58, 4.45%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 4,780,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $4,780,000 or 0.9% of net assets.

Income Tax Information
At December 31, 2000, the fund had a capital loss carryforward of approximately $50,000 all of which will expire on December 31, 2008.

During the fiscal year ended December 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 47.09% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value - See accompanying schedule		$ 501,457,286
Cash		15,692
Receivable for fund shares sold		8,222,307
Interest receivable		4,323,387
Prepaid expenses		16,576
Total assets		514,035,248
Liabilities
Payable for investments purchased	$ 1,325,000
Payable for fund shares redeemed	5,231,904
Distributions payable	6,541
Accrued management fee	149,326
Other payables and accrued expenses	99,843
Total liabilities		6,812,614
Net Assets		$ 507,222,634
Net Assets consist of:
Paid in capital		$ 507,272,893
Accumulated undistributed net realized gain (loss) on investments		(50,259)
Net Assets, for 507,255,539 shares outstanding		$ 507,222,634
Net Asset Value, offering price and redemption price per share ($507,222,634 ÷ 507,255,539 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Interest		$ 18,642,600
Expenses
Management fee	$ 1,666,996
Transfer agent fees	676,070
Accounting fees and expenses	84,344
Non-interested trustees' compensation	1,511
Custodian fees and expenses	11,189
Registration fees	53,562
Audit	23,613
Legal	9,050
Miscellaneous	18,202
Total expenses before reductions	2,544,537
Expense reductions	(7,781)	2,536,756
Net investment income		16,105,844
Net Realized Gain (Loss) on Investments		(25,267)
Net increase in net assets resulting from operations		$ 16,080,577
Other Information
Expense reductions Custodian credits		$ 7,394
Transfer agent credits		387
		$ 7,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 16,105,844	$ 11,008,136
Net realized gain (loss)	(25,267)	105,550
Net increase (decrease) in net assets resulting from operations	16,080,577	11,113,686
Distributions to shareholders from net investment income	(16,105,844)	(11,008,136)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,335,602,996	1,226,615,907
Reinvestment of distributions from net investment income	15,687,950	10,660,639
Cost of shares redeemed	(1,288,722,259)	(1,150,056,582)
Net increase (decrease) in net assets and shares resulting from share transactions	62,568,687	87,219,964
Total increase (decrease) in net assets	62,543,420	87,325,514
Net Assets
Beginning of period	444,679,214	357,353,700
End of period	$ 507,222,634	$ 444,679,214

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.036	.028	.030	.031	.030
Less Distributions
From net investment income	(.036)	(.028)	(.030)	(.031)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.69%	2.82%	3.00%	3.18%	3.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 507,223	$ 444,679	$ 357,354	$ 287,940	$ 260,592
Ratio of expenses to average net assets	.57%	.58%	.60%	.61%	.62%
Ratio of expenses to average net assets after expense reductions	.57%	.58%	.59% B	.61%	.61% B
Ratio of net investment income to average net assets	3.63%	2.80%	2.97%	3.14%	2.96%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Spartan Michigan Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Michigan. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares purchased after April 16, 2001 and held in the income fund less than 30 days will be subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Income Fund. Purchases and sales of securities, other than short-term securities, aggregated $74,961,190 and $81,223,074, respectively.

The market value of futures contracts opened and closed during the period amounted to $15,125,648 and $15,439,040, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .38% of average net assets for the income and money market funds.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .09% and .15% of average net assets for the income fund and the money market fund, respectively.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The money market fund paid premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

5. Expense Reductions.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Spartan Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Managing Your Investments

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If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

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Annual Report

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Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser,
Money Market Fund

Fidelity Investment Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President,

David L. Murphy, Vice President,

George A. Fischer, Vice President,
Income Fund

Diane M. McLaughlin, Vice President,
Money Market Fund

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

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Spartan®

Minnesota Municipal Income

Fund

Annual Report

December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan ® MN Municipal Income	10.62%	28.64%	84.12%
LB Minnesota Enhanced Municipal Bond	11.02%	31.41%	n/a*
Minnesota Municipal Debt Funds Average	10.36%	24.83%	85.64%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Minnesota Enhanced Municipal Bond Index - a market value-weighted index of Minnesota investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Minnesota municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 52 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan MN Municipal Income	10.62%	5.17%	6.29%
LB Minnesota Enhanced Municipal Bond	11.02%	5.62%	n/a*
Minnesota Municipal Debt Funds Average	10.36%	4.53%	6.38%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Minnesota Municipal Income Fund on December 31, 1990. As the chart shows, by December 31, 2000, the value of the investment would have grown to $18,412 - an 84.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,269 - a 102.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	5.26%	4.41%	4.80%	5.29%	5.22%
Capital returns	5.36%	-6.84%	0.71%	3.56%	-1.44%
Total returns	10.62%	-2.43%	5.51%	8.85%	3.78%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.44¢	26.54¢	52.73¢
Annualized dividend rate	4.70%	4.81%	4.89%
30-day annualized yield	4.52%	-	-
30-day annualized tax-equivalent yield	7.66%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.12 over the past one month, $10.94 over the past six months and $10.79 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.02% combined effective 2000 federal and state income tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After experiencing sluggish performance in 1999, the municipal bond market shrugged off the ill effects of a series of interest-rate hikes by the Federal Reserve Board early in 2000 and rebounded strongly throughout the remainder of the year. According to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds - the municipal bond market returned 11.68% for the overall 12-month period ending December 31, 2000. This marked the index's first double-digit annual return since 1995 and far exceeded its annual return of -2.06% in 1999. Munis also outpaced the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which returned 11.63% during the 2000 calendar year. Evidence of a slowing U.S. economy and, hence, heightened optimism that the Fed would stop raising interest rates, were dominant factors in the municipal bond rally during 2000. Attractive prices and relatively high yields against a backdrop of diminished supply also contributed to their strong performance. As the period drew to a close and equity markets continued to struggle, municipal bonds enjoyed their second-best month of the year in December as expectations grew that the Fed would cut rates beginning in January.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Minnesota Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the 12-month period that ended December 31, 2000, the fund had a total return of 10.62%. To get a sense of how the fund did relative to its competitors, the Minnesota municipal debt funds average returned 10.36% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Minnesota Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 11.02%.

Q. What were some of the main forces behind the fund's performance during the period?

A. Changing expectations about economic growth, coupled with growing optimism about inflation and interest rates, caused the municipal market to rally during the latter half of 2000. As the period wore on, there was a widening belief that the economy was slowing, the Federal Reserve Board would stop raising interest rates, and that it might even lower rates in the months to come. The municipal market also was helped by favorable supply and demand factors. The supply of Minnesota municipals increased by about 17% during 2000, which was more than offset by strengthening demand as the stock market sold off and investors found the high tax-free yields municipals offered to be attractive.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund beat its peers during the period?

A. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Instead, I managed the fund's duration to be in line with the Minnesota municipal market as a whole as measured by the Lehman Brothers Minnesota Enhanced Municipal Bond Index. Given that interest rates and bond yields dropped significantly during the final four months of the year, some peers may have suffered if they were positioned with too little interest-rate sensitivity. Rather than make a bet on interest rates, I positioned the fund to emphasize the best value opportunities based on their performance potential in a variety of possible interest-rate scenarios.

Q. What other strategies helped the fund's performance?

A. The fund also benefited from trading between bonds with various structural features. For example, bonds with different coupons traded in and out of favor during the period. On some occasions, I found good buys among discount bonds, which pay interest rates below prevailing market rates and trade at prices that are lower than their face value. On other occasions, premium bonds - which pay interest rates above prevailing market rates and trade at prices above their face value - were priced cheaply. For the most part, the exchanges I made between premiums and discounts benefited performance.

Q. Were there any disappointments during the year?

A. The disappointments were limited to not being able to implement as many of the trades that I referred to earlier as I would have liked. The moderate supply of new Minnesota municipal bonds, coupled with the state's municipal secondary market being less active than many other states, occasionally put limits on how far I could go with certain strategic moves.

Q. What choices did you make in terms of credit quality and sectors, and why?

A. As of December 31, 2000, approximately 94% of the fund's investments were in bonds with credit ratings of A or higher by Standard & Poor's® or Moody's Investors Service. While Minnesota municipal debt is fairly high-quality to begin with, the fund's emphasis on high-quality bonds reflected that, for the most part, I didn't feel lower-quality bonds offered enough incentive by way of additional yield for owning them. In terms of sectors, I placed a growing emphasis on bonds that fund infrastructure spending, such as those from the education and electric utility sectors.

Q. What's ahead for the municipal market?

A. The bond market appears to be factoring in the potential for interest rates to fall in early 2001, now that economic growth shows some signs of slowing and inflation remains moderate. If interest rates fall, municipal bonds most likely would benefit. My outlook for the technical aspects of supply and demand is favorable. The supply of municipals declined in response to rising interest rates because many issuers found it too expensive to issue new or refinance old debt. Given their relatively high tax-equivalent yields, I believe that demand will remain strong.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income exempt from federal and Minnesota personal income taxes by normally investing in investment-grade municipal debt securities

Fund number: 082

Trading symbol: FIMIX

Start date: November 21, 1985

Size: as of December 31, 2000, more than $293 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on her investment approach:

"At Fidelity, one of the key strategies we use in managing municipal bond funds is to opportunistically buy and sell bonds of various maturities. The demand for municipals can vary a great deal in response to the behavior of various market participants. Corporations, individual investors and trust accounts tend to favor short-term securities, which are less interest-rate sensitive and, therefore, tend to be less volatile than the overall municipal market. Individual investors, along with mutual funds and insurance companies that invest the insurance premiums they collect, are the primary purchasers of intermediate-maturity bonds. Higher-yielding, longer-term securities, which tend to be the most volatile, generally are the domain of long-maturity mutual funds, hedge funds and other investors known as ´arbitrageurs,' who seek to exploit small differences among various fixed-income investments. At a given point in time, a given municipal bond maturity range may look cheap or expensive as different categories of investors embrace them or step aside. With the help of Fidelity's research team, I try to take advantage of the anomalies that can occur by investing in bond maturities that look cheap due to weak demand and selling those that have performed well in response to strong demand."

  On January 18, 2001, the Board of Trustees of Spartan Minnesota Municipal Income Fund authorized the adoption of a short-term redemption fee of 0.50% of the amount redeemed on shares purchased after April 16, 2001 that are held less than 30 days.

Annual Report

Investment Changes

Top Five Sectors as of December 31, 2000
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.2	26.1
Health Care	18.9	18.6
Electric Utilities	14.2	13.6
Education	14.0	13.6
Special Tax	5.4	4.3
Average Years to Maturity as of December 31, 2000
		6 months ago
Years	14.8	13.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2000
6 months ago
Years	6.1	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of December 31, 2000 As of June 30, 2000

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Minnesota - 93.4%
Albany Independent School District #745 (School District Cr. Enhance Prog.) Series A, 6% 2/1/16	Aa1	$ 1,000,000	$ 1,044,920
Anoka-Hennepin Independent School District #11 Series A, 5.75% 2/1/20	Aa1	3,950,000	4,155,953
Centennial Independent School District #12 Series 1996 A, 5.625% 2/1/16	Aa1	1,000,000	1,042,830
Chanhassen Gen. Oblig. Impt. Series D, 0% 2/1/03 (AMBAC Insured)	Aaa	1,730,000	1,583,504
Cloquet Poll. Cont. Rev. (Potlach Corp. Proj.) 5.9% 10/1/26	BBB+	4,345,000	4,140,220
Dakota County Hsg. & Redev. Auth. Interest For South Saint Paul Rev. (Single Family-GNMA Prog.) Series A, 8.1% 9/1/12	AAA	85,000	85,141
Golden Valley Gen. Oblig. Rev. (Covenant Retirement Cmnty. Proj.) Series A, 5.5% 12/1/29	A-	2,500,000	2,261,475
Hastings Independent School District #200 Series A, 5% 2/1/22	Aa1	5,000,000	4,878,950
Lakeville Independent School District #194 0% 2/1/05	Aa1	2,810,000	2,350,762
Maple Grove Gen. Oblig. Impt. Series A, 5.2% 2/1/17	Aa2	1,120,000	1,125,499
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Health One Oblig. Group Proj.) Series A, 7.4% 8/15/11 (MBIA Insured) (Pre-Refunded to 8/15/02 @ 100) (c)	Aaa	2,750,000	2,813,415
(Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	4,500,000	4,285,530
Minneapolis & Saint Paul Metro. Arpts. Commission Rev.:
Series 1999 A, 5.125% 1/1/31 (FGIC Insured)	Aaa	3,375,000	3,327,480
Series 2000 A, 5.75% 1/1/32 (FGIC Insured)	AAA	1,000,000	1,052,340
Series A, 5% 1/1/19 (AMBAC Insured)	Aaa	4,000,000	3,957,520
Series B:
5.25% 1/1/11 (AMBAC Insured) (b)	Aaa	3,475,000	3,614,869
5.5% 1/1/04 (FGIC Insured) (b)	AAA	2,875,000	2,966,799
5.625% 1/1/13 (FGIC Insured) (b)	Aaa	1,000,000	1,059,130
Minneapolis Cmnty. Dev. Agcy. Tax Increment Rev.:
0% 9/1/07 (MBIA Insured)	Aaa	2,860,000	2,127,182
0% 9/1/08 (MBIA Insured)	Aaa	4,600,000	3,263,286
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Minnesota - continued
Minneapolis Gen. Oblig.:
(Sports Arena Proj.):
5.125% 10/1/20	Aaa	$ 2,565,000	$ 2,562,358
6% 4/1/06	Aaa	1,055,000	1,142,111
6% 10/1/06	Aaa	1,000,000	1,089,660
Series B, 5.1% 9/1/08	Aaa	2,000,000	2,066,840
6.15% 10/1/05	Aaa	2,000,000	2,086,520
6.25% 4/1/07	Aaa	2,000,000	2,088,420
Minneapolis Health Care Facilities Rev. (Children's Hosp. & Clinics Proj.) Series A 4.5% 8/15/02 (FSA Insured)	Aaa	1,360,000	1,365,821
Minneapolis Hosp. Rev. (Fairview Hosp. & Health Care Proj.) Series A, 6.5% 1/1/11 (MBIA Insured)	Aaa	3,000,000	3,116,430
Minneapolis Rev. (Univ. of Minnesota Gateway Proj.) Series 1997 A, 5.25% 12/1/24	Aa2	1,900,000	1,905,168
Minneapolis Saint Paul Hsg. Fin. Board Rev. (Single Family Mtg. Phase IX Proj.) 7.25% 8/1/21 (b)	AAA	1,345,000	1,381,355
Minneapolis Saint Paul Metro. Arpts. Commission Series 13, 5.25% 1/1/11 (b)	Aaa	2,840,000	2,966,834
Minneapolis Spl. School District #1 Ctfs. of Prtn.:
Series A, 5.8% 2/1/10 (MBIA Insured)	Aaa	2,000,000	2,131,020
Series B, 5% 2/1/13	Aa1	2,575,000	2,602,604
5.75% 2/1/20	Aa1	4,210,000	4,395,872
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	A2	3,000,000	3,145,680
Minnesota Gen. Oblig.:
(Duluth Arpt. Proj.) Series B, 6.25% 8/1/14 (b)	Aaa	1,000,000	1,069,490
4.875% 8/1/07	Aaa	1,000,000	1,035,400
5.2% 5/1/07	Aaa	3,750,000	3,916,913
5.3% 8/1/10	Aaa	1,450,000	1,481,741
Minnesota Higher Ed. Facilities Auth. Rev.:
(Carleton College Proj.):
Series 3L 1, 5.75% 11/1/12	Aa2	2,000,000	2,092,400
Series 4N:
5% 11/1/18	Aa2	2,000,000	1,969,520
5.25% 11/1/04	Aa2	870,000	902,225
5.25% 11/1/05	Aa2	945,000	982,923
(Hamline Univ. Proj.):
Series 4I, 6% 10/1/12	Baa1	2,000,000	2,074,860
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(Hamline Univ. Proj.): - continued
Series 5B, 5.95% 10/1/19	Baa1	$ 600,000	$ 617,310
(MacAlester College Proj.) Series 4C:
5.2% 3/1/08	Aa3	1,070,000	1,100,399
5.5% 3/1/12	Aa3	815,000	841,406
(Saint Johns Univ. Proj.) Series 4L, 5.4% 10/1/22	A3	3,500,000	3,505,110
(Saint Thomas Univ. Proj.):
Series 3C, 6.25% 9/1/16	A2	2,310,000	2,330,213
Series 3R 1, 5.6% 10/1/15	A2	1,000,000	1,024,620
Series 3R 2:
5.45% 9/1/07	A2	650,000	669,396
5.6% 9/1/14	A2	4,275,000	4,380,635
Series 4M, 5.35% 4/1/17	A2	1,000,000	1,009,230
Minnesota Hsg. Fin. Agcy.:
(Single Family Mtg. Prog.):
Series A, 6.95% 7/1/16	Aa1	560,000	577,903
Series B, 5.8% 7/1/25 (b)	Aa1	7,000,000	7,022,190
Series E, 6.85% 1/1/24 (b)	Aa1	955,000	985,063
Series H, 6.5% 1/1/26 (b)	Aa1	1,615,000	1,655,343
Series A:
6.95% 2/1/14	Aa1	1,000,000	1,021,190
6.95% 8/1/17	Aa1	1,000,000	1,034,910
7.05% 8/1/27	Aa1	1,250,000	1,292,275
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series A:
5% 3/1/06	Aaa	1,000,000	1,034,510
5% 3/1/16	Aaa	1,000,000	1,000,780
6% 3/1/07	Aaa	2,500,000	2,728,750
6.1% 3/1/02	Aaa	1,855,000	1,896,422
Mounds View Independent School District #621 Series 2000 A, 5.375% 2/1/24	Aa1	3,000,000	3,036,900
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series B:
4.75% 1/1/20 (AMBAC Insured)	Aaa	3,500,000	3,302,950
5.5% 1/1/18 (AMBAC Insured)	Aaa	4,500,000	4,557,780
5.25% 1/1/13 (FSA Insured)	Aaa	1,500,000	1,560,870
5.375% 1/1/14 (FSA Insured)	Aaa	8,500,000	8,853,090
Northfield College Facilities Rev. (Saint Olaf College Proj.):
6.3% 10/1/12	A3	1,455,000	1,522,206
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Minnesota - continued
Northfield College Facilities Rev. (Saint Olaf College Proj.): - continued
6.4% 10/1/21	A3	$ 1,690,000	$ 1,752,936
Osseo Independent School District # 279 (School Bldg. Proj.):
Series 2000 A, 5.25% 2/1/21	Aa1	2,625,000	2,641,249
Series A:
5.75% 2/1/11	Aa1	2,420,000	2,650,094
5.75% 2/1/12	Aa1	3,100,000	3,369,607
Rochester Health Care Facilities Rev.:
(Mayo Foundation Proj.):
Series A, 5.5% 11/15/27	AA+	5,750,000	5,798,070
Series H, 6.026% 11/15/15	AA+	13,000,000	13,477,746
(Mayo Foundation/Mayo Med. Ctr. Proj.) Series I:
5.875% 11/15/08	AA+	1,000,000	1,086,280
5.9% 11/15/09	AA+	1,000,000	1,093,480
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A:
5.75% 5/1/26 (FSA Insured)	Aaa	4,500,000	4,716,540
5.875% 5/1/30 (FSA Insured)	Aaa	4,000,000	4,232,200
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.):
Series A, 5.5% 7/1/05 (AMBAC Insured)	Aaa	995,000	1,043,297
Series B, 5% 7/1/20 (AMBAC Insured)	Aaa	1,000,000	973,230
Saint Cloud Independent School District #742 Series A, 6.1% 2/1/10 (FGIC Insured)	Aaa	1,000,000	1,036,940
Saint Louis Park Health Care Facilities Rev.:
(Healthsystem Obligated Proj.) Series A, 5.2% 7/1/23 (AMBAC Insured)	Aaa	2,750,000	2,721,345
Series B, 5.1% 7/1/13 (AMBAC Insured)	Aaa	3,600,000	3,628,044
Saint Louis Park Ind. School District #283:
5.65% 2/1/16	Aa1	2,630,000	2,760,422
5.75% 2/1/20	Aa1	3,765,000	3,945,833
Saint Paul Gen. Oblig. (Block 39 Proj.) 4.75% 2/1/25	Aa2	2,000,000	1,861,640
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Regions Hosp. Proj.) 5.3% 5/15/28	BBB+	2,600,000	2,155,790
Saint Paul Independent School District #625:
(School District Cr. Enhance Prog.) Series B, 5.8% 2/1/12	Aa1	1,200,000	1,259,136
Series 2000 A, 5.5% 2/1/21	Aa1	1,060,000	1,085,260
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Minnesota - continued
Saint Paul Independent School District #625: - continued
Series C:
6.125% 2/1/03	Aa3	$ 1,225,000	$ 1,272,089
6.125% 2/1/04	Aa3	1,300,000	1,371,825
6.125% 2/1/05	Aa3	1,350,000	1,445,189
Saint Paul Port Auth. Energy Park Tax Increment Rev. 5% 2/1/08 (FSA Insured)	Aaa	2,500,000	2,581,000
Seaway Port Auth. Duluth Ind. Dev. Dock & Wharf Rev. (Cargill, Inc. Proj.) Series B, 6.8% 5/1/12 (d)	A1	2,750,000	2,873,008
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12	A2	6,500,000	6,537,310
Univ. of Minnesota Gen. Oblig. 4.8% 8/15/03	Aa2	12,600,000	12,725,748
Washington County Gen. Oblig. 5.5% 2/1/21	Aa2	1,450,000	1,484,554
West Saint Paul Independent School District #197:
0% 2/1/02 (MBIA Insured)	Aaa	1,550,000	1,481,335
0% 2/1/03 (MBIA Insured)	Aaa	1,180,000	1,080,078
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series A:
5.375% 1/1/08 (AMBAC Insured)	Aaa	3,900,000	4,138,719
5.4% 1/1/09 (AMBAC Insured)	Aaa	4,325,000	4,582,813
5.5% 1/1/11 (AMBAC Insured)	Aaa	1,000,000	1,055,710
5.5% 1/1/12 (AMBAC Insured)	Aaa	1,000,000	1,053,260
6.25% 1/1/04 (AMBAC Insured)	Aaa	2,600,000	2,747,628
6.25% 1/1/05 (AMBAC Insured)	Aaa	3,000,000	3,219,300
6.375% 1/1/16 (Escrowed to Maturity) (c)	Aaa	1,810,000	2,012,666
			274,221,792
Puerto Rico - 3.5%
Puerto Rico Commonwealth Gen. Oblig. Series A, 6% 7/1/14	Baa1	1,000,000	1,036,470
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y:
5% 7/1/36	Baa1	1,500,000	1,464,000
5.5% 7/1/36	Baa1	2,680,000	2,778,838
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.:
Series A, 4.75% 7/1/38 (MBIA Insured)	Aaa	1,945,000	1,826,199
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.: - continued
Series B, 6% 7/1/31	Baa1	$ 2,000,000	$ 2,170,760
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series A, 5.5% 10/1/32	Aaa	1,000,000	1,034,780
			10,311,047
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $273,821,670)	284,532,839
NET OTHER ASSETS - 3.1%	9,132,715
NET ASSETS - 100%	$ 293,665,554
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Seaway Port Auth. Duluth Ind. Dev. Dock & Wharf Rev. (Cargill, Inc. Proj.) Series B, 6.8% 5/1/12	5/20/92	$ 2,750,000
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	84.0%	AAA, AA, A	75.0%
Baa	3.6%	BBB	2.2%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.2%
Health Care	18.9
Electric Utilities	14.2
Education	14.0
Special Tax	5.4
Transportation	5.4
Housing	5.1
Others* (individually less than 5%)	9.8
100.0%
* Includes net other assets
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $273,821,670. Net unrealized appreciation aggregated $10,711,169, of which $11,935,261 related to appreciated investment securities and $1,224,092 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $3,299,000 of which $2,562,000 and $737,000 will expire on December 31, 2003 and 2008, respectively.

During the fiscal year ended December 31, 2000, 100.00% of the fund's income dividends was free from federal income tax, and 8.02% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2000
Assets
Investment in securities, at value (cost $273,821,670) - See accompanying schedule		$ 284,532,839
Cash		4,796,149
Receivable for fund shares sold		88,727
Interest receivable		4,983,117
Other receivables		23,794
Total assets		294,424,626
Liabilities
Payable for fund shares redeemed	$ 345,641
Distributions payable	288,510
Accrued management fee	91,113
Other payables and accrued expenses	33,808
Total liabilities		759,072
Net Assets		$ 293,665,554
Net Assets consist of:
Paid in capital		$ 286,681,812
Undistributed net investment income		6,979
Accumulated undistributed net realized gain (loss) on investments		(3,734,406)
Net unrealized appreciation (depreciation) on investments		10,711,169
Net Assets, for 26,226,209 shares outstanding		$ 293,665,554
Net Asset Value, offering price and redemption price per share ($293,665,554 ÷ 26,226,209 shares)		$11.20

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2000
Investment Income Interest		$ 15,020,242
Expenses
Management fee	$ 1,052,257
Transfer agent fees	240,473
Accounting fees and expenses	90,779
Non-interested trustees' compensation	1,064
Custodian fees and expenses	6,019
Registration fees	32,067
Audit	28,623
Legal	12,204
Miscellaneous	1,291
Total expenses before reductions	1,464,777
Expense reductions	(176,252)	1,288,525
Net investment income		13,731,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(432,169)
Change in net unrealized appreciation (depreciation) on investment securities		15,013,982
Net gain (loss)		14,581,813
Net increase (decrease) in net assets resulting from operations		$ 28,313,530

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2000	Year ended December 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 13,731,717	$ 14,236,223
Net realized gain (loss)	(432,169)	125,847
Change in net unrealized appreciation (depreciation)	15,013,982	(22,008,436)
Net increase (decrease) in net assets resulting from operations	28,313,530	(7,646,366)
Distributions to shareholders from net investment income	(13,649,249)	(14,236,223)
Share transactions Net proceeds from sales of shares	39,368,838	62,235,219
Reinvestment of distributions from net investment income	10,158,618	10,605,135
Cost of shares redeemed	(55,554,857)	(77,965,144)
Net increase (decrease) in net assets resulting from share transactions	(6,027,401)	(5,124,790)
Total increase (decrease) in net assets	8,636,880	(27,007,379)
Net Assets
Beginning of period	285,028,674	312,036,053
End of period (including undistributed net investment income of $6,979 and $0, respectively)	$ 293,665,554	$ 285,028,674
Other Information Shares
Sold	3,643,787	5,579,462
Issued in reinvestment of distributions	939,942	960,629
Redeemed	(5,169,729)	(7,066,801)
Net increase (decrease)	(586,000)	(526,710)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 10.630	$ 11.410	$ 11.330	$ 10.940	$ 11.100
Income from Investment Operations Net investment income	.529 B	.511	.531	.551	.562
Net realized and unrealized gain (loss)	.568	(.780)	.080	.390	(.160)
Total from investment operations	1.097	(.269)	.611	.941	.402
Less Distributions
From net investment income	(.527)	(.511)	(.531)	(.551)	(.562)
Net asset value, end of period	$ 11.200	$ 10.630	$ 11.410	$ 11.330	$ 10.940
Total Return A	10.62%	(2.43)%	5.51%	8.85%	3.78%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 293,666	$ 285,029	$ 312,036	$ 296,607	$ 294,432
Ratio of expenses to average net assets	.52%	.53%	.55% C	.56% C	.60%
Ratio of expenses to average net assets after expense reductions	.46% D	.51% D	.55%	.56%	.60%
Ratio of net investment income to average net assets	4.90%	4.62%	4.68%	5.00%	5.15%
Portfolio turnover rate	18%	21%	17%	18%	17%

A The total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2000

1. Significant Accounting Policies.

Spartan Minnesota Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended , as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Minnesota. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares purchased after April 16, 2001 and held in the fund less than 30 days will be subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,873,008 or 1.0% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,216,032and $62,284,672, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .09% of average net assets.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian, transfer agent and accounting fees were reduced by $6,019, $151,269, and $18,964, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Minnesota Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 9, 2001

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Christine J. Thompson, Vice President

Boyce I. Greer, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MNF-ANN-0201 125133
1.539899.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Municipal Income

Fund

Annual Reports

November 30, 2000
and the one-month period
ended December 31, 2000

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance December 31, 2000	<Click Here>	How the fund has done over time.
Performance November 30, 2000	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments December 31, 2000	<Click Here>	A complete list of the fund's investments with their market values.
Investments November 30, 2000	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investors seeking the 10%-20% annual returns they'd grown accustomed to seeing during the past several years found them again in 2000, but not where they expected. Unlike previous years, the taxable bond market was home to the double-digit performers, while the majority of equity indexes dwelled in negative territory for the year. Treasuries and government bonds finished 2000 at the high end of the return spectrum.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan® Municipal Income	12.30%	33.11%	93.27%
LB 3 Plus Year Municipal Bond	12.57%	33.60%	n/a*
General Municipal Debt Funds Average	10.83%	25.58%	90.94%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 3 Plus Year Municipal Bond Index, a market value-weighted index for investment-grade municipal bonds with maturities of three years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 273 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan Municipal Income	12.30%	5.89%	6.81%
LB 3 Plus Year Municipal Bond	12.57%	5.97%	n/a*
General Municipal Debt Funds Average	10.83%	4.65%	6.67%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say, hypothetically, that $10,000 was invested in Spartan Municipal Income Fund on December 31, 1990. As the chart shows, by December 31, 2000, the value of the investment would have grown to $19,327 - a 93.27% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,269 - a 102.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended December 31,
	2000	1999	1998	1997	1996
Dividend returns	5.64%	4.57%	4.88%	5.20%	5.42%
Capital returns	6.66%	-7.05%	1.16%	4.03%	-0.48%
Total returns	12.30%	-2.48%	6.04%	9.23%	4.94%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended December 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.30¢	31.68¢	62.87¢
Annualized dividend rate	4.96%	5.08%	5.17%
30-day annualized yield	4.67%	-	-
30-day annualized tax-equivalent yield	7.30%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.58 over the past one month, $12.36 over the past six months and $12.15 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan ® Municipal Income	8.24%	30.62%	88.69%
LB 3 Plus Year Municipal Bond	8.69%	31.42%	n/a*
General Municipal Debt Funds Average	6.95%	23.80%	87.20%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 3 Plus Year Municipal Bond Index, a market value-weighted index for investment-grade municipal bonds with maturities of three years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 270 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended November 30, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan Municipal Income	8.24%	5.49%	6.56%
LB 3 Plus Year Municipal Bond	8.69%	5.62%	n/a*
General Municipal Debt Funds Average	6.95%	4.35%	6.46%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say, hypothetically, that $10,000 was invested in Spartan Municipal Income Fund on November 30, 1990. As the chart shows, by November 30, 2000, the value of the investment would have grown to $18,869 - an 88.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,858 - a 98.58% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Performance - continued

Total Return Components

	Years ended November 30,
	2000	1999	1998	1997	1996
Dividend returns	5.45%	4.58%	5.00%	5.32%	5.30%
Capital returns	2.79%	-6.02%	2.54%	1.70%	1.09%
Total returns	8.24%	-1.44%	7.54%	7.02%	6.39%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended November 30, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.18¢	31.52¢	62.73¢
Annualized dividend rate	5.11%	5.12%	5.18%
30-day annualized yield	4.96%	-	-
30-day annualized tax-equivalent yield	7.75%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.34 over the past one month, $12.28 over the past six months and $12.11 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

After experiencing sluggish performance in 1999, the municipal bond market shrugged off the ill effects of a series of interest-rate hikes by the Federal Reserve Board early in 2000 and rebounded strongly throughout the remainder of the year. According to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-exempt bonds - the municipal bond market returned 11.68% for the overall 12-month period ending December 31, 2000. This marked the index's first double-digit annual return since 1995 and far exceeded its annual return of -2.06% in 1999. Munis also outpaced the overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, which returned 11.63% during the 2000 calendar year. Evidence of a slowing U.S. economy and, hence, heightened optimism that the Fed would stop raising interest rates, were dominant factors in the municipal bond rally during 2000. Attractive prices and relatively high yields against a backdrop of diminished supply also contributed to their strong performance. As the period drew to a close and equity markets continued to struggle, municipal bonds enjoyed their second-best month of the year in December as expectations grew that the Fed would cut rates beginning in January.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan Municipal Income Fund

Q. How did the fund perform, George?

A. For the 12 months ending November 30, 2000, the fund returned 8.24%. The general municipal debt funds average returned 6.95% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers 3 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 8.69%. Shareholders should be aware that the fund's fiscal year-end has changed to December 31. For the 12 months ending December 31, 2000, the fund returned 12.30%. The general municipal debt funds average and the Lehman Brothers index returned 10.83% and 12.57%, respectively, during the same period.

Q. What was the investment environment like for muni bonds during the past year that ended November 30, 2000?

A. Early in the period, investors feared the Federal Reserve Board would continue to raise interest rates to slow economic growth and curtail inflation. That forced bond yields higher and their prices lower. Since June, however, conditions steadily improved, as there was a growing sense that the Fed might be close to the end of its interest-rate hike cycle in response to weakening economic conditions. From June through the end of November, municipal bonds performed well as yields declined, prices rose and investors became increasingly optimistic about the direction of interest rates. The fund's total return for the year reflects the combination of price gains or losses plus the income generated by its holdings during the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What helped the fund beat its peers?

A. A key factor was our larger-than-average stake in premium coupon bonds - those that pay interest rates above prevailing rates. Because they generally were protected against the unfavorable tax treatment that can hurt some bonds when interest rates change, premiums outperformed discount and par coupon bonds, which carry interest rates below and at prevailing market rates, respectively. Also, the fund benefited from focusing on various bond maturities at different points in time. Early on, I emphasized longer-term securities, which was a plus for performance. That's because their yields fell the most, pushing their prices up and helping them outpace their short- and intermediate-term counterparts. More recently, however, I added more intermediate-maturity bonds based on their attractive value.

Q. Was there anything else that helped performance?

A. My focus on bonds with higher credit ratings was a plus. Lower-rated securities performed rather poorly during the year. As of November 30, 2000, roughly 60% of the fund's investments were in bonds with the highest credit rating of Aaa by Moody's Investor Services or AAA by Standard & Poor's®. In addition, approximately 96% of the fund's investments were in bonds rated investment grade, with a rating of Baa or higher by Moody's or BBB- or higher by S&P.

Q. Were there any disappointments during the period?

A. The only significant disappointment was the fund's smaller-than-average weighting in California bonds, which were some of the municipal market's best performers due to strong demand from residents of the state. The fund's underweighting stemmed from the fact that California bonds were priced at a pretty significant premium relative to comparable funds from other states. As the year wore on, the bonds became even more expensive as strong wealth growth in California drove demand for tax-free bonds issued in the state.

Q. The fund's fiscal year-end changed from November 30 to December 31. How was the fund affected by market events in December?

A. The municipal bond market's rally strengthened in December, which was positive for the fund's performance. More and more evidence that the economy was slowing surfaced during the month, fueling hopes for interest-rate cuts in early 2001. In fact, December was one of the strongest months for municipal bonds in 2000.

Q. What's ahead for the municipal market?

A. Municipals should benefit if the Fed does what the market expects and cuts interest rates. In addition, municipals are priced somewhat cheaply compared to Treasury securities, which could grab investors' interest. For investors in the highest tax bracket, municipals currently offer yields above 9.00% on a tax-adjusted basis. Attractive prices, relatively high tax-free yields and the expectation for lower interest rates could bode quite well for municipals' near-term performance.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high current yield exempt from federal income tax

Fund number: 037

Trading symbol: FHIGX

Start date: December 1, 1977

Size: as of December 31, 2000, more than $4.4 billion

Manager: George Fischer, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

3

George Fischer on the fund's interest-rate sensitivity:

"The main source of volatility for this fund's share price is fluctuations in the general level of interest rates. Municipal interest rates are affected by inflation, Federal Reserve Board policy and new-issue supply, among other factors. One way that we estimate how sensitive a bond - or a fund - is to such shifts is to calculate its duration. The higher a bond's or fund's duration, the more sensitive it will be to changes in interest rates.

"As of December 31, 2000, Spartan Municipal Income Fund had a duration of 7 years. This means that the fund's net asset value would rise approximately 7% when bond yields fall one percentage point, and fall approximately 7% when bond yields rise one percentage point, all else being equal. The value of funds with a shorter duration would change less in response to bond yields changes, and the value of funds with a longer duration would change more."

Annual Report

Investment Changes

Top Five States as of December 31, 2000
	% of fund's net assets
	December 31, 2000	November 30, 2000	May 31, 2000
New York	16.5	16.2	15.5
Massachusetts	10.2	10.2	9.4
Texas	8.8	8.9	9.6
Illinois	8.0	8.1	7.4
Washington	4.7	4.8	4.9
Top Five Sectors as of December 31, 2000
	% of fund's net assets
	December 31, 2000	November 30, 2000	May 31, 2000
General Obligations	25.2	24.9	22.8
Electric Utilities	15.2	14.9	15.6
Transportation	11.4	11.5	10.6
Health Care	11.2	11.1	11.7
Water & Sewer	11.2	11.3	10.5
Average Years to Maturity as of December 31, 2000
	December 31, 2000	November 30, 2000	May 31, 2000
Years	16.4	16.3	16.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2000
	December 31, 2000	November 30, 2000	May 31, 2000
Years	7.0	7.2	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of December 31, 2000	As of November 30, 2000	As of May 31, 2000

Aaa 61.5%	Aaa 61.3%	Aaa 59.8%
Aa,A 27.4%	Aa,A 27.4%	Aa,A 27.1%
Baa 8.0%	Baa 8.2%	Baa 9.1%
Ba and Below 1.0%	Ba and Below 1.1%	Ba and Below 1.1%
Not Rated 1.6%	Not Rated 1.6%	Not Rated 1.6%
Short-Term Investments 0.5%	Short-Term Investments 0.4%	Short-Term Investments 1.3%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Investments December 31, 2000

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 0.3%
Cullman Med. Park South Med. Clinic Board Rev. (Cullman Reg'l. Med. Ctr. Proj.) Series A, 6.5% 2/15/23	Baa2	$ 4,000	$ 3,805
Huntsville Gen. Oblig. Series D, 6% 8/1/08	Aa2	2,200	2,297
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. 6.5% 1/1/09	A	5,100	5,303
			11,405
Alaska - 1.7%
Alaska Student Ln. Corp. Student Ln. Rev.:
(State Assisted Proj.) Series A, 6% 7/1/04 (AMBAC Insured) (d)	Aaa	2,500	2,543
Series A:
5.15% 7/1/05 (AMBAC Insured) (d)	Aaa	1,500	1,519
5.55% 7/1/03 (AMBAC Insured) (d)	Aaa	1,300	1,327
5.65% 7/1/04 (AMBAC Insured) (d)	Aaa	1,300	1,336
5.9% 7/1/03 (AMBAC Insured) (d)	Aaa	2,320	2,360
North Slope Borough:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	Aaa	11,600	8,654
Series A:
0% 6/30/01 (MBIA Insured)	Aaa	5,000	4,897
0% 6/30/01 (MBIA Insured)	Aaa	1,400	1,371
0% 6/30/03 (MBIA Insured)	Aaa	8,500	7,626
Series B:
0% 1/1/03 (MBIA Insured)	Aaa	6,000	5,501
0% 6/30/05 (FSA Insured)	Aaa	4,500	3,684
Valdez Marine Term. Rev.:
(BP Pipeline, Inc. Proj.) Series B, 5.5% 10/1/28	Aa1	28,205	27,973
(Mobil Oil Co./Alaska Pipeline Proj.) 5.75% 11/1/28	Aaa	7,000	7,043
			75,834
Arizona - 1.2%
Arizona Health Facilities Auth. Hosp. Sys. Rev. (Phoenix Children's Hosp. Proj.) Series A, 6.25% 11/15/29	A2	10,000	10,123
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (d)	Aaa	2,000	2,059
Chandler Gen. Oblig.:
0% 7/1/05 (FGIC Insured)	Aaa	5,700	4,683
0% 7/1/08 (FGIC Insured)	Aaa	1,700	1,215
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Maricopa County Cmnty. College District Series B, 5.25% 7/1/10	Aa1	$ 17,000	$ 17,787
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5.4% 4/1/05	Baa1	2,935	2,922
5.65% 4/1/06	Baa1	3,625	3,642
Maricopa County Ind. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4% 7/1/02	Baa2	3,345	3,252
Maricopa County Ind. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,000	2,425
Maricopa County School District #1 Phoenix Elementary Second Series, 0% 7/1/05 (MBIA Insured)	Aaa	2,660	2,185
Maricopa County Unified School District #69 (Paradise Valley Proj.) Second Series, 0% 7/1/07 (AMBAC Insured)	Aaa	3,050	2,287
Pima County Unified School District #1 Tucson Series 1989 G, 8% 7/1/04 (MBIA Insured)	Aaa	2,000	2,240
			54,820
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Rev. (Cap. Asset Proj.) Series B, 7.1% 3/1/08	A	4,500	4,608
Arkansas Gen. Oblig. (College Savings Prog.) Series C, 0% 6/1/05	Aa2	2,130	1,749
Little Rock Arpt. Passenger Facilities Charge Rev. 5.65% 5/1/16 (AMBAC Insured) (d)	Aaa	615	658
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	Aaa	3,840	4,401
Rogers Sales & Use Tax Rev. 5% 11/1/15	A1	840	839
			12,255
California - 2.6%
California Gen. Oblig.:
5.25% 10/1/17	Aa2	1,500	1,532
5.5% 6/1/25	Aa2	2,375	2,451
5.75% 12/1/24	Aa2	4,000	4,311
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	Aa2	187	59
Series A, 5.3% 8/1/14 (MBIA Insured)	Aaa	1,320	1,324
Series B, 5.2% 8/1/26 (MBIA Insured) (d)	Aaa	2,600	2,605
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.): - continued
Series G:
5.9% 2/1/09 (MBIA Insured) (d)	Aaa	$ 1,000	$ 1,065
5.9% 8/1/09 (MBIA Insured) (d)	Aaa	2,000	2,131
Series R, 6.15% 8/1/27 (MBIA Insured) (d)	Aaa	4,500	4,648
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (d)	Ba1	5,235	5,354
California Pub. Works Board Lease Rev. (Various California State Univ. Projs.) Series A, 5.25% 12/1/13	Aa3	7,500	7,736
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	9,775	10,575
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	Aaa	4,000	4,467
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Sr. Lien Series A, 0% 1/1/08 (Escrowed to Maturity) (b)(e)	Aaa	8,000	7,244
Long Beach Hbr. Rev. 5.125% 5/15/18 (d)	Aa3	5,000	4,995
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev. 6.1% 10/15/39 (FGIC Insured)	Aaa	20,000	22,026
Metro. Wtr. District Southern California Wtrwks. Rev. Series A, 5% 7/1/30 (MBIA Insured)	Aaa	10,000	9,806
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	Aaa	4,390	5,750
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12	A+	7,820	7,280
3.75% 1/1/13	A+	1,500	1,375
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	BBB-	700	751
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/07	BBB-	1,000	1,107
6.5% 7/1/09	BBB-	2,200	2,421
San Francisco City & County Arpt. Commission Int'l. Arpt. Rev. Second Series Issue 10A, 5.55% 5/1/14 (MBIA Insured) (d)	Aaa	5,875	6,185
			117,198
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Colorado - 3.0%
Adams County School District #12 6.2% 12/15/10 (FGIC Insured)	Aaa	$ 1,500	$ 1,575
Arapaho County Cap. Impt. Trust Fund Hwy. Rev. Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (e)	Aaa	8,000	5,839
0% 8/31/10 (Pre-Refunded to 8/31/05 @ 71.4501) (e)	Aaa	17,000	9,935
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (e)	Aaa	16,000	6,363
Arapaho County School District #5 Cherry Creek (Cherry Creek Proj.) 5.5% 12/15/19	Aa1	3,500	3,603
Colorado Health Facilities Auth. Rev. (Rocky Mountain Adventist Proj.):
6.25% 2/1/04	Ba1	1,700	1,674
6.625% 2/1/13	Ba1	28,100	27,495
6.625% 2/1/22	Ba1	11,600	11,570
Colorado Springs Arpt. Rev. Series C:
0% 1/1/02 (MBIA Insured)	Aaa	1,550	1,485
0% 1/1/04 (MBIA Insured)	Aaa	1,530	1,341
0% 1/1/06 (MBIA Insured)	Aaa	250	200
0% 1/1/09 (MBIA Insured)	Aaa	1,655	1,142
0% 1/1/10 (MBIA Insured)	Aaa	1,500	984
Colorado Univ. Rev. (Biomedical Research Bldg. Proj.) 7% 6/1/09	A2	5,725	6,131
Denver City & County Arpt. Rev.:
(Unrefunded Balance Proj.) Series B, 7.25% 11/15/23 (d)	A2	1,870	1,979
Series A:
0% 11/15/02 (MBIA Insured) (d)	Aaa	4,900	4,510
0% 11/15/05 (MBIA Insured) (d)	Aaa	4,480	3,580
Series C:
6.5% 11/15/06 (d)	A2	4,075	4,273
6.55% 11/15/02 (d)	A2	4,000	4,140
Series D:
0% 11/15/03 (MBIA Insured) (d)	Aaa	5,000	4,396
0% 11/15/04 (MBIA Insured) (d)	Aaa	7,500	6,291
0% 11/15/05 (MBIA Insured) (d)	Aaa	3,000	2,397
7% 11/15/25 (d)	A2	6,980	7,101
7.4% 11/15/01 (d)	A2	3,000	3,076
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
El Paso County School District #20 Series A, 0% 6/15/08 (AMBAC Insured)	Aaa	$ 2,600	$ 1,848
Highlands Ranch Metro. District #2:
6.5% 6/15/10 (FSA Insured)	Aaa	1,000	1,160
6.5% 6/15/12 (FSA Insured)	Aaa	1,000	1,174
Jefferson County Ctfs. of Prtn. 6.65% 12/1/08 (MBIA Insured)	Aaa	3,000	3,179
Thornton County Gen. Oblig. 0% 12/1/08 (FGIC Insured)	Aaa	5,000	3,481
			131,922
Connecticut - 0.3%
Connecticut Gen. Oblig. Series B, 5.875% 6/15/17	Aa3	4,500	4,887
Connecticut Health & Edl. Facilities Auth. Rev.:
(New Britain Memorial Hosp. Proj.) Series A, 7.5% 7/1/06 (Pre-Refunded to 7/1/02 @ 102) (e)	AAA	3,185	3,351
(Quinnipiac College Proj.) Series D, 6% 7/1/13	BBB-	550	549
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5% 1/1/04 (d)	BBB	900	867
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (FGIC Insured)	Aaa	3,680	3,901
			13,555
District of Columbia - 2.5%
District of Columbia Gen. Oblig.:
Series 1998 B, 5.75% 6/1/09 (MBIA Insured)	Aaa	11,100	12,089
Series A:
5.25% 6/1/27 (MBIA Insured)	Aaa	12,000	11,832
5.625% 6/1/02 (MBIA Insured)	Aaa	660	673
5.875% 6/1/05 (AMBAC Insured)	Aaa	1,770	1,879
5.875% 6/1/05 (MBIA Insured)	Aaa	1,530	1,624
Series A3:
5.3% 6/1/04 (AMBAC Insured)	Aaa	1,605	1,656
5.3% 6/1/04 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,505	1,557
5.4% 6/1/05 (AMBAC Insured)	Aaa	1,510	1,575
5.4% 6/1/05 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,400	1,465
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
District of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series B:
5% 6/1/06 (MBIA Insured)	Aaa	$ 4,015	$ 4,136
5.25% 6/1/07 (MBIA Insured)	Aaa	12,000	12,583
Series E:
5% 6/1/04 (FGIC Insured)	Aaa	965	987
5% 6/1/04 (FGIC Insured) (Pre-Refunded to 6/1/03 @ 102) (e)	Aaa	35	36
District of Columbia Hosp. Rev. (Hosp. for Sick Children Proj.) Series A, 8.875% 1/1/21	-	11,455	11,779
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev. 5.625% 11/1/10	Baa	4,605	4,634
District of Columbia Rev.:
(American Assoc. of Advancement in Science Proj.) 5.125% 1/1/27 (AMBAC Insured)	Aaa	9,250	9,037
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	Aaa	9,000	9,511
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	Aaa	2,000	2,190
6% 4/1/18 (MBIA Insured)	Aaa	13,835	15,054
(Nat'l. Academy of Science Proj.) Series A, 5% 1/1/28 (AMBAC Insured)	Aaa	10,000	9,573
			113,870
Florida - 2.0%
Broward County Resource Recovery Rev. (SES Broward Co. LP South Proj.) 7.95% 12/1/08	A3	12,690	12,984
Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 6% 10/1/24 (MBIA Insured) (d)	Aaa	3,750	3,957
Jacksonville Elec. Auth. Rev.:
(First Installment Proj.) 6% 7/1/01 (Escrowed to Maturity) (e)	Aaa	1,090	1,100
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16	Aa2	4,535	4,639
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (e)	Aaa	3,000	3,421
Jacksonville Health Facilities Auth. Ind. Dev. Rev. (Cypress Village/Nat'l. Benevolent Assoc. Proj.) 7% 12/1/22	Baa1	2,000	2,034
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (d)	Aaa	$ 7,605	$ 8,029
5.75% 11/1/09 (MBIA Insured) (d)	Aaa	1,000	1,077
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) 5.375% 11/15/28	BBB	4,500	3,556
Miami-Dade County Edl. Facilities Auth. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	Aaa	5,000	5,277
Orlando Utils. Commission Wtr. & Elec. Rev. Series B, 5.25% 10/1/23	Aa2	5,465	5,476
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (d)	Aaa	5,000	5,449
6% 4/1/09 (AMBAC Insured) (d)	Aaa	8,090	8,872
Pinellas County Resource Recovery Rev. 5.25% 10/1/05 (MBIA Insured) (d)	Aaa	4,010	4,144
Tampa Bay Wtr. Util. Sys. Rev. 6% 10/1/24 (FGIC Insured)	Aaa	6,000	6,517
Tampa Util. Tax & Spl. Rev.:
6% 10/1/05 (AMBAC Insured) (c)	Aaa	3,975	4,253
6% 10/1/06 (AMBAC Insured) (c)	Aaa	2,500	2,704
6% 10/1/07 (AMBAC Insured) (c)	Aaa	2,335	2,549
6% 10/1/09 (AMBAC Insured) (c)	Aaa	1,500	1,660
			87,698
Georgia - 1.8%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	Aaa	6,000	6,092
Atlanta Downtown Dev. Auth. Rev. (Underground Atlanta Proj.):
6.25% 10/1/12	Aa3	3,750	3,941
6.25% 10/1/16	Aa3	3,000	3,148
Atlanta Wtr. & Swr. Rev.:
Series A, 5.375% 1/1/20 (FGIC Insured) (Pre-Refunded to 1/1/07 @ 101) (e)	Aaa	3,250	3,469
5.25% 1/1/27 (FGIC Insured) (Pre-Refunded to 1/1/07 @ 101) (e)	Aaa	14,050	14,903
Fulton County School District 6.375% 5/1/14	Aa2	3,500	4,063
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	Aaa	140	159
Georgia Gen. Oblig.:
Series C, 6% 7/1/04	Aaa	1,320	1,398
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Gen. Oblig.: - continued
Series D:
5.75% 10/1/12	Aaa	$ 13,705	$ 14,924
5.8% 11/1/13	Aaa	15,350	16,894
5.8% 11/1/10	Aaa	4,000	4,444
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 6.2% 1/1/10 (AMBAC Insured)	Aaa	5,000	5,640
			79,075
Hawaii - 0.7%
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	Aaa	17,300	17,928
Series CU:
5.75% 10/1/12 (MBIA Insured)	Aaa	2,130	2,311
5.875% 10/1/13 (MBIA Insured)	Aaa	2,000	2,202
5.875% 10/1/14 (MBIA Insured)	Aaa	1,870	2,056
Hawaii Hsg. Fin. & Dev. Corp. Series A, 4.9% 7/1/28 (d)	Aaa	6,350	6,232
			30,729
Idaho - 0.2%
Boise City Urban Renewal Agcy. Lease Rev. 5.9% 8/15/29 (AMBAC Insured)	Aaa	6,950	7,425
Idaho Falls Gen. Oblig.:
0% 4/1/06 (FGIC Insured)	Aaa	2,000	1,580
0% 4/1/07 (FGIC Insured)	Aaa	2,500	1,881
			10,886
Illinois - 8.0%
Chicago Board of Ed. (Chicago School Reform Proj.):
5.75% 12/1/20 (AMBAC Insured)	Aaa	3,480	3,666
5.75% 12/1/27 (AMBAC Insured)	Aaa	47,250	49,434
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Proj.) Series A, 5.75% 1/1/40 (FGIC Insured)	Aaa	16,500	17,274
Series 1993, 5.25% 1/1/18 (FGIC Insured)	Aaa	7,200	7,257
Series A2, 6.25% 1/1/15 (AMBAC Insured)	Aaa	4,885	5,584
Series C, 5.7% 1/1/30 (FGIC Insured)	Aaa	15,415	16,102
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	24,775	25,128
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Midway Arpt. Rev.: - continued
Series B:
5.25% 1/1/13 (MBIA Insured) (d)	Aaa	$ 2,910	$ 2,939
5.25% 1/1/14 (MBIA Insured) (d)	Aaa	3,060	3,118
6% 1/1/05 (MBIA Insured) (d)	Aaa	1,360	1,439
6% 1/1/08 (MBIA Insured) (d)	Aaa	2,170	2,351
6% 1/1/10 (MBIA Insured) (d)	Aaa	2,435	2,621
6.125% 1/1/11 (MBIA Insured) (d)	Aaa	2,580	2,791
Chicago Motor Fuel Tax Series A, 5.375% 1/1/14 (AMBAC Insured)	Aaa	4,600	4,871
Chicago O'Hare Int'l. Arpt. Rev.:
(Gen. Arpt. Proj.):
Second Lien Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	Aaa	10,000	10,261
6.375% 1/1/12 (MBIA Insured)	Aaa	4,000	4,343
Series A:
6.25% 1/1/09 (AMBAC Insured) (d)	Aaa	6,730	7,411
6.375% 1/1/15 (MBIA Insured)	Aaa	14,900	16,103
(Passenger Facility Charge Proj.) Series A, 5.6% 1/1/10 (AMBAC Insured)	Aaa	4,500	4,786
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	Aaa	10,000	10,562
Chicago Residential Mtg. Rev. Series B, 0% 10/1/09 (MBIA Insured)	Aaa	2,715	1,479
Chicago Sales Tax Rev. Series 1999, 5.75% 1/1/34 (FGIC Insured)	Aaa	5,000	5,222
Chicago Wastewtr. Transmission Rev. 5.375% 1/1/13 (FGIC Insured)	Aaa	5,300	5,608
Chicago Wtr. Rev. 0% 11/1/01 (FGIC Insured)	Aaa	1,960	1,895
Cook & Will Counties Township High School District #206 Series A, 0% 12/1/03 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,350	2,073
De Kalb Single Family Mtg. Rev. Series A, 7.45% 12/1/09 (d)	Aaa	570	613
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series D, 6.75% 3/1/15 (AMBAC Insured)	Aaa	7,000	7,679
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	A3	9,000	9,105
7% 5/15/22	A3	5,000	5,305
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	A1	$ 3,000	$ 3,077
7% 4/1/14	A1	1,500	1,692
(Memorial Hosp. Proj.) 7.125% 5/1/10 (Pre-Refunded to 5/1/02 @ 102) (e)	-	4,000	4,229
(Methodist Health Svcs. Co. Proj.) 6.903% 5/18/21 (AMBAC Insured) (Pre-Refunded to 5/8/01 @ 102) (e)	Aaa	7,000	7,200
(OSF Health Care Sys. Proj.) 6% 11/15/13	A2	7,000	7,014
(Riverside Health Sys. Proj.) 6.85% 11/15/29	A3	5,025	5,228
(Swedish American Hosp. Proj.):
5.375% 11/15/13 (AMBAC Insured)	Aaa	3,000	3,049
6.875% 11/15/30	A-	7,000	7,204
6.75% 2/15/15	A1	1,000	1,069
Illinois Reg'l. Trans. Auth.:
Series A, 8% 6/1/17 (AMBAC Insured)	Aaa	4,500	6,030
Series C, 7.75% 6/1/13 (FGIC Insured)	Aaa	2,045	2,619
Series D, 7.75% 6/1/04 (FGIC Insured)	Aaa	1,115	1,239
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	Aaa	6,000	6,421
Lake County Forest Preservation District:
0% 12/1/07	Aa1	10,440	7,617
0% 12/1/08	Aa1	12,505	8,685
Metro. Pier & Exposition Auth. Dedicated Tax Rev.:
(McCormick Place Expansion Proj.) Series A:
0% 6/15/08 (MBIA Insured)	Aaa	3,820	2,710
0% 6/15/08 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,335	2,387
0% 6/15/10 (FGIC Insured)	Aaa	17,000	10,899
0% 6/15/12 (FGIC Insured) (b)	Aaa	250	240
5.25% 12/15/10 (AMBAC Insured)	Aaa	14,450	15,102
Series A:
0% 6/15/09 (FGIC Insured)	Aaa	18,610	12,557
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	2,325	1,585
Northern Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) 6% 4/1/02 (FGIC Insured)	Aaa	1,000	1,022
			355,895
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Indiana - 0.3%
Indiana Bond Bank Rev. (State Revolving Fund Prog.) Series A, 7% 2/1/05	AAA	$ 2,000	$ 2,197
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	Aaa	2,500	3,005
5.5% 2/15/30 (MBIA Insured)	Aaa	5,000	5,006
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	Aaa	1,000	1,041
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	Baa2	3,000	3,111
			14,360
Iowa - 0.4%
Iowa Fin. Auth. Hosp. Facilities Rev.:
5.875% 2/15/30 (AMBAC Insured)	Aaa	11,000	11,626
6.625% 2/15/12	A1	1,000	1,067
6.75% 2/15/12	A1	1,000	1,074
6.75% 2/15/14	A1	1,000	1,070
6.75% 2/15/15	A1	1,000	1,066
6.75% 2/15/17	A1	1,000	1,057
			16,960
Kansas - 0.5%
Johnson County Unified School District #512 (Shawnee Mission Proj.):
8% 10/1/03	Aa1	1,015	1,114
8% 10/1/04	Aa1	1,225	1,382
8% 10/1/05	Aa1	1,250	1,448
Kansas City Util. Sys. Rev.:
0% 3/1/09 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	3,975	2,749
0% 9/1/10 (AMBAC Insured)	Aaa	2,865	1,833
0% 9/1/10 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	3,825	2,449
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sister of Charity Proj.) Series J, 6.25% 12/1/28	Aa3	4,500	4,688
Wichita Hosp. Rev. Series III A, 6.465% 10/20/17 (MBIA Insured)	Aaa	6,000	6,293
			21,956
Kentucky - 2.2%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	A1	5,250	3,134
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Jefferson County Hosp. Rev. (Alliant Health Sys. Proj.):
6.367% 10/9/08 (MBIA Insured)	Aaa	$ 1,800	$ 1,891
6.367% 10/9/08 (MBIA Insured) (Pre-Refunded to 10/29/02 @ 102) (e)	Aaa	2,200	2,328
Kenton County Arpt. Board Arpt. Rev.:
(Cincinnati/Northern Kentucky Int'l. Arpt. Proj.) 5.65% 3/1/04 (MBIA Insured) (d)	Aaa	1,480	1,533
(Delta Air Lines, Inc. Proj.) Series A, 7.5% 2/1/20 (d)	Baa3	5,100	5,256
Louisville & Jefferson Swr. Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	Aaa	65,000	68,553
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	Aaa	10,000	7,634
0% 1/1/08 (AMBAC Insured)	Aaa	600	436
0% 1/1/09 (AMBAC Insured)	Aaa	2,000	1,383
0% 1/1/10 (AMBAC Insured)	Aaa	8,440	5,543
			97,691
Louisiana - 0.4%
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	AA-	9,000	4,354
New Orleans Gen. Oblig.:
0% 9/1/08 (AMBAC Insured)	Aaa	10,000	7,046
0% 9/1/09 (AMBAC Insured)	Aaa	3,000	2,011
0% 9/1/14 (AMBAC Insured)	Aaa	5,000	2,521
			15,932
Maryland - 0.4%
Howard County Mtg. Rev. (Heartlands Elderly Apts. Proj.) 8.875% 12/1/10 (MBIA Insured)	Aaa	250	257
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	995	1,079
5.75% 7/1/13 (Escrowed to Maturity) (e)	A1	1,605	1,740
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	Baa1	10,415	10,924
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland State Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (d)	Aa2	$ 2,130	$ 2,135
Prince Georges County Solid Waste Mgmt. Sys. Rev. 5.25% 6/15/13 (FSA Insured)	Aaa	1,500	1,525
			17,660
Massachusetts - 10.2%
Boston Metro. District 8% 12/1/03 (MBIA Insured)	Aaa	1,260	1,389
Massachusetts Bay Tran Auth. Sales Tax 5.5% 7/1/30	Aa3	17,500	17,828
Massachusetts Bay Trans. Auth.:
Series A:
5.375% 3/1/19	Aa2	15,000	15,252
5.5% 3/1/12	Aa2	5,000	5,387
5.75% 3/1/26 (FGIC Insured)	Aa2	17,795	18,714
6.25% 3/1/12	Aa2	2,000	2,285
Series B:
5.25% 3/1/26 (FSA Insured)	Aaa	14,750	14,748
6.2% 3/1/16	Aa2	3,800	4,343
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E:
5.75% 7/1/05 (AMBAC Insured) (d)	Aaa	2,155	2,241
5.85% 7/1/06 (AMBAC Insured) (d)	Aaa	2,570	2,691
5.95% 7/1/07 (AMBAC Insured) (d)	Aaa	2,785	2,916
6.05% 7/1/08 (AMBAC Insured) (d)	Aaa	2,875	3,010
6.15% 7/1/10 (AMBAC Insured) (d)	Aaa	1,155	1,205
6.25% 7/1/11 (AMBAC Insured) (d)	Aaa	690	721
6.3% 7/1/12 (AMBAC Insured) (d)	Aaa	705	736
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (d)	AAA	6,535	6,334
Massachusetts Fed. Hwy.:
5.75% 6/15/11	Aa3	10,000	10,981
5.75% 6/15/12	Aa3	5,000	5,461
5.75% 6/15/13	Aa3	5,000	5,432
Massachusetts Gen. Oblig.:
(Consolidated Ln. Prog.):
Series A, 7.5% 6/1/04	Aa2	3,270	3,523
Series B, 4.875% 10/1/13	Aa2	2,500	2,507
Series B, 0% 8/1/02 (AMBAC Insured)	Aaa	5,000	4,672
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	-	$ 4,525	$ 4,669
(Boston College Issue Proj.) Series L, 4.75% 6/1/31	Aa3	5,000	4,595
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	4,800	4,803
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	10,500	11,405
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	Aaa	2,000	2,291
(MIT Proj.) Series I2, 4.75% 1/1/28	Aaa	6,000	5,570
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	3,800	3,783
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	A2	11,930	11,247
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	Aaa	10,000	10,707
(Wellesley College Proj.) Series F, 5.125% 7/1/39	Aa1	6,500	6,327
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Rental Proj.) Series A:
6.6% 7/1/14 (AMBAC Insured) (d)	Aaa	2,190	2,320
6.65% 7/1/19 (AMBAC Insured) (d)	Aaa	1,760	1,864
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A:
4.6% 12/1/02	BBB	5,430	5,383
4.7% 12/1/03	BBB	1,975	1,947
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/03	A+	29,600	26,395
0% 8/1/04	A+	5,000	4,257
0% 8/1/06	A+	30,800	23,851
0% 8/1/08	A+	5,000	3,508
0% 8/1/09	-	21,800	14,463
0% 8/1/10	-	2,000	1,256
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Series A:
5% 7/1/10 (AMBAC Insured)	Aaa	4,610	4,673
6.75% 7/1/08 (MBIA Insured)	Aaa	2,500	2,636
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
Series B:
5% 7/1/12 (MBIA Insured)	Aaa	$ 2,715	$ 2,743
6.75% 7/1/08 (MBIA Insured)	Aaa	5,995	6,321
Series C, 6.625% 7/1/06	Baa2	2,220	2,326
Series D, 6% 7/1/06	Baa2	1,300	1,349
Massachusetts Port Auth. Rev. Series C, 5.75% 7/1/29	Aa3	15,845	16,636
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Series A:
5% 1/1/27 (MBIA Insured)	Aaa	11,000	10,629
5% 1/1/37 (MBIA Insured)	Aaa	10,000	9,538
5% 1/1/39 (AMBAC Insured)	Aaa	18,060	17,240
5.125% 1/1/23 (MBIA Insured)	Aaa	8,500	8,406
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	28,330	28,897
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aa1	90	93
Massachusetts Wtr. Resources Auth. Rev. Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	33,000	34,822
New England Ed. Ln. Marketing Corp. Massachusetts (Student Ln. Prog.) Series A, 5.7% 7/1/05 (d)	Aa2	18,500	19,302
Route 3 North Trans. Improvements Asscociation 5.75% 6/15/16 (MBIA Insured)	Aaa	4,850	5,183
			453,811
Michigan - 3.3%
Caladonia Cmnty. Schools 5.5% 5/1/26 (FGIC Insured)	Aaa	7,000	7,134
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) 5.25% 9/30/12	A	4,000	4,008
Detroit Wtr. Supply Sys. Rev. Sr. Lien Series A:
5.75% 7/1/26 (FGIC Insured)	Aaa	14,750	15,576
5.875% 7/1/22 (FGIC Insured)	Aaa	16,905	18,053
5.875% 7/1/29 (FGIC Insured)	Aaa	10,900	11,599
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	2,250	2,305
Livonia Pub. School District 5.875% 5/1/25 (FGIC Insured)	Aaa	3,000	3,183
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Lowell Area Schools 0% 5/1/20 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 33.6439) (e)	Aaa	$ 19,185	$ 5,349
Michigan Bldg. Auth. Rev. Series II, 6.25% 10/1/20 (MBIA Insured)	Aaa	1,100	1,132
Michigan Hosp. Fin. Auth. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	4,750	4,769
Series W, 5.25% 8/15/27 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	4,000	3,938
Series X, 6% 8/15/34 (MBIA Insured)	Aaa	10,675	11,301
(Sisters of Mercy Proj.) Series P, 5.375% 8/15/14 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	420	435
(Trinity Health Proj.) Series 2000 A, 6% 12/1/27	Aa3	2,000	2,014
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B:
5.7% 4/1/12	AA-	3,750	3,873
7.5% 4/1/10	AA-	6,000	6,142
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.) Series G, 7% 11/1/02 (AMBAC Insured)	Aaa	1,465	1,540
(State Revolving Fund Prog.) 5.125% 10/1/20	Aa1	18,300	18,130
Michigan Trunk Line Series A, 0% 10/1/09 (AMBAC Insured)	Aaa	8,010	5,354
Michigan Univ. Rev. (Univ. Hosp. Proj.) Series A, 5.75% 12/1/12	Aa2	7,750	7,954
Romulus Cmnty. Schools 6% 5/1/29 (FGIC Insured)	Aaa	7,500	8,038
Royal Oak Hosp. Fin. Auth. Rev. (William Beaumont Hosp. Proj.):
5.5% 1/1/14	Aa3	3,695	3,713
6.25% 1/1/09	Aa3	400	431
Western Townships Util. Auth. Swr. Disp. Sys. 0% 1/1/05 (FSA Insured)	Aaa	2,810	2,354
			148,325
Minnesota - 1.4%
Centennial Independent School District #12 Series B, 4.875% 2/1/12 (FGIC Insured)	Aaa	2,610	2,613
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	9,700	9,238
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Agric. & Economic Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	A2	$ 12,000	$ 12,583
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.):
Series B, 5.8% 7/1/25 (d)	Aa1	5,750	5,768
Series I, 6.25% 1/1/15	Aa1	1,815	1,882
Series K, 6.4% 1/1/15	Aa1	2,395	2,510
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	Aaa	8,500	8,993
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series C, 5.25% 10/1/13 (AMBAC Insured)	Aaa	2,000	2,029
Univ. of Minnesota Gen. Oblig. 4.8% 8/15/03	Aa2	15,000	15,150
			60,766
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	Aaa	4,000	4,301
Missouri - 1.1%
Boone County Ind. Dev. Auth. (Fairview Extended Care Proj.) Series A, 10.125% 1/1/11 (Pre-Refunded to 1/1/01 @ 103) (e)	-	1,810	1,864
Kirkwood Indl. Dev. Auth. Health Care Corp. Rev. (Saint Joseph Hosp. Proj.) 7% 7/1/22 (Pre-Refunded to 7/1/02 @ 102) (e)	-	1,500	1,590
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.):
Series A:
4.75% 11/15/37	Aa1	4,750	4,308
5% 11/15/37	Aa1	2,000	1,904
Series B, 6% 3/1/30	Aa1	26,050	28,244
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Sr. Lien Series A, 5.625% 2/15/01	Aa	8,000	8,012
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (d)	AAA	1,325	1,360
			47,282
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Montana - 0.2%
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	$ 1,255	$ 1,293
6.875% 6/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,870	3,984
6.875% 6/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,005	2,066
			7,343
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Series A, 5.25% 1/1/12 (MBIA Insured)	Aaa	3,250	3,387
Scotts Bluff County Hosp. Auth. #1 Hosp. Rev. 6.45% 12/15/04 (Pre-Refunded to 12/15/02 @ 102) (e)	A3	785	817
			4,204
Nevada - 0.4%
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.) Sub Lien Series A, 6.1% 6/15/14	BBB+	500	510
Nevada Gen. Oblig. (Cap. Impt. Proj.) Series B, 5.25% 6/1/11	Aa2	5,025	5,222
Washoe County Gen. Oblig.:
(Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	Aaa	4,605	2,611
0% 7/1/13 (FSA Insured)	Aaa	4,590	2,453
0% 7/1/14 (FSA Insured)	Aaa	3,000	1,509
(Reno-Convention Ctr. Proj.) Series A, 6.4% 7/1/29 (FSA Insured)	Aaa	5,000	5,554
			17,859
New Jersey - 1.8%
Middlesex County Poll. Cont. Auth. Rev. (Amerada Hess Corp. Proj.) 7.875% 6/1/22	-	7,750	8,443
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (d)	Aaa	3,000	3,008
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (AMBAC Insured)	AAA	1,635	1,841
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A, 6% 1/1/11 (MBIA Insured)	Aaa	$ 11,500	$ 12,891
Series C, 6.5% 1/1/09 (AMBAC Insured)	Aaa	1,000	1,142
New Jersey Trans. Corp. Series A:
5.25% 9/1/01 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	2,000	2,017
5.4% 9/1/02 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	3,535	3,612
New Jersey Trans. Trust Fund Auth. (Trans. Sys. Proj.):
Series A:
5.25% 6/15/11	Aa2	8,895	9,296
5.5% 6/15/11 (MBIA Insured)	Aaa	6,650	7,022
Series B, 5% 6/15/13 (AMBAC Insured)	Aaa	26,055	26,434
Passaic County Util. Auth. Solid Waste Disp. Rev. 0% 3/1/01 (MBIA Insured)	Aaa	3,580	3,557
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	Aaa	1,000	1,028
			80,291
New Mexico - 0.7%
Albuquerque Arpt. Rev.:
Series A, 6.6% 7/1/16 (AMBAC Insured) (d)	Aaa	4,750	4,993
6.5% 7/1/08 (AMBAC Insured) (d)	Aaa	1,500	1,681
6.7% 7/1/18 (AMBAC Insured) (d)	Aaa	2,500	2,790
6.75% 7/1/09 (AMBAC Insured) (d)	Aaa	1,150	1,325
6.75% 7/1/10 (AMBAC Insured) (d)	Aaa	1,700	1,972
6.75% 7/1/12 (AMBAC Insured) (d)	Aaa	1,935	2,269
Bernalillo County Gross Receipt Tax Rev. 5.25% 10/1/26	Aa3	5,790	5,774
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Series B, 5.25% 4/1/05 (AMBAC Insured) (d)	Aaa	2,855	2,882
Series II A, 5% 12/1/02 (d)	Aaa	2,125	2,144
Univ. of New Mexico Univ. Rev. Series A, 6% 6/1/21	A1	5,340	6,011
			31,841
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - 16.5%
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.) Series 8, 5.25% 7/1/17	Baa1	$ 2,000	$ 2,021
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	10,055	10,333
6% 7/1/16 (FGIC Insured)	Aaa	2,000	2,159
6% 7/1/24	Baa1	2,400	2,544
6.125% 7/1/29	Baa1	25,000	26,646
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	12,130	11,332
Series C1, 5.125% 7/1/12 (FGIC Insured)	Aaa	7,570	7,810
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	5,450	5,433
Metro. Trans. Auth. Dedicated Tax Fund:
Series 2000 A, 6% 4/1/30 (FGIC Insured)	Aaa	5,000	5,379
Series A:
5% 4/1/29 (FSA Insured)	Aaa	16,000	15,462
5.25% 4/1/26 (MBIA Insured)	Aaa	12,500	12,533
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O:
5.75% 7/1/08	Baa1	1,000	1,079
5.75% 7/1/13	Baa1	14,250	15,549
(Trans. Facilities Proj.):
Series 5, 6.9% 7/1/05	Baa1	1,000	1,033
Series 7, 5.4% 7/1/06	Baa1	1,000	1,050
Series O, 5.625% 7/1/05	Baa1	7,595	7,999
Series P, 5.75% 7/1/15	Baa1	9,500	9,791
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17	Baa1	3,350	3,385
5.375% 7/1/21 (FSA Insured)	Aaa	6,400	6,503
Series Q, 5.125% 7/1/13 (AMBAC Insured)	Aaa	15,305	15,694
Series R, 5.4% 7/1/10	Baa1	2,680	2,834
Series A, 5.75% 7/1/21 (MBIA Insured)	Aaa	13,430	14,132
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	14,500	13,547
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	3,300	3,239
Series K, 6.3% 7/1/06 (MBIA Insured)	Aaa	3,500	3,856
5.125% 7/1/14 (FSA Insured)	Aaa	1,625	1,665
Nassau County Gen. Oblig. Series A:
6.5% 5/1/04 (FGIC Insured)	Aaa	2,825	3,023
6.5% 5/1/05 (FGIC Insured)	Aaa	4,490	4,885
6.5% 5/1/06 (FGIC Insured)	Aaa	4,000	4,420
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.:
Series A:
6% 8/1/18 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	$ 4,900	$ 4,904
6.375% 8/1/05	A2	3,410	3,570
7% 8/1/04	A2	4,375	4,762
7.75% 8/15/07	A3	40	41
7.75% 8/15/07 (Pre-Refunded to 8/15/01 @ 101.5) (e)	Aaa	210	218
Series B:
5.5% 8/15/01	A2	310	313
5.5% 8/15/01 (Escrowed to Maturity) (e)	Aaa	90	91
5.7% 8/15/02 (Escrowed to Maturity) (e)	A3	195	200
Series C:
6.4% 8/1/03	A2	4,120	4,314
6.5% 8/1/07	A2	2,435	2,554
Series D:
6.5% 2/15/05	A2	500	541
6.6% 2/1/03	A2	975	1,021
6.6% 2/1/03 (Escrowed to Maturity) (e)	A3	25	26
8% 2/1/05	A2	2,550	2,894
Series H Sub Series H1, 5.5% 8/1/01 (Escrowed to Maturity) (e)	A3	100	101
Series H:
6.9% 2/1/01	A3	165	165
6.9% 2/1/01 (Escrowed to Maturity) (e)	Aaa	80	80
Series J, 6% 2/15/04	A2	1,750	1,838
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	Aaa	1,815	1,900
New York City Ind. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (d)	A3	500	527
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B, 5.75% 6/15/26 (MBIA Insured)	Aaa	5,970	6,193
Series A:
5.75% 6/15/31 (FGIC Insured)	Aaa	2,625	2,754
7% 6/15/09 (FGIC Insured)	Aaa	2,500	2,548
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series B:
5.5% 6/15/27 (MBIA Insured)	Aaa	$ 23,685	$ 24,089
5.75% 6/15/26	Aa3	10,000	10,449
5.75% 6/15/26 (AMBAC Insured)	Aaa	10,000	10,424
5.75% 6/15/29	Aa3	56,120	58,567
5.75% 6/15/29 (MBIA Insured)	Aaa	15,950	16,595
5.875% 6/15/26	Aa3	1,325	1,387
6% 6/15/33	Aa3	30,000	32,576
5.5% 6/15/33	Aa3	10,500	10,721
New York City Transitional Fin. Auth. Rev.:
Series A:
5% 8/15/15	Aa2	3,375	3,408
6% 8/15/29	Aa2	10,930	11,808
Series B:
4.75% 11/15/16	Aa2	7,300	7,179
6% 11/15/29	Aa2	13,500	14,651
Series C, 4.75% 5/1/23	Aa2	5,000	4,717
New York City Trust Cultural Resources Rev. (American Museum of Natural History Proj.) 5.65% 4/1/27 (MBIA Insured)	Aaa	6,500	6,685
New York State Dorm. Auth. Lease Rev. (Court Facilities-Westchester County Proj.) 5.25% 8/1/18	Aa1	3,025	3,078
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/09	Baa1	4,370	4,734
Series D:
7% 7/1/09	Baa1	2,000	2,248
7% 7/1/09 (FGIC Insured)	Aaa	3,780	4,290
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10 (FGIC Insured)	Aaa	24,650	29,272
(State Univ. Edl. Facilities Proj.):
Series A:
4.75% 5/15/25 (MBIA Insured)	Aaa	5,000	4,685
5.5% 5/15/13 (FGIC Insured)	Aaa	24,350	26,391
5.875% 5/15/17 (FGIC Insured)	Aaa	6,865	7,678
5.75% 5/15/09	A3	2,465	2,650
5.95% 5/15/29 (FGIC Insured)	Aaa	13,250	14,279
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14	Baa1	690	786
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aa1	$ 7,280	$ 7,191
4.875% 6/15/20	Aa1	13,900	13,550
5% 6/15/15	Aa1	7,000	7,086
New York State Envir. Facilities Corp. Poll. Cont. Rev. (State Wtr. Revolving Fund Prog.) Series D, 5.125% 6/15/19	Aa1	4,930	4,956
New York State Local Govt. Assistance Corp.:
Series A, 0% 4/1/08	A3	2,000	1,427
Series B, 0% 4/1/08	A3	5,000	3,568
Series C:
0% 4/1/13	A3	5,000	2,719
5.5% 4/1/17	A3	21,850	23,430
New York State Med. Care Facilities Fin. Agcy. Rev. (Mtg. Prog.) Series E, 6.2% 2/15/15	Aa2	1,500	1,561
New York State Thruway Auth. Gen. Rev. (Spl. Oblig. Cross Proj.) Series A, 0% 1/1/05	BBB	8,500	7,023
New York State Thruway Auth. Svc. Contract Rev. (Local Hwy. & Bridge Proj.):
Series B, 5.375% 4/1/11 (MBIA Insured)	Aaa	10,000	10,601
5.5% 4/1/10 (MBIA Insured)	AAA	3,640	3,925
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.3% 1/1/03	Baa1	6,000	6,236
(State Facilities Proj.) 5.75% 4/1/11	Baa1	2,300	2,505
Niagara Falls Gen. Oblig. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	Aaa	500	652
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10	Baa1	9,650	11,056
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
4.75% 1/1/19	Aa3	3,155	3,044
5.125% 1/1/22	Aa3	5,550	5,525
5.25% 1/1/28	Aa3	13,315	13,333
Series B, 5.2% 1/1/27 (FGIC Insured)	Aaa	3,000	2,996
Series SR, 5.5% 1/1/12	Aa3	10,615	11,476
Series Y, 5.5% 1/1/17	Aa3	19,100	20,535
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	3,320	3,494
			738,127
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 0.1%
Port Auth. New York & New Jersey Series 120, 5.5% 10/15/35 (MBIA Insured) (d)	Aaa	$ 5,695	$ 5,759
North Carolina - 4.6%
Harnett County Ctfs. of Prtn.:
7.5% 12/1/03 (AMBAC Insured)	Aaa	2,640	2,877
7.5% 12/1/04 (AMBAC Insured)	Aaa	2,865	3,201
Mecklenburg County Gen. Oblig. 6% 4/1/12	Aaa	5,535	6,238
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.2% 1/1/01	Baa1	10,000	10,000
5.5% 1/1/05 (MBIA Insured)	Aaa	1,000	1,041
5.75% 1/1/26	Baa3	4,000	3,902
6.1% 1/1/01	Baa3	1,450	1,450
6.25% 1/1/03	Baa3	2,600	2,670
7.875% 1/1/02	Baa3	4,000	4,123
Series B:
5.875% 1/1/21 (MBIA Insured)	Aaa	22,725	23,947
6% 1/1/05	Baa3	11,500	11,916
6% 1/1/14	Baa3	13,500	13,638
7% 1/1/08	Baa3	9,000	9,917
7.25% 1/1/07	Baa3	8,375	9,248
Series C:
5.125% 1/1/03	Baa3	7,720	7,764
5.25% 1/1/04	Baa3	1,000	1,009
5.5% 1/1/07	Baa3	5,950	6,070
7% 1/1/07	Baa3	15,715	17,152
Series D:
6.7% 1/1/19	Baa3	5,000	5,292
6.75% 1/1/26	Baa3	7,000	7,339
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	Baa1	5,200	5,756
Series A:
5.125% 1/1/15 (MBIA Insured)	Aaa	6,860	6,930
5.125% 1/1/17 (MBIA Insured)	Aaa	15,350	15,446
5.125% 1/1/17 (MBIA Insured)	Aaa	16,000	16,066
6.25% 1/1/17 (AMBAC Insured)	Aaa	2,050	2,141
North Carolina State Hwy. Series A, 4.75% 4/1/12	Aaa	8,000	8,073
			203,206
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
North Dakota - 0.8%
Mercer County Poll. Cont. Rev.:
(Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	Aaa	$ 26,000	$ 31,450
(Montana-Dakota Utils. Co. Proj.) 6.65% 6/1/22 (FGIC Insured)	Aaa	3,750	3,933
			35,383
Ohio - 2.8%
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	Aa1	11,000	11,908
Cleveland Wtrwks. Rev. Impt. Series I, 5% 1/1/23 (FSA Insured)	Aaa	10,000	9,740
Franklin County Hosp. Rev. (Ohio Doctors Health Corp. Proj.) Series A, 5.6% 12/1/28	Baa3	33,000	21,328
Hilliard School District 5.75% 12/1/24 (FGIC Insured)	Aaa	4,725	5,014
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 5.6% 5/15/01	BBB+	380	379
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	Aa3	10,000	10,343
6% 12/1/26	Aa3	10,000	10,223
Ohio Bldg. Auth.:
(Adult Correctional Proj.) Series A, 5.95% 10/1/14 (MBIA Insured)	Aaa	4,000	4,210
Series A, (W. Green Bldg. Proj.) 4.75% 4/1/14	A2	15,000	14,835
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Oakleaf-Toledo Apts. Proj.) 10.25% 12/20/25	AA-	1,530	1,670
(Residential Proj.):
Series A1, 5.3% 9/1/26 (d)	AAA	2,620	2,665
Series B3, 4.95% 9/1/20 (d)	Aaa	11,610	11,613
Series C1, 5% 3/1/19 (d)	AAA	3,345	3,345
Ohio Tpk. Commission Tpk. Rev. Series A:
5.6% 2/15/12 (MBIA Insured)	Aaa	1,250	1,323
5.7% 2/15/13 (MBIA Insured)	Aaa	2,750	2,934
Ohio Wtr. Dev. Auth. Poll. Cont. Facilites Rev.:
(Buckeye Pwr., Inc. Proj.) 7.8% 11/1/14 (AMBAC Insured)	Aaa	2,525	2,868
(Wtr. Cont. Ln. Fund Prog.) State Match Series, 6.5% 12/1/03 (MBIA Insured)	Aaa	2,925	3,107
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Richland County Hosp. Facilities 6.375% 11/15/30	A-	$ 3,000	$ 3,016
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (MBIA Insured)	Aaa	3,750	3,699
			124,220
Oklahoma - 1.0%
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	Aa3	15,000	15,658
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	Aaa	19,750	20,406
Sapulpa Muni. Auth. Util. Rev. 5.75% 4/1/23 (FGIC Insured)	Aaa	8,600	8,971
			45,035
Oregon - 0.5%
Multonomah County School District #3 (Park Rose Proj.):
7% 12/1/03 (FGIC Insured)	Aaa	2,000	2,155
7% 12/1/04 (FGIC Insured)	Aaa	2,540	2,793
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Lewis & Clark College Proj.) Series A:
6% 10/1/13 (MBIA Insured)	Aaa	1,750	1,871
6.125% 10/1/24 (MBIA Insured)	Aaa	1,000	1,053
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	AA-	385	403
8% 7/15/07	AA-	430	450
8% 7/15/08	AA-	480	503
8% 7/15/09	AA-	540	565
8% 7/15/10	AA-	605	633
8% 7/15/11	AA-	385	402
Portland Swr. Sys. Rev. 5.75% 8/1/20 (FGIC Insured)	Aaa	12,890	13,662
			24,490
Pennsylvania - 2.9%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (d)	Aaa	6,500	6,925
Allegheny County Hosp. Dev. Auth. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B, 5.125% 7/1/22 (MBIA Insured)	Aaa	19,140	18,546
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Cambria County Hosp. Dev. Auth. Hosp. Impt. (Conemaugh Valley Hosp. Proj.) Series B, 6.375% 7/1/18 (AMBAC Insured) (Pre-Refunded to 7/1/02 @ 102) (e)	A2	$ 1,500	$ 1,575
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	Aaa	5,000	4,955
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.) 6.8% 11/15/23	Baa3	8,400	7,296
Delaware County Auth. Hosp. Rev. (Crozer- Chester Med. Ctr. Proj.) 6% 12/15/20	Baa2	3,500	3,083
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.):
Series 1992 8.75% 6/1/10 (Pre-Refunded to 6/1/02 @ 102) (e)	Aaa	1,885	2,038
8.25% 6/1/22 (Escrowed to Maturity) (e)	Aaa	4,500	5,131
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	11,830	6,333
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	Aaa	3,000	3,273
6.7% 9/1/14 (MBIA Insured)	Aaa	1,500	1,638
6.7% 9/1/16 (Escrowed to Maturity) (e)	Aaa	2,000	2,341
6.75% 9/1/19	Baa	4,500	4,674
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series A, 5% 8/1/29 (FSA Insured)	Aaa	4,000	3,780
Pennsylvania Hsg. Fin. Agcy.:
(Multi-family Mtg. Prog.) 8.1% 7/1/13	Aa	2,000	2,100
(Single Family Mtg. Prog.) Series 54A, 5.375% 10/1/28 (d)	Aa2	1,505	1,506
Series 44C, 6.65% 10/1/21 (d)	Aa2	10,000	10,471
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.):
5.7% 7/1/01 (Escrowed to Maturity) (e)	Baa3	4,405	4,440
5.95% 7/1/03 (Escrowed to Maturity) (e)	Baa3	4,000	4,165
Philadelphia Muni. Auth. Rev. Series D:
6% 7/15/03	Baa1	190	193
6.125% 7/15/08	Baa1	4,000	4,049
Philadelphia School District Series C, 5.75% 3/1/29 (MBIA Insured)	Aaa	6,500	6,812
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Wtr. & Swr. Rev.:
Series 14, 0% 10/1/05 (MBIA Insured)	Aaa	$ 3,000	$ 2,427
5% 6/15/12 (FGIC Insured)	Aaa	3,000	3,021
6.75% 8/1/04 (MBIA Insured)	Aaa	3,000	3,248
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A:
0% 9/1/06 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	3,000	2,343
4.75% 9/1/16 (FGIC Insured)	Aaa	15,335	14,870
			131,233
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38	Baa1	2,200	2,031
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series 1998 EE, 4.75% 7/1/24 (MBIA Insured)	Aaa	9,305	8,961
			10,992
Rhode Island - 0.1%
Rhode Island Depositor Econ. Protection Corp. Spl. Oblig. Series A, 5.75% 8/1/12 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,145	2,354
Rhode Island Health & Edl. Bldg. Corp. Rev. (Higher Ed./Johnson & Wales Proj.) 5% 4/1/29 (MBIA Insured)	Aaa	3,540	3,376
			5,730
South Carolina - 1.2%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to 6/1/06 @ 100) (e)	Aa3	2,500	2,716
Charleston County Health Facilities Rev. (First Mtg. Episcopal Proj.):
Series A, 9.75% 4/1/16 (Pre-Refunded to 4/1/01 @ 102) (e)	-	2,750	2,828
Series B, 9.75% 4/1/16 (Pre-Refunded to 4/1/01 @ 102) (e)	-	1,935	1,990
Lexington County Health Svcs. District Hosp. Rev. 7% 10/1/08 (FSA Insured) (Pre-Refunded to 10/1/01 @ 102) (e)	Aaa	3,000	3,124
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series B, 5.25% 1/1/11 (MBIA Insured)	Aaa	8,625	8,997
5.5% 1/1/10 (MBIA Insured)	Aaa	1,455	1,558
5.6% 1/1/09 (MBIA Insured)	Aaa	2,945	3,163
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	$ 1,500	$ 1,810
South Carolina Ed. Assistance Auth. Rev. (Insured Student Ln. Prog.):
6.4% 9/1/02 (d)	-	1,500	1,539
6.625% 9/1/06 (d)	AA	10,775	11,288
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	Baa2	4,000	3,975
South Carolina Pub. Svc. Auth. Rev. Series A:
5.75% 1/1/10 (MBIA Insured)	Aaa	4,705	5,068
6.375% 7/1/21 (AMBAC Insured)	Aaa	3,750	3,896
6.5% 1/1/08 (MBIA Insured)	Aaa	3,530	3,908
			55,860
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	Aaa	1,000	1,170
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.75% 1/1/14 (MBIA Insured)	Aaa	2,000	2,169
7.25% 1/1/10 (MBIA Insured)	Aaa	2,660	3,160
Memphis Gen. Oblig. 5.25% 7/1/16	Aa2	8,730	8,853
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6% 2/15/05 (MBIA Insured) (d)	Aaa	1,000	1,059
6.25% 2/15/09 (MBIA Insured) (d)	Aaa	1,500	1,664
6.25% 2/15/10 (MBIA Insured) (d)	Aaa	1,000	1,115
6.25% 2/15/11 (MBIA Insured) (d)	Aaa	1,415	1,586
Series B, 6.5% 2/15/09 (MBIA Insured) (d)	Aaa	500	563
Metro. Govt. Nashville & Davidson County Sports Auth. Rev. (Stadium Proj.) 5.875% 7/1/21 (AMBAC Insured)	Aaa	6,455	6,771
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	Aaa	5,600	6,958
			33,898
Texas - 8.8%
Allen Independent School District:
0% 2/15/04	Aaa	2,120	1,850
0% 2/15/05	Aaa	2,120	1,766
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Alliance Arpt. Auth. Spl. Facilities Rev. (American Airlines, Inc. Proj.) 7.5% 12/1/29 (d)	Baa1	$ 5,860	$ 5,994
Austin Combined Util. Sys. Rev.:
Series A:
0% 11/15/01 (MBIA Insured)	Aaa	4,000	3,863
0% 11/15/08 (MBIA Insured)	Aaa	3,895	2,723
0% 11/15/09 (AMBAC Insured)	Aaa	4,000	2,661
0% 5/15/10 (MBIA Insured)	Aaa	2,470	1,591
0% 11/15/10 (AMBAC Insured)	Aaa	4,900	3,084
Austin Independent School District 0% 8/1/02	Aaa	6,000	5,610
Birdville Independent School District:
0% 2/15/11	Aaa	8,665	5,342
0% 2/15/13	Aaa	7,000	3,840
Cedar Hill Independent School District 0% 8/15/09	Aaa	1,575	1,050
Conroe Independent School District:
Series B:
0% 2/15/07	Aaa	2,360	1,791
0% 2/15/09	Aaa	1,100	757
0% 2/15/08	Aaa	3,000	2,170
0% 2/15/10	Aaa	2,805	1,828
0% 2/15/11	Aaa	1,500	925
Corpus Christi Independent School District 0% 8/15/01	Aaa	1,535	1,497
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/12	Aaa	7,100	4,128
0% 2/1/04	Aaa	4,250	3,715
Dallas Fort Worth Reg'l. Arpt. Rev.:
(Joint Dallas/Fort Worth Int'l. Arpt. Proj.) 6.5% 11/1/05 (FGIC Insured)	Aaa	2,295	2,514
Series A, 7.375% 11/1/12 (FGIC Insured)	Aaa	1,000	1,113
Dallas Gen. Oblig.:
0% 2/15/03	Aaa	5,115	4,668
4.5% 2/15/14	Aaa	4,900	4,710
Dallas Hsg. Corp. Cap. Prog. Rev. (Section 8 Assorted Projs.):
7.7% 8/1/05	Baa2	1,100	1,123
7.85% 8/1/13	Baa2	1,000	1,021
Dallas Independent School District 0% 8/15/07	Aaa	10,925	8,105
El Paso Arpt. Rev. (El Paso Int'l. Arpt. Proj.) 5.125% 8/15/04 (FGIC Insured) (d)	Aaa	1,000	1,017
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
El Paso Independent School District 5% 2/15/12	Aaa	$ 3,000	$ 3,066
El Paso Property Fin. Auth. Single Family Mtg. Rev. Series A, 8.7% 12/1/18 (d)	Aaa	830	870
El Paso Wtr. & Swr. Rev.:
0% 3/1/05 (MBIA Insured)	Aaa	2,650	2,203
0% 3/1/06 (MBIA Insured)	Aaa	3,700	2,939
Garland Independent School District Series A, 4% 2/15/17	Aaa	5,000	4,389
Grapevine-Colleyville Independent School District 0% 8/15/06	Aaa	2,580	2,009
Harlandale Independent School District:
5.7% 8/15/30	Aaa	8,290	8,679
6% 8/15/16	Aaa	2,445	2,681
Harris County Gen. Oblig. (Toll Road Proj.) Sub Lien:
0% 8/1/06	Aa1	4,245	3,311
0% 8/1/08	Aa1	8,005	5,671
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	Aaa	1,740	2,010
7.4% 2/15/10 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,260	1,431
Houston Independent School District Series A, 0% 8/15/11	Aaa	6,400	3,852
Houston Wtr. & Swr. Sys. Rev. Sr. Lien Series C, 0% 12/1/06 (AMBAC Insured)	Aaa	6,735	5,175
Hurst Euless Bedford Independent School District:
0% 8/15/11	Aaa	3,620	2,179
0% 8/15/12	Aaa	5,105	2,897
0% 8/15/13	Aaa	3,610	1,932
Katy Independent School District:
Series A:
0% 2/15/07	Aaa	2,450	1,859
5% 2/15/10	Aaa	2,000	2,064
0% 8/15/11	Aaa	4,170	2,510
Keller Independent School District Series A, 5.125% 8/15/25	Aaa	4,000	3,926
Leander Independent School District 7.5% 8/15/08	Aaa	300	361
Lower Colorado River Auth. Rev.:
Jr. Lien, 5.25% 1/1/15 (Escrowed to Maturity) (e)	Aaa	6,000	6,290
0% 1/1/09 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,000	2,091
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Lower Neches Valley Auth. Ind. Dev. Corp. Envir. Rev. (Mobil Oil Refining Corp. Proj.) 6.35% 4/1/26 (d)	Aaa	$ 9,500	$ 10,010
Lower Neches Valley Auth. Ind. Dev. Corp. Swr. Facilities Rev. (Mobil Oil Refining Corp. Proj.) 6.4% 3/1/30 (d)	Aaa	36,455	38,249
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (Mobil Oil Refining Corp. Proj.) 5.55% 3/1/33 (d)	Aaa	3,000	2,948
Mesquite Independent School District 5.375% 8/15/11	Aaa	1,385	1,456
Midlothian Independent School District:
0% 2/15/07	Aaa	1,935	1,468
0% 2/15/09	Aaa	1,970	1,356
0% 2/15/10	Aaa	1,525	994
Port Dev. Corp. Ind. Dev. Rev. (Cargill, Inc. Proj.) 7.7% 3/1/07	-	1,000	1,004
Round Rock Independent School District:
Series A, 7.5% 8/1/03	Aaa	1,300	1,405
0% 2/15/01	Aaa	2,000	1,991
0% 2/15/08	Aaa	9,800	7,089
0% 8/15/09 (MBIA Insured)	Aaa	7,430	5,000
0% 8/15/10 (MBIA Insured)	Aaa	6,800	4,330
4.5% 8/1/17	Aaa	5,575	5,232
San Antonio Elec. & Gas Rev.:
Series A, 0% 2/1/05 (AMBAC Insured)	Aaa	5,850	4,882
Series B:
0% 2/1/05 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	12,285	10,293
0% 2/1/06 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	1,295	1,037
0% 2/1/07 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	10,000	7,645
0% 2/1/08 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	6,340	4,621
0% 2/1/09 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	7,000	4,860
0% 2/1/10 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	14,000	9,110
San Antonio Gen. Oblig. Series C, 0% 8/1/06 (MBIA Insured)	Aaa	1,920	1,497
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Independent School District 5.125% 8/15/22	Aaa	$ 23,010	$ 22,669
San Antonio Wtr. Sys. Rev.:
6.5% 5/15/10 (MBIA Insured)	Aaa	1,595	1,674
6.5% 5/15/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	440	510
6.5% 5/15/10 (MBIA Insured) (Pre-Refunded to 5/15/02 @ 102) (e)	Aaa	500	526
6.5% 5/15/10 (MBIA Insured) (Pre-Refunded to 5/15/04 @ 100) (e)	Aaa	95	102
Spring Independent School District:
0% 2/15/02	Aaa	3,000	2,861
4.875% 8/15/10	Aaa	3,500	3,591
Texarkana Health Facilities Dev. Corp. Hosp. Rev. (Wadley Reg'l. Med. Ctr. Proj.) 7% 10/1/05 (MBIA Insured)	Aaa	300	308
Texas A&M Univ. Rev. (Fing. Sys. Proj.) 5.5% 5/15/02	Aa1	1,610	1,639
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5.8% 8/1/05 (d)	Aa1	5,350	5,463
(Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	5,000	5,023
(Texas Pub. Fing. Auth. Proj.) 5.25% 10/1/11	Aa1	7,150	7,433
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/04 (AMBAC Insured)	Aaa	5,900	5,028
0% 9/1/05 (AMBAC Insured)	Aaa	13,000	10,574
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990, 0% 2/1/12 (MBIA Insured)	Aaa	4,400	2,563
0% 2/1/09 (MBIA Insured)	Aaa	2,000	1,379
Travis County Health Facilities Dev. Corp. Rev.:
(Ascension Health Cr. Prog.) Series A, 6.25% 11/15/18 (MBIA Insured)	Aaa	15,550	16,961
(Ascension Health Ctr. Prog.) Series A, 6.25% 11/15/19 (MBIA Insured)	Aaa	5,565	6,049
United Independent School District 5.25% 8/15/22	Aaa	4,340	4,342
Univ. of Texas Permanent Univ. Fund:
5% 7/1/10	Aaa	2,000	2,070
5.25% 7/1/11	Aaa	7,080	7,387
Univ. of Texas Univ. Rev. (Fing. Sys. Proj.) Series A:
6% 8/15/04	Aaa	1,170	1,241
6% 8/15/05	Aaa	1,000	1,075
			391,796
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Utah - 2.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	$ 9,705	$ 10,810
6.5% 7/1/10 (AMBAC Insured)	Aaa	600	690
6.5% 7/1/10 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,035	1,200
Series B:
5.75% 7/1/16 (MBIA Insured)	Aaa	30,260	32,121
6% 7/1/16 (MBIA Insured)	Aaa	29,500	31,698
Series D, 5% 7/1/21 (MBIA Insured)	Aaa	12,100	11,812
Series G, 10.125% 7/1/12 (Pre-Refunded to 1/1/03 @ 101) (e)	Aaa	1,660	1,856
SeriesA, 6% 7/1/16 (AMBAC Insured)	Aaa	5,640	6,109
Jordan County School District 7.625% 6/15/05	Aa2	2,000	2,264
North Salt Lake Muni. Blg Auth. Lease Rev. 8.625% 12/1/17 (Pre-Refunded to 12/1/02 @ 103) (e)	Aaa	5,925	6,573
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (e)	AAA	2,975	3,808
South Salt Lake City Ind. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	-	3,650	3,806
Utah Board of Regents Student Ln. Rev. Series H, 4.65% 5/1/06 (d)	Aaa	5,000	4,941
Utah Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series G, 9.25% 7/1/19 (d)	AAA	60	61
			117,749
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Middlebury College Proj.) 5% 11/1/38	Aa3	10,000	9,452
Vermont Ind. Dev. Auth. Ind. Dev. Rev. (Radisson Hotel Proj.) Series B1, 7.75% 11/15/15	-	4,350	4,526
			13,978
Virginia - 1.2%
Hampton Museum Rev.:
5.25% 1/1/09	A	3,825	3,918
5.25% 1/1/14	A	4,500	4,534
Henrico County Ind. Dev. Auth. Pub. Facilities Lease Rev. (Henrico County Reg'l. Jail Proj.):
7.5% 8/1/04 (Escrowed to Maturity) (e)	Aa2	2,455	2,725
7.5% 8/1/05 (Escrowed to Maturity) (e)	Aa2	2,590	2,943
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Loudoun County Ind. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A:
8.75% 11/1/24 (Pre-Refunded to 11/1/04 @ 103) (e)	AAA	$ 13,955	$ 16,527
9.25% 11/1/04 (Escrowed to Maturity) (e)	-	865	961
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	Aa	1,500	1,823
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
5.125% 2/15/18 (AMBAC Insured)	Aaa	3,100	3,133
6% 2/15/12 (AMBAC Insured)	Aaa	2,150	2,393
6% 2/15/13 (AMBAC Insured)	Aaa	1,460	1,629
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	Aa1	10,000	10,610
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (d)	Aa1	1,890	1,989
			53,185
Washington - 4.7%
Benton County Pub. Util. District #1 Elec. Rev. 6% 11/1/04 (AMBAC Insured)	Aaa	1,740	1,844
Clark County School District #117 Camas:
5.25% 12/1/11 (FSA Insured)	Aaa	3,245	3,401
5.375% 12/1/12 (FSA Insured)	Aaa	3,415	3,589
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	Aa3	2,790	3,447
Port Seattle Gen. Oblig.:
Series B:
5.5% 9/1/09 (FGIC Insured) (d)	Aaa	4,010	4,214
5.6% 9/1/10 (FGIC Insured) (d)	Aaa	4,230	4,455
5.8% 5/1/09 (d)	Aa1	4,000	4,219
Port Seattle Passenger Facilities Charge Rev. Series B, 5% 12/1/06 (AMBAC Insured) (d)	Aaa	7,930	8,136
Washington Ctfs. of Prtn. (Convention & Trade Ctr. Proj.) 5% 7/1/10 (MBIA Insured)	Aaa	3,495	3,613
Washington Gen. Oblig. Series A, 6.5% 7/1/03	Aa1	1,000	1,054
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	Aa1	1,000	1,156
Series A, 7% 7/1/08	Aa1	500	578
Series B, 5.125% 7/1/13	Aa1	10,000	10,142
5.75% 7/1/10 (MBIA Insured)	Aaa	5,000	5,373
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 5.625% 7/1/12 (MBIA Insured)	Aaa	$ 6,500	$ 6,712
Series A:
0% 7/1/11 (MBIA Insured)	Aaa	1,350	808
5.125% 7/1/11 (FSA Insured)	Aaa	10,420	10,751
5.9% 7/1/04	Aa1	2,850	2,991
6% 7/1/05 (AMBAC Insured)	Aaa	2,165	2,308
6% 7/1/07	Aa1	2,500	2,710
Series B, 5.5% 7/1/03	Aa1	3,000	3,083
Series C:
0% 7/1/05	Aa1	16,080	13,054
0% 7/1/05 (MBIA Insured)	Aaa	11,000	8,950
5.4% 7/1/12	Aa1	56,550	58,628
5.55% 7/1/10 (FGIC Insured)	Aaa	31,000	31,850
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	Aaa	4,000	2,255
Series B:
0% 7/1/06 (MBIA Insured)	Aaa	5,000	3,880
7.375% 7/1/04	Aa1	3,750	3,833
0% 7/1/08 (MBIA Insured)	Aaa	3,000	2,108
0% 7/1/10 (MBIA Insured)	Aaa	2,800	1,775
			210,917
West Virginia - 0.5%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co./Kammer Plant Proj.) Series B, 5.45% 7/1/14 (MBIA Insured)	Aaa	22,650	23,258
Wisconsin - 0.2%
Fond Du Lac School District 5.75% 4/1/16 (FGIC Insured)	-	3,100	3,304
Menomonee Falls Wtr. Sys. Mtg. Rev. 5.875% 12/1/16 (FSA Insured)	Aaa	3,375	3,557
Wisconsin Hsg. & Econ. Dev. Auth. Rev. Series F, 5.2% 9/1/26 (d)	Aa2	1,595	1,595
			8,456
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Wyoming - 0.1%
Wyoming Farm Ln. Board Cap. Facs. Rev. 0% 10/1/05 (Escrowed to Maturity) (e)	AA-	$ 3,995	$ 3,244
TOTAL MUNICIPAL BONDS (Cost $4,148,839)			4,373,410
Municipal Notes - 0.5%

Arizona - 0.1%
Maricopa County Ind. Dev. Auth. Ind. Dev. Rev. (Citizens Communications Co. Proj.) Series 1988, 5.5% tender 1/5/01, CP mode (d)	4,620	4,620
Santa Cruz County Indl. Dev. Auth. Indl. Dev. Rev. (Citizens Communications Co. Proj.) Series 1988, 5.5% tender 1/5/01, CP mode (d)	2,180	2,180
		6,800
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Citizens Communications Co. Proj.) Series 1988 A, 5.5% tender 1/5/01, CP mode (d)	4,800	4,800
Pennsylvania - 0.3%
Berks County Ind. Dev. Auth. Ind. Dev. Rev. (Citizens Communications Co. Proj.) Series 1996, 5.3% tender 1/11/01, CP mode (d)	5,100	5,100
Northampton County Ind. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1991, 5.3% tender 1/11/01, CP mode (d)	6,200	6,200
		11,300
TOTAL MUNICIPAL NOTES (Cost $22,900)		22,900
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,171,739)		4,396,310
NET OTHER ASSETS - 1.5%		67,720
NET ASSETS - 100%		$ 4,464,030

Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security purchased on a delayed delivery or when-issued basis.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	85.0%	AAA, AA, A	88.6%
Baa	7.4%	BBB	4.7%
Ba	1.0%	BB	0.9%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.6%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	25.2%
Electric Utilities	15.2
Transportation	11.4
Health Care	11.2
Water & Sewer	11.2
Escrowed/Pre-Refunded	6.0
Special Tax	5.8
Education	5.6
Others* (individually less than 5%)	8.4
100.0%
* Includes short-term investments and net other assets.
Income Tax Information

At December 31, 2000, the aggregate cost of investment securities for income tax purposes was $4,171,748,000. Net unrealized appreciation aggregated $224,562,000, of which $242,666,000 related to appreciated investment securities and $18,104,000 related to depreciated investment securities.

At December 31, 2000, the fund had a capital loss carryforward of approximately $27,140,000 of which $9,591,000, $7,601,000 and $9,948,000 will expire on December 31, 2001, 2002 and 2004, respectively. All of the loss carryforwards were acquired in fund mergers and are available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments November 30, 2000

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 0.3%
Cullman Med. Park South Med. Clinic Board Rev. (Cullman Reg'l. Med. Ctr. Proj.) Series A, 6.5% 2/15/23	Baa2	$ 4,000	$ 3,744
Huntsville Gen. Oblig. Series D, 6% 8/1/08	Aa2	2,200	2,288
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. 6.5% 1/1/09	A	5,100	5,293
			11,325
Alaska - 1.7%
Alaska Student Ln. Corp. Student Ln. Rev.:
(State Assisted Proj.) Series A, 6% 7/1/04 (AMBAC Insured) (d)	Aaa	2,500	2,539
Series A:
5.15% 7/1/05 (AMBAC Insured) (d)	Aaa	1,500	1,509
5.55% 7/1/03 (AMBAC Insured) (d)	Aaa	1,300	1,322
5.65% 7/1/04 (AMBAC Insured) (d)	Aaa	1,300	1,330
5.9% 7/1/03 (AMBAC Insured) (d)	Aaa	2,320	2,356
North Slope Borough:
Series 1996 B, 0% 6/30/07 (MBIA Insured)	Aaa	11,600	8,431
Series A:
0% 6/30/01 (MBIA Insured)	Aaa	5,000	4,870
0% 6/30/01 (MBIA Insured)	Aaa	1,400	1,364
0% 6/30/03 (MBIA Insured)	Aaa	8,500	7,534
Series B:
0% 1/1/03 (MBIA Insured)	Aaa	6,000	5,444
0% 6/30/05 (FSA Insured)	Aaa	4,500	3,616
Valdez Marine Term. Rev.:
(BP Pipeline, Inc. Proj.) Series B, 5.5% 10/1/28	Aa1	28,205	26,821
(Mobil Oil Co./Alaska Pipeline Proj.) 5.75% 11/1/28	Aaa	7,000	6,963
			74,099
Arizona - 1.3%
Arizona Health Facilities Auth. Hosp. Sys. Rev. (Phoenix Children's Hosp. Proj.) Series A, 6.25% 11/15/29	A2	10,000	10,029
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Sr. Series A1, 5.9% 5/1/24 (d)	Aaa	2,000	2,032
Chandler Gen. Oblig.:
0% 7/1/05 (FGIC Insured)	Aaa	5,700	4,596
0% 7/1/08 (FGIC Insured)	Aaa	1,700	1,181
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Maricopa County Cmnty. College District Series B, 5.25% 7/1/10	Aa1	$ 17,000	$ 17,472
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5.4% 4/1/05	Baa1	2,935	2,906
5.65% 4/1/06	Baa1	3,625	3,619
Maricopa County Ind. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 4% 7/1/02	Baa1	3,345	3,256
Maricopa County Ind. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series A, 7% 12/1/16 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,000	2,362
Maricopa County School District #1 (Phoenix Elementary Proj.) Second Series, 0% 7/1/05 (MBIA Insured)	Aaa	2,660	2,145
Maricopa County Unified School District #69 (Paradise Valley Proj.) Second Series, 0% 7/1/07 (AMBAC Insured)	Aaa	3,050	2,225
Pima County Unified School District #1 Tucson Series 1989 G, 8% 7/1/04 (MBIA Insured)	Aaa	2,000	2,224
			54,047
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Rev. (Cap. Asset Proj.) Series B, 7.1% 3/1/08	A	4,500	4,614
Arkansas Gen. Oblig. (College Savings Prog.) Series C, 0% 6/1/05	Aa2	2,130	1,717
Little Rock Arpt. Passenger Facilities Charge Rev. 5.65% 5/1/16 (AMBAC Insured) (d)	Aaa	615	635
North Little Rock Elec. Rev. Series A, 6.5% 7/1/10 (MBIA Insured)	Aaa	3,840	4,294
Rogers Sales & Use Tax Rev. 5% 11/1/15	A1	840	839
			12,099
California - 2.7%
California Gen. Oblig.:
5.25% 10/1/17	Aa2	1,500	1,508
5.5% 6/1/25	Aa2	2,375	2,398
5.75% 12/1/24	Aa2	4,000	4,136
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	Aa2	187	59
Series A, 5.3% 8/1/14 (MBIA Insured)	Aaa	1,320	1,323
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.): - continued
Series B, 5.2% 8/1/26 (MBIA Insured) (d)	Aaa	$ 2,600	$ 2,602
Series G:
5.9% 2/1/09 (MBIA Insured) (d)	Aaa	1,000	1,057
5.9% 8/1/09 (MBIA Insured) (d)	Aaa	2,000	2,115
Series R, 6.15% 8/1/27 (MBIA Insured) (d)	Aaa	4,500	4,590
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series A, 7.15% 2/1/11 (d)	Ba1	5,235	5,346
California Pub. Works Board Lease Rev. (Various California State Univ. Projs.) Series A, 5.25% 12/1/13	Aa3	7,500	7,619
California Univ. Rev. (Hsg. Sys. Proj.) Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	Aaa	9,775	10,197
Compton Cmnty. Redev. Agcy. (Tax Allocation-Compton Redev. Proj.) Series A, 6.5% 8/1/13 (FSA Insured)	Aaa	4,000	4,408
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Sr. Lien Series A, 0% 1/1/08 (Escrowed to Maturity) (b)(e)	Aaa	8,000	7,052
Long Beach Hbr. Rev. 5.125% 5/15/18 (d)	Aa3	5,000	4,862
Los Angeles Dept. Wtr. & Pwr. Wtrwks. Rev. 6.1% 10/15/39 (FGIC Insured)	Aaa	23,000	24,268
Metro. Wtr. District Southern California Wtrwks. Rev. Series A, 5% 7/1/30 (MBIA Insured)	Aaa	10,000	9,414
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	Aaa	4,390	5,644
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12	A+	7,820	7,125
3.75% 1/1/13	A+	1,500	1,320
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	BBB-	700	744
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/07	BBB-	1,000	1,094
6.5% 7/1/09	BBB-	2,200	2,394
San Francisco City & County Arpt. Commission Int'l. Arpt. Rev. Second Series Issue 10A, 5.55% 5/1/14 (MBIA Insured) (d)	Aaa	5,875	6,058
			117,333
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Colorado - 3.0%
Adams County School District #12 6.2% 12/15/10 (FGIC Insured)	Aaa	$ 1,500	$ 1,562
Arapaho County Cap. Impt. Trust Fund Hwy. Rev. Series E 470:
0% 8/31/07 (Pre-Refunded to 8/31/05 @ 89.2392) (e)	Aaa	8,000	5,717
0% 8/31/10 (Pre-Refunded to 8/31/05 @ 71.4501) (e)	Aaa	17,000	9,728
0% 8/31/15 (Pre-Refunded to 8/31/05 @ 48.6181) (e)	Aaa	16,000	6,230
Arapaho County School District #5 Cherry Creek (Cherry Creek Proj.) 5.5% 12/15/19	Aa1	3,500	3,520
Colorado Health Facilities Auth. Rev. (Rocky Mountain Adventist Proj.):
6.25% 2/1/04	Ba1	1,700	1,670
6.625% 2/1/13	Ba1	28,100	27,601
6.625% 2/1/22	Ba1	11,600	10,898
Colorado Springs Arpt. Rev. Series C:
0% 1/1/02 (MBIA Insured)	Aaa	1,550	1,474
0% 1/1/04 (MBIA Insured)	Aaa	1,530	1,323
0% 1/1/06 (MBIA Insured)	Aaa	250	196
0% 1/1/09 (MBIA Insured)	Aaa	1,655	1,107
0% 1/1/10 (MBIA Insured)	Aaa	1,500	951
Colorado Univ. Rev. (Biomedical Research Bldg. Proj.) 7% 6/1/09	A2	5,725	6,080
Denver City & County Arpt. Rev.:
(Unrefunded Balance Proj.) Series B, 7.25% 11/15/23 (d)	A2	1,870	1,952
Series A:
0% 11/15/02 (MBIA Insured) (d)	Aaa	4,900	4,465
0% 11/15/05 (MBIA Insured) (d)	Aaa	4,480	3,509
Series C:
6.5% 11/15/06 (d)	A2	4,075	4,265
6.55% 11/15/02 (d)	A2	4,000	4,125
Series D:
0% 11/15/03 (MBIA Insured) (d)	Aaa	5,000	4,337
0% 11/15/04 (MBIA Insured) (d)	Aaa	7,500	6,187
0% 11/15/05 (MBIA Insured) (d)	Aaa	3,000	2,350
7% 11/15/25 (d)	A2	6,980	7,049
7.4% 11/15/01 (d)	A2	3,000	3,072
El Paso County School District #20 Series A, 0% 6/15/08 (AMBAC Insured)	Aaa	2,600	1,795
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Highlands Ranch Metro. District #2:
6.5% 6/15/10 (FSA Insured)	Aaa	$ 1,000	$ 1,132
6.5% 6/15/12 (FSA Insured)	Aaa	1,000	1,143
Jefferson County Ctfs. of Prtn. 6.65% 12/1/08 (MBIA Insured)	Aaa	3,000	3,165
Thornton Co. 0% 12/1/08 (FGIC Insured)	Aaa	5,000	3,374
			129,977
Connecticut - 0.3%
Connecticut Gen. Oblig. Series B, 5.875% 6/15/17	Aa3	4,500	4,762
Connecticut Health & Edl. Facilities Auth. Rev.:
(New Britain Memorial Hosp. Proj.) Series A, 7.5% 7/1/06 (Pre-Refunded to 7/1/02 @ 102) (e)	AAA	3,185	3,345
(Quinnipiac College Proj.) Series D, 6% 7/1/13	BBB-	550	546
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5% 1/1/04 (d)	BBB	900	865
Univ. of Connecticut Rev. (Student Fee Prog.) Series A, 5.75% 11/15/29 (FGIC Insured)	Aaa	3,680	3,771
			13,289
District of Columbia - 2.6%
District of Columbia Gen. Oblig.:
Series 1998 B, 5.75% 6/1/09 (MBIA Insured)	Aaa	11,100	11,790
Series A:
5.25% 6/1/27 (MBIA Insured)	Aaa	12,000	11,236
5.625% 6/1/02 (MBIA Insured)	Aaa	660	670
5.875% 6/1/05 (AMBAC Insured)	Aaa	1,770	1,855
5.875% 6/1/05 (MBIA Insured)	Aaa	1,530	1,603
Series A3:
5.3% 6/1/04 (AMBAC Insured)	Aaa	1,605	1,639
5.3% 6/1/04 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,505	1,541
5.4% 6/1/05 (AMBAC Insured)	Aaa	1,510	1,554
5.4% 6/1/05 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,400	1,446
Series B:
5% 6/1/06 (MBIA Insured)	Aaa	4,015	4,068
5.25% 6/1/07 (MBIA Insured)	Aaa	12,000	12,337
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
District of Columbia - continued
District of Columbia Gen. Oblig.: - continued
Series E:
5% 6/1/04 (FGIC Insured)	Aaa	$ 965	$ 976
5% 6/1/04 (FGIC Insured) (Pre-Refunded to 6/1/03 @ 102) (e)	Aaa	35	36
District of Columbia Hosp. Rev. (Hosp. for Sick Children Proj.) Series A, 8.875% 1/1/21	-	11,455	11,696
District of Columbia Redev. Land Agcy. Washington D.C. Sports Arena Spl. Tax Rev. 5.625% 11/1/10	Baa	4,605	4,628
District of Columbia Rev.:
(American Assoc. of Advancement in Science Proj.) 5.125% 1/1/27 (AMBAC Insured)	Aaa	9,250	8,580
(George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	Aaa	9,000	9,169
(Georgetown Univ. Proj.) Series A:
5.95% 4/1/14 (MBIA Insured)	Aaa	2,000	2,107
6% 4/1/18 (MBIA Insured)	Aaa	13,835	14,418
(Nat'l. Academy of Science Proj.) Series A, 5% 1/1/28 (AMBAC Insured)	Aaa	10,000	9,078
			110,427
Florida - 2.0%
Broward County Resource Recovery Rev. (SES Broward Co. LP South Proj.) 7.95% 12/1/08	A3	13,610	13,918
Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 6% 10/1/24 (MBIA Insured) (d)	Aaa	3,750	3,868
Jacksonville Elec. Auth. Rev.:
(First Installment Proj.) 6% 7/1/01 (Escrowed to Maturity) (e)	Aaa	1,090	1,101
(Saint Johns River Proj.) Series 13 Issue 2, 5.375% 10/1/16	Aa2	4,535	4,562
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (e)	Aaa	3,000	3,367
Jacksonville Health Facilities Auth. Ind. Dev. Rev. (Cypress Village/Nat'l. Benevolent Assoc. Proj.) 7% 12/1/22	Baa1	2,000	2,025
Jacksonville Port Auth. Rev.:
5.5% 11/1/06 (MBIA Insured) (d)	Aaa	7,605	7,898
5.75% 11/1/09 (MBIA Insured) (d)	Aaa	1,000	1,057
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) 5.375% 11/15/28	BBB	4,500	3,489
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County Edl. Facilities Auth. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	Aaa	$ 5,000	$ 5,102
Orlando Utils. Commission Wtr. & Elec. Rev. Series B, 5.25% 10/1/23	Aa2	5,465	5,309
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (d)	Aaa	5,000	5,344
6% 4/1/09 (AMBAC Insured) (d)	Aaa	8,090	8,681
Pinellas County Resource Recovery Rev. 5.25% 10/1/05 (MBIA Insured) (d)	Aaa	4,010	4,088
Tampa Bay Wtr. Util. Sys. Rev. 6% 10/1/24 (FGIC Insured)	Aaa	6,000	6,314
Tampa Util. Tax & Spl. Rev.:
6% 10/1/05 (AMBAC Insured) (c)	Aaa	3,975	4,199
6% 10/1/06 (AMBAC Insured) (c)	Aaa	2,500	2,662
6% 10/1/07 (AMBAC Insured) (c)	Aaa	2,335	2,503
6% 10/1/09 (AMBAC Insured) (c)	Aaa	1,500	1,623
			87,110
Georgia - 1.8%
Atlanta & Fulton County Resource Auth. Rev. (Downtown Area Pub. Impt. Proj.) Series A, 5.375% 12/1/21 (MBIA Insured)	Aaa	6,000	5,951
Atlanta Downtown Dev. Auth. Rev. (Underground Atlanta Proj.):
6.25% 10/1/12	Aa3	3,750	3,918
6.25% 10/1/16	Aa3	3,000	3,134
Atlanta Wtr. & Swr. Rev.:
Series A, 5.375% 1/1/20 (FGIC Insured) (Pre-Refunded to 1/1/07 @ 101) (e)	Aaa	3,250	3,410
5.25% 1/1/27 (FGIC Insured) (Pre-Refunded to 1/1/07 @ 101) (e)	Aaa	14,050	14,650
Fulton County School District 6.375% 5/1/14	Aa2	3,500	3,950
Fulton County Wtr. & Swr. Rev. 6.375% 1/1/14 (FGIC Insured)	Aaa	140	155
Georgia Gen. Oblig.:
Series C, 6% 7/1/04	Aaa	1,320	1,386
Series D:
5.75% 10/1/12	Aaa	13,705	14,553
5.8% 11/1/10	Aaa	4,000	4,337
5.8% 11/1/13	Aaa	15,350	16,517
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 6.2% 1/1/10 (AMBAC Insured)	Aaa	5,000	5,515
			77,476
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.7%
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	Aaa	$ 17,300	$ 17,543
Series CU:
5.75% 10/1/12 (MBIA Insured)	Aaa	2,130	2,247
5.875% 10/1/13 (MBIA Insured)	Aaa	2,000	2,121
5.875% 10/1/14 (MBIA Insured)	Aaa	1,870	1,968
Hawaii Hsg. Fin. & Dev. Corp. Series A, 4.9% 7/1/28 (d)	Aaa	6,350	6,173
			30,052
Idaho - 0.2%
Boise City Urban Renewal Agcy. Lease Rev. 5.9% 8/15/29 (AMBAC Insured)	Aaa	6,950	7,146
Idaho Falls Gen. Oblig.:
0% 4/1/06 (FGIC Insured)	Aaa	2,000	1,546
0% 4/1/07 (FGIC Insured)	Aaa	2,500	1,834
			10,526
Illinois - 8.1%
Chicago Board of Ed. (Chicago School Reform Proj.):
5.75% 12/1/20 (AMBAC Insured)	Aaa	3,480	3,539
5.75% 12/1/27 (AMBAC Insured)	Aaa	47,250	47,619
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Proj.) Series A, 5.75% 1/1/40 (FGIC Insured)	Aaa	16,500	16,583
Series 1993, 5.25% 1/1/18 (FGIC Insured)	Aaa	7,200	7,024
Series A2, 6.25% 1/1/15 (AMBAC Insured)	Aaa	4,885	5,376
Series C, 5.7% 1/1/30 (FGIC Insured)	Aaa	15,415	15,492
Chicago Midway Arpt. Rev.:
Series A, 5.5% 1/1/29 (MBIA Insured)	Aaa	24,775	24,360
Series B:
5.25% 1/1/13 (MBIA Insured) (d)	Aaa	2,910	2,860
5.25% 1/1/14 (MBIA Insured) (d)	Aaa	3,060	3,016
6% 1/1/05 (MBIA Insured) (d)	Aaa	1,360	1,421
6% 1/1/08 (MBIA Insured) (d)	Aaa	2,170	2,310
6% 1/1/10 (MBIA Insured) (d)	Aaa	2,435	2,575
6.125% 1/1/11 (MBIA Insured) (d)	Aaa	2,580	2,736
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Motor Fuel Tax Series A, 5.375% 1/1/14 (AMBAC Insured)	Aaa	$ 4,600	$ 4,687
Chicago O'Hare Int'l. Arpt. Rev.:
(Gen. Arpt. Proj.):
Second Lien Series A:
5.5% 1/1/16 (AMBAC Insured) (d)	Aaa	10,000	10,019
6.375% 1/1/12 (MBIA Insured)	Aaa	4,000	4,277
Series A:
6.25% 1/1/09 (AMBAC Insured) (d)	Aaa	6,730	7,283
6.375% 1/1/15 (MBIA Insured)	Aaa	14,900	15,746
(Passenger Facility Charge Proj.) Series A, 5.6% 1/1/10 (AMBAC Insured)	Aaa	4,500	4,678
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	Aaa	10,000	10,244
Chicago Residential Mtg. Rev. Series B, 0% 10/1/09 (MBIA Insured)	Aaa	2,715	1,471
Chicago Sales Tax Rev. Series 1999, 5.75% 1/1/34 (FGIC Insured)	Aaa	5,000	5,029
Chicago Wastewtr. Transmission Rev. 5.375% 1/1/13 (FGIC Insured)	Aaa	5,300	5,433
Chicago Wtr. Rev. 0% 11/1/01 (FGIC Insured)	Aaa	1,960	1,882
Cook & Will Counties Township High School District #206 Series A, 0% 12/1/03 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	2,350	2,047
De Kalb Single Family Mtg. Rev. Series A, 7.45% 12/1/09 (d)	Aaa	635	675
Illinois Dedicated Tax Rev. (Civic Ctr. Proj.) Series A, 7% 12/15/13 (AMBAC Insured) (Pre-Refunded to 12/15/00 @ 102) (e)	Aaa	695	709
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series D, 6.75% 3/1/15 (AMBAC Insured)	Aaa	7,000	7,519
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
6.5% 5/15/30	A3	9,000	9,011
7% 5/15/22	A3	5,000	5,252
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	A1	3,000	3,031
7% 4/1/14	A1	1,500	1,672
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Memorial Hosp. Proj.) 7.125% 5/1/10 (Pre-Refunded to 5/1/02 @ 102) (e)	-	$ 4,000	$ 4,219
(Methodist Health Svcs. Co. Proj.) 6.903% 5/18/21 (AMBAC Insured) (Pre-Refunded to 5/8/01 @ 102) (e)	Aaa	7,000	7,207
(OSF Health Care Sys. Proj.) 6% 11/15/13	A2	7,000	6,964
(Riverside Health Sys. Proj.) 6.85% 11/15/29	A3	5,025	5,169
(Swedish American Hosp. Proj.):
5.375% 11/15/13 (AMBAC Insured)	Aaa	3,000	3,005
6.875% 11/15/30	A-	7,000	7,131
6.75% 2/15/15	A1	1,000	1,059
Illinois Reg'l. Trans. Auth.:
Series A, 8% 6/1/17 (AMBAC Insured)	Aaa	4,500	5,784
Series C, 7.75% 6/1/13 (FGIC Insured)	Aaa	2,045	2,543
Series D, 7.75% 6/1/04 (FGIC Insured)	Aaa	1,115	1,228
Lake County Cmnty. Consolidated School District #50 Woodland Series 2000 A, 6% 12/1/20 (FGIC Insured)	Aaa	6,000	6,161
Lake County Forest Preservation District:
0% 12/1/07	Aa1	10,440	7,405
0% 12/1/08	Aa1	12,505	8,432
Metro. Pier & Exposition Auth. Dedicated Tax Rev.:
(McCormick Place Expansion Proj.) Series A:
0% 6/15/08 (MBIA Insured)	Aaa	3,820	2,635
0% 6/15/08 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,335	2,318
0% 6/15/10 (FGIC Insured)	Aaa	17,000	10,519
0% 6/15/12 (FGIC Insured) (b)	Aaa	250	237
5.25% 12/15/10 (AMBAC Insured)	Aaa	14,450	14,774
Series A:
0% 6/15/09 (FGIC Insured)	Aaa	18,610	12,160
0% 6/15/09 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	2,325	1,534
Northern Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.) 6% 4/1/02 (FGIC Insured)	Aaa	1,000	1,019
			347,079
Indiana - 0.3%
Indiana Bond Bank Rev. (State Revolving Fund Prog.) Series A, 7% 2/1/05	AAA	2,000	2,176
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Health Facilities Fing. Auth. Hosp. Rev.:
(Columbus Reg'l. Hosp. Proj.) 7% 8/15/15 (FSA Insured)	Aaa	$ 2,500	$ 2,918
5.5% 2/15/30 (MBIA Insured)	Aaa	5,000	4,845
Indianapolis Arpt. Auth. Rev. Series A, 5.6% 7/1/15 (FGIC Insured)	Aaa	1,000	1,022
Indianapolis Econ. Dev. Rev. (Nat'l. Benevolent Assoc. Proj.) 7.625% 10/1/22	Baa2	3,000	3,104
			14,065
Iowa - 0.1%
Iowa Fin. Auth. Hosp. Facilities Rev.:
6.625% 2/15/12	A1	1,000	1,056
6.75% 2/15/12	A1	1,000	1,063
6.75% 2/15/14	A1	1,000	1,059
6.75% 2/15/15	A1	1,000	1,056
6.75% 2/15/17	A1	1,000	1,046
			5,280
Kansas - 0.5%
Johnson County Unified School District #512 (Shawnee Mission Proj.):
8% 10/1/03	Aa1	1,015	1,109
8% 10/1/04	Aa1	1,225	1,371
8% 10/1/05	Aa1	1,250	1,433
Kansas City Util. Sys. Rev.:
0% 3/1/09 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	3,975	2,663
0% 9/1/10 (AMBAC Insured)	Aaa	2,865	1,766
0% 9/1/10 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	3,825	2,360
Kansas Dev. Fin. Auth. Health Facilities Rev. (Sister of Charity Proj.) Series J, 6.25% 12/1/28	Aa3	4,500	4,634
Wichita Hosp. Rev. Series III A, 6.465% 10/20/17 (MBIA Insured)	Aaa	6,000	6,272
			21,608
Kentucky - 2.3%
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	A1	5,250	3,010
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Jefferson County Hosp. Rev. (Alliant Health Sys. Proj.):
6.367% 10/9/08 (MBIA Insured)	Aaa	$ 1,800	$ 1,883
6.367% 10/9/08 (MBIA Insured) (Pre-Refunded to 10/29/02 @ 102) (e)	Aaa	2,200	2,319
Kenton County Arpt. Board Arpt. Rev.:
(Cincinnati/Northern Kentucky Int'l. Arpt. Proj.) 5.65% 3/1/04 (MBIA Insured) (d)	Aaa	1,480	1,521
(Delta Air Lines, Inc. Proj.) Series A, 7.5% 2/1/20 (d)	Baa3	5,100	5,247
Louisville & Jefferson Swr. Sys. Rev. Series A, 5.75% 5/15/33 (FGIC Insured)	Aaa	67,335	68,498
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/07 (AMBAC Insured)	Aaa	10,000	7,450
0% 1/1/08 (AMBAC Insured)	Aaa	600	424
0% 1/1/09 (AMBAC Insured)	Aaa	2,000	1,340
0% 1/1/10 (AMBAC Insured)	Aaa	8,440	5,353
			97,045
Louisiana - 0.4%
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	AA-	9,000	4,249
New Orleans Gen. Oblig.:
0% 9/1/08 (AMBAC Insured)	Aaa	10,000	6,837
0% 9/1/09 (AMBAC Insured)	Aaa	3,000	1,945
0% 9/1/14 (AMBAC Insured)	Aaa	5,000	2,395
			15,426
Maryland - 0.4%
Howard County Mtg. Rev. (Heartlands Elderly Apts. Proj.) 8.875% 12/1/10 (MBIA Insured)	Aaa	250	257
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	995	1,054
5.75% 7/1/13 (Escrowed to Maturity) (e)	A1	1,605	1,701
(Univ. of Maryland Med. Sys. Proj.) 6.75% 7/1/30	Baa1	10,415	10,811
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland State Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev. (Residential Proj.) Series B, 5.05% 9/1/19 (d)	Aa2	$ 2,130	$ 2,128
Prince Georges County Solid Waste Mgmt. Sys. Rev. 5.25% 6/15/13 (FSA Insured)	Aaa	1,500	1,506
			17,457
Massachusetts - 10.2%
Boston Metro. District 8% 12/1/03 (MBIA Insured)	Aaa	1,260	1,381
Massachusetts Bay Trans. Auth. Sales Tax 5.5% 7/1/30	Aa3	17,500	17,452
Massachusetts Bay Trans. Auth.:
Series A:
5.375% 3/1/19	Aa2	15,000	14,937
5.5% 3/1/12	Aa2	5,000	5,246
5.75% 3/1/26 (FGIC Insured)	Aa2	17,795	18,088
6.25% 3/1/12	Aa2	2,000	2,227
Series B:
5.25% 3/1/26 (FSA Insured)	Aaa	14,750	14,250
6.2% 3/1/16	Aa2	3,800	4,225
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev. Series B Issue E:
5.75% 7/1/05 (AMBAC Insured) (d)	Aaa	2,155	2,227
5.85% 7/1/06 (AMBAC Insured) (d)	Aaa	2,570	2,671
5.95% 7/1/07 (AMBAC Insured) (d)	Aaa	2,785	2,894
6.05% 7/1/08 (AMBAC Insured) (d)	Aaa	2,875	2,987
6.15% 7/1/10 (AMBAC Insured) (d)	Aaa	1,155	1,196
6.25% 7/1/11 (AMBAC Insured) (d)	Aaa	690	716
6.3% 7/1/12 (AMBAC Insured) (d)	Aaa	705	731
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Series A Issue E, 4.9% 7/1/13 (AMBAC Insured) (d)	AAA	6,535	6,162
Massachusetts Fed. Hwy.:
5.75% 6/15/11	Aa3	10,000	10,671
5.75% 6/15/12	Aa3	5,000	5,291
5.75% 6/15/13	Aa3	5,000	5,258
Massachusetts Gen. Oblig.:
(Consolidated Ln. Prog.):
Series A, 7.5% 6/1/04	Aa2	3,270	3,506
Series B, 4.875% 10/1/13	Aa2	2,500	2,447
Series B, 0% 8/1/02 (AMBAC Insured)	Aaa	5,000	4,631
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22	-	$ 4,525	$ 4,624
(Boston College Issue Proj.) Series L, 4.75% 6/1/31	Aa3	5,000	4,369
(Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured)	Aaa	4,800	4,792
(Harvard Univ. Issue Proj.) Series W, 6% 7/1/35	Aaa	10,500	11,110
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	Aaa	2,000	2,224
(MIT Proj.) Series I2, 4.75% 1/1/28	Aaa	6,000	5,256
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	Aaa	3,800	3,627
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	A2	11,930	11,035
(Univ. of Massachusetts Proj.) Series A, 5.875% 10/1/29 (FGIC Insured)	Aaa	10,000	10,265
(Wellesley College Proj.) Series F, 5.125% 7/1/39	Aa1	6,500	5,977
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Rental Proj.) Series A:
6.6% 7/1/14 (AMBAC Insured) (d)	Aaa	2,190	2,308
6.65% 7/1/19 (AMBAC Insured) (d)	Aaa	1,760	1,854
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.) Series 1992 A:
4.6% 12/1/02	BBB	5,430	5,374
4.7% 12/1/03	BBB	1,975	1,943
Massachusetts Ind. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/03	A+	29,600	26,070
0% 8/1/04	A+	5,000	4,191
0% 8/1/06	A+	30,800	23,307
0% 8/1/08	A+	5,000	3,409
0% 8/1/09	-	21,800	13,987
0% 8/1/10	-	2,000	1,210
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
Series A:
5% 7/1/10 (AMBAC Insured)	Aaa	4,610	4,610
6.75% 7/1/08 (MBIA Insured)	Aaa	2,500	2,627
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
Series B:
5% 7/1/12 (MBIA Insured)	Aaa	$ 2,715	$ 2,688
6.75% 7/1/08 (MBIA Insured)	Aaa	5,995	6,300
Series C, 6.625% 7/1/06	Baa2	2,220	2,321
Series D, 6% 7/1/06	Baa2	1,300	1,347
Massachusetts Port Auth. Rev. Series C, 5.75% 7/1/29	Aa3	15,845	16,054
Massachusetts Tpk. Auth. Metro. Hwy. Sys. Rev. Series A:
5% 1/1/27 (MBIA Insured)	Aaa	11,000	10,086
5% 1/1/37 (MBIA Insured)	Aaa	10,000	9,048
5% 1/1/39 (AMBAC Insured)	Aaa	18,060	16,286
5.125% 1/1/23 (MBIA Insured)	Aaa	8,500	8,022
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	Aaa	28,330	28,344
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	Aa1	90	91
Massachusetts Wtr. Resources Auth. Rev. Series A, 5.75% 8/1/39 (FGIC Insured)	Aaa	33,000	33,432
New England Ed. Ln. Marketing Corp. Massachusetts (Student Ln. Prog.) Series A, 5.7% 7/1/05 (d)	Aa2	18,500	19,183
Route 3 North Trans. Improvements Asscociation 5.75% 6/15/16 (MBIA Insured)	Aaa	4,850	5,046
			441,611
Michigan - 3.2%
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) 5.25% 9/30/12	A	4,000	3,912
Detroit Wtr. Supply Sys. Rev. Sr. Lien Series A:
5.75% 7/1/26 (FGIC Insured)	Aaa	14,750	14,972
5.875% 7/1/22 (FGIC Insured)	Aaa	16,905	17,404
5.875% 7/1/29 (FGIC Insured)	Aaa	10,900	11,158
Holt Pub. Schools Series 2000 A, 5.5% 5/1/23 (FGIC Insured)	Aaa	4,000	3,964
Livonia Pub. School District 5.875% 5/1/25 (FGIC Insured)	Aaa	3,000	3,089
Lowell Area Schools 0% 5/1/20 (FGIC Insured) (Pre-Refunded to 5/1/05 @ 33.6439) (e)	Aaa	19,185	5,251
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series II, 6.25% 10/1/20 (MBIA Insured)	Aaa	$ 1,100	$ 1,128
Michigan Hosp. Fin. Auth. Rev.:
(Mercy Health Svcs. Proj.):
Series Q, 5.375% 8/15/26 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	4,750	4,618
Series W, 5.25% 8/15/27 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	4,000	3,786
Series X, 6% 8/15/34 (MBIA Insured)	Aaa	10,675	10,897
(Sisters of Mercy Proj.) Series P, 5.375% 8/15/14 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	420	426
(Trinity Health Proj.) Series 2000 A, 6% 12/1/27	Aa3	2,000	1,971
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B:
5.7% 4/1/12	AA-	3,750	3,841
7.5% 4/1/10	AA-	6,000	6,146
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.) Series G, 7% 11/1/02 (AMBAC Insured)	Aaa	1,465	1,534
(State Revolving Fund Prog.) 5.125% 10/1/20	Aa1	18,300	17,454
Michigan Trunk Line Series A, 0% 10/1/09 (AMBAC Insured)	Aaa	8,010	5,176
Michigan Univ. Rev. (Univ. Hosp. Proj.) Series A, 5.75% 12/1/12	Aa2	7,750	7,879
Romulus Cmnty. Schools 6% 5/1/29 (FGIC Insured)	Aaa	7,500	7,781
Royal Oak Hosp. Fin. Auth. Rev. (William Beaumont Hosp. Proj.):
5.5% 1/1/14	Aa3	3,695	3,682
6.25% 1/1/09	Aa3	400	427
Western Townships Util. Auth. Swr. Disp. Sys. 0% 1/1/05 (FSA Insured)	Aaa	2,810	2,312
			138,808
Minnesota - 1.4%
Centennial Independent School District #12 Series B, 4.875% 2/1/12 (FGIC Insured)	Aaa	2,610	2,559
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Healthspan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	Aaa	9,700	8,875
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minnesota Agric. & Economic Dev. Board Rev. (Health Care Sys. Proj.) Series A, 6.375% 11/15/29	A2	$ 12,000	$ 12,218
Minnesota Hsg. Fin. Agcy. (Single Family Mtg. Prog.):
Series B, 5.8% 7/1/25 (d)	Aa1	5,750	5,676
Series I, 6.25% 1/1/15	Aa1	1,815	1,870
Series K, 6.4% 1/1/15	Aa1	2,395	2,493
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series A, 5.875% 5/1/30 (FSA Insured)	Aaa	8,500	8,698
Saint Cloud Hosp. Facilities Rev. (Saint Cloud Hosp. Proj.) Series C, 5.25% 10/1/13 (AMBAC Insured)	Aaa	2,000	2,003
Univ. of Minnesota Gen. Oblig. 4.8% 8/15/03	Aa2	15,000	14,917
			59,309
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	Aaa	4,000	4,191
Missouri - 1.0%
Boone County Ind. Dev. Auth. (Fairview Extended Care Proj.) Series A, 10.125% 1/1/11 (Pre-Refunded to 1/1/01 @ 103) (e)	-	1,900	1,964
Kirkwood Indl. Dev. Auth. Health Care Corp. Rev. (Saint Joseph Hosp. Proj.) 7% 7/1/22 (Pre-Refunded to 7/1/02 @ 102) (e)	-	1,500	1,586
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.):
Series A, 5% 11/15/37	Aa1	2,000	1,811
Series B, 6% 3/1/30	Aa1	26,050	27,169
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Sr. Lien Series A, 5.625% 2/15/01	Aa	8,000	8,015
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series C, 5.5% 3/1/16 (d)	AAA	1,335	1,355
			41,900
Montana - 0.2%
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.):
Series 1996:
6.875% 6/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	1,255	1,294
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Montana - continued
Montana Board of Invt. (Payroll Tax Workers Compensation Prog.): - continued
Series 1996:
6.875% 6/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	$ 3,870	$ 3,986
6.875% 6/1/20 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,005	2,068
			7,348
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev. Series A, 5.25% 1/1/12 (MBIA Insured)	Aaa	3,250	3,312
Scotts Bluff County Hosp. Auth. #1 Hosp. Rev. 6.45% 12/15/04 (Pre-Refunded to 12/15/02 @ 102) (e)	A3	1,110	1,153
			4,465
Nevada - 0.3%
Las Vegas Downtown Redev. Agcy. Tax Increment Rev. (Fremont Street Proj.) Sub Lien Series A, 6.1% 6/15/14	BBB+	500	508
Nevada Gen. Oblig. (Cap. Impt. Proj.) Series B, 5.25% 6/1/11	Aa2	5,025	5,122
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	Aaa	4,605	2,500
0% 7/1/13 (FSA Insured)	Aaa	4,590	2,340
0% 7/1/14 (FSA Insured)	Aaa	3,000	1,435
			11,905
New Jersey - 1.8%
Middlesex County Poll. Cont. Auth. Rev. (Amerada Hess Corp. Proj.) 7.875% 6/1/22	-	7,750	8,363
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (d)	Aaa	3,000	2,888
New Jersey Health Care Facilities Fing. Auth. Rev. (Christ Hosp. Group Issue Proj.) 7% 7/1/06 (AMBAC Insured)	AAA	1,635	1,815
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A, 6% 1/1/11 (MBIA Insured)	Aaa	11,500	12,558
Series C, 6.5% 1/1/09 (AMBAC Insured)	Aaa	1,000	1,118
New Jersey Trans. Corp. Series A:
5.25% 9/1/01 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	2,000	2,014
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New Jersey - continued
New Jersey Trans. Corp. Series A: - continued
5.4% 9/1/02 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	$ 3,535	$ 3,597
New Jersey Trans. Trust Fund Auth. (Trans. Sys. Proj.):
Series A:
5.25% 6/15/11	Aa2	8,895	9,112
5.5% 6/15/11 (MBIA Insured)	Aaa	6,650	6,900
Series B, 5% 6/15/13 (AMBAC Insured)	Aaa	26,055	25,831
Passaic County Util. Auth. Solid Waste Disp. Rev. 0% 3/1/01 (MBIA Insured)	Aaa	3,580	3,542
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev. 6.55% 12/1/06 (MBIA Insured)	Aaa	1,000	1,017
			78,755
New Mexico - 0.7%
Albuquerque Arpt. Rev.:
Series A, 6.6% 7/1/16 (AMBAC Insured) (d)	Aaa	4,750	4,993
6.5% 7/1/08 (AMBAC Insured) (d)	Aaa	1,500	1,650
6.7% 7/1/18 (AMBAC Insured) (d)	Aaa	2,500	2,727
6.75% 7/1/09 (AMBAC Insured) (d)	Aaa	1,150	1,298
6.75% 7/1/10 (AMBAC Insured) (d)	Aaa	1,700	1,929
6.75% 7/1/12 (AMBAC Insured) (d)	Aaa	1,935	2,213
Bernalillo County Gross Receipt Tax Rev. 5.25% 10/1/26	Aa3	5,790	5,538
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Series B, 5.25% 4/1/05 (AMBAC Insured) (d)	Aaa	2,855	2,872
Series II A, 5% 12/1/02 (d)	Aaa	2,240	2,253
Univ. of New Mexico Univ. Rev. Series A, 6% 6/1/21	A1	5,340	5,804
			31,277
New York - 16.2%
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.) Series 8, 5.25% 7/1/17	Baa1	2,000	1,952
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	10,055	10,100
6% 7/1/16 (FGIC Insured)	Aaa	2,000	2,107
6% 7/1/24	Baa1	2,400	2,470
6.125% 7/1/29	Baa1	25,000	25,869
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	12,130	10,677
Series C1, 5.125% 7/1/12 (FGIC Insured)	Aaa	7,570	7,610
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.: - continued
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	$ 5,450	$ 5,160
Metro. Trans. Auth. Dedicated Tax Fund Series A:
5% 4/1/29 (FSA Insured)	Aaa	16,000	14,666
5.25% 4/1/26 (MBIA Insured)	Aaa	12,500	11,960
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.) Series O:
5.75% 7/1/08	Baa1	1,000	1,057
5.75% 7/1/13	Baa1	14,250	15,070
(Trans. Facilities Proj.):
Series 5, 6.9% 7/1/05	Baa1	1,000	1,033
Series 7, 5.4% 7/1/06	Baa1	1,000	1,032
Series O, 5.625% 7/1/05	Baa1	7,595	7,887
Series P, 5.75% 7/1/15	Baa1	9,500	9,644
Metro. Trans. Auth. Trans. Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17	Baa1	3,350	3,270
5.375% 7/1/21 (FSA Insured)	Aaa	6,400	6,286
Series Q, 5.125% 7/1/13 (AMBAC Insured)	Aaa	15,305	15,301
Series R, 5.4% 7/1/10	Baa1	2,680	2,772
Series A, 5.75% 7/1/21 (MBIA Insured)	Aaa	13,430	13,723
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	14,500	12,763
Series C, 4.75% 7/1/16 (FSA Insured)	Aaa	3,300	3,072
Series K, 6.3% 7/1/06 (MBIA Insured)	Aaa	3,500	3,803
5.125% 7/1/14 (FSA Insured)	Aaa	1,625	1,622
Nassau County Gen. Oblig. Series A:
6.5% 5/1/04 (FGIC Insured)	Aaa	2,825	3,000
6.5% 5/1/05 (FGIC Insured)	Aaa	4,490	4,834
6.5% 5/1/06 (FGIC Insured)	Aaa	4,000	4,359
New York City Gen. Oblig.:
Series A:
6% 8/1/18 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	4,900	4,904
6.375% 8/1/05	A2	3,410	3,556
7% 8/1/04	A2	4,375	4,718
7.75% 8/15/07	A3	40	41
7.75% 8/15/07 (Pre-Refunded to 8/15/01 @ 101.5) (e)	Aaa	210	218
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
5.5% 8/15/01	A2	$ 310	$ 312
5.5% 8/15/01 (Escrowed to Maturity) (e)	Aaa	90	91
5.7% 8/15/02 (Escrowed to Maturity) (e)	A3	195	199
Series C:
6.4% 8/1/03	A2	4,120	4,298
6.5% 8/1/07	A2	2,435	2,543
Series D:
6.5% 2/15/05	A2	500	535
6.6% 2/1/03	A2	975	1,016
6.6% 2/1/03 (Escrowed to Maturity) (e)	A3	25	26
8% 2/1/05	A2	2,550	2,865
Series H Sub Series H1, 5.5% 8/1/01 (Escrowed to Maturity) (e)	A3	100	101
Series H:
6.9% 2/1/01	A3	165	166
6.9% 2/1/01 (Escrowed to Maturity) (e)	Aaa	80	80
Series J, 6% 2/15/04	A2	1,750	1,822
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (d)	Aaa	1,815	1,886
New York City Ind. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (d)	A3	500	522
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B, 5.75% 6/15/26 (MBIA Insured)	Aaa	5,970	6,034
Series A:
5.75% 6/15/31 (FGIC Insured)	Aaa	2,625	2,660
7% 6/15/09 (FGIC Insured)	Aaa	2,500	2,549
Series B:
5.5% 6/15/27 (MBIA Insured)	Aaa	23,685	23,524
5.75% 6/15/26	Aa3	10,000	10,121
5.75% 6/15/26 (AMBAC Insured)	Aaa	10,000	10,121
5.75% 6/15/29	Aa3	56,120	56,732
5.75% 6/15/29 (MBIA Insured)	Aaa	15,950	16,124
5.875% 6/15/26	Aa3	1,325	1,348
6% 6/15/33	Aa3	30,000	31,393
New York City Transitional Fin. Auth. Rev.:
Series A:
5% 8/15/15	Aa2	3,375	3,312
6% 8/15/29	Aa2	10,930	11,434
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series B:
4.75% 11/15/16	Aa2	$ 7,300	$ 6,807
6% 11/15/29	Aa2	13,500	14,157
Series C, 4.75% 5/1/23	Aa2	5,000	4,455
New York City Trust Cultural Resources Rev. (American Museum of Natural History Proj.) 5.65% 4/1/27 (MBIA Insured)	Aaa	6,500	6,538
New York State Dorm. Auth. Lease Rev. (Court Facilities-Westchester County Proj.) 5.25% 8/1/18	Aa1	3,025	2,997
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/09	Baa1	4,370	4,628
Series D:
7% 7/1/09	Baa1	2,000	2,217
7% 7/1/09 (FGIC Insured)	Aaa	3,780	4,232
(City Univ. Sys. Proj.) Series C, 7.5% 7/1/10 (FGIC Insured)	Aaa	24,650	28,765
(State Univ. Edl. Facilities Proj.):
Series A:
4.75% 5/15/25 (MBIA Insured)	Aaa	5,000	4,425
5.5% 5/15/13 (FGIC Insured)	Aaa	24,350	25,575
5.875% 5/15/17 (FGIC Insured)	Aaa	6,865	7,388
5.75% 5/15/09	A3	2,465	2,610
5.95% 5/15/29 (FGIC Insured)	Aaa	13,250	13,734
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14	Baa1	690	786
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.) Series F:
4.875% 6/15/18	Aa1	7,280	6,857
4.875% 6/15/20	Aa1	13,900	12,882
5% 6/15/15	Aa1	7,000	6,885
New York State Envir. Facilities Corp. Poll. Cont. Rev. (State Wtr. Revolving Fund Prog.) Series D, 5.125% 6/15/19	Aa1	4,930	4,761
New York State Local Govt. Assistance Corp.:
Series A, 0% 4/1/08	A3	2,000	1,388
Series B, 0% 4/1/08	A3	5,000	3,469
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Local Govt. Assistance Corp.: - continued
Series C:
0% 4/1/13	A3	$ 5,000	$ 2,596
5.5% 4/1/17	A3	21,850	22,536
New York State Med. Care Facilities Fin. Agcy. Rev. (Mtg. Prog.) Series E, 6.2% 2/15/15	Aa2	1,500	1,549
New York State Thruway Auth. Gen. Rev. (Spl. Oblig. Cross Proj.) Series A, 0% 1/1/05	BBB	8,500	6,897
New York State Thruway Auth. Svc. Contract Rev. (Local Hwy. & Bridge Proj.):
Series B, 5.375% 4/1/11 (MBIA Insured)	Aaa	10,000	10,369
5.5% 4/1/10 (MBIA Insured)	AAA	3,640	3,825
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.3% 1/1/03	Baa1	6,000	6,200
(State Facilities Proj.) 5.75% 4/1/11	Baa1	2,300	2,437
Niagara Falls Gen. Oblig. (Pub. Impt. Proj.) 7.5% 3/1/18 (MBIA Insured)	Aaa	500	628
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr. Proj.) Series E, 7.25% 1/1/10	Baa1	9,650	10,896
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
4.75% 1/1/19	Aa3	3,155	2,892
5.125% 1/1/22	Aa3	5,550	5,272
5.25% 1/1/28	Aa3	13,315	12,706
Series B, 5.2% 1/1/27 (FGIC Insured)	Aaa	3,000	2,844
Series SR, 5.5% 1/1/12	Aa3	10,615	11,150
Series Y, 5.5% 1/1/17	Aa3	19,100	19,737
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.25% 1/1/11 (FGIC Insured)	Aaa	3,320	3,410
			699,850
New York & New Jersey - 0.1%
Port Auth. New York & New Jersey Series 120, 5.5% 10/15/35 (MBIA Insured) (d)	Aaa	5,695	5,516
North Carolina - 4.6%
Harnett County Ctfs. of Prtn.:
7.5% 12/1/03 (AMBAC Insured)	Aaa	2,640	2,859
7.5% 12/1/04 (AMBAC Insured)	Aaa	2,865	3,172
Mecklenburg County Gen. Oblig. 6% 4/1/12	Aaa	5,535	6,077
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A:
5.2% 1/1/01	Baa1	$ 10,000	$ 10,000
5.5% 1/1/05 (MBIA Insured)	Aaa	1,000	1,029
5.75% 1/1/26	Baa3	4,000	3,748
6.1% 1/1/01	Baa3	1,450	1,451
6.25% 1/1/03	Baa3	2,600	2,658
7.875% 1/1/02	Baa3	4,000	4,115
Series B:
5.875% 1/1/21 (MBIA Insured)	Aaa	22,725	23,186
6% 1/1/05	Baa3	11,500	11,823
6% 1/1/14	Baa3	13,500	13,540
7% 1/1/08	Baa3	9,000	9,787
7.25% 1/1/07	Baa3	8,375	9,148
Series C:
5.125% 1/1/03	Baa1	7,720	7,725
5.25% 1/1/04	Baa1	1,000	1,002
5.5% 1/1/07	Baa3	5,950	5,997
7% 1/1/07	Baa1	15,715	16,965
Series D:
6.7% 1/1/19	Baa3	5,000	5,224
6.75% 1/1/26	Baa3	7,000	7,223
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1992, 7.25% 1/1/07	Baa1	5,200	5,694
Series A:
5.125% 1/1/15 (MBIA Insured)	Aaa	6,860	6,746
5.125% 1/1/17 (MBIA Insured)	Aaa	15,350	14,961
5.125% 1/1/17 (MBIA Insured)	Aaa	16,000	15,527
6.25% 1/1/17 (AMBAC Insured)	Aaa	2,050	2,117
North Carolina State Hwy. Series A, 4.75% 4/1/12	Aaa	8,000	7,859
			199,633
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
North Dakota - 0.8%
Mercer County Poll. Cont. Rev.:
(Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	Aaa	$ 26,000	$ 30,642
(Montana-Dakota Utils. Co. Proj.) 6.65% 6/1/22 (FGIC Insured)	Aaa	3,750	3,920
			34,562
Ohio - 2.7%
Cincinnati Gen. Oblig. (Police & Firemen's Disability Proj.) 6% 12/1/35	Aa1	11,000	11,447
Cleveland Wtrwks. Rev. Impt. Series I, 5% 1/1/23 (FSA Insured)	Aaa	10,000	9,304
Franklin County Hosp. Rev. (Ohio Doctors Health Corp. Proj.) Series A, 5.6% 12/1/28	Baa3	33,000	21,160
Hilliard School District 5.75% 12/1/24 (FGIC Insured)	Aaa	4,725	4,847
Marion County Hosp. Impt. Rev. (Cmnty. Hosp. Proj.) 5.6% 5/15/01	BBB+	380	379
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A:
6% 12/1/19	Aa3	10,000	10,170
6% 12/1/26	Aa3	10,000	10,037
Ohio Bldg. Auth.:
(Adult Correctional Proj.) Series A, 5.95% 10/1/14 (MBIA Insured)	Aaa	4,000	4,156
Series A, (W. Green Bldg. Proj.) 4.75% 4/1/14	A2	15,000	14,309
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Oakleaf-Toledo Apts. Proj.) 10.25% 12/20/25	AA-	1,535	1,672
(Residential Proj.):
Series A1, 5.3% 9/1/26 (d)	AAA	2,620	2,652
Series B3, 4.95% 9/1/20 (d)	Aaa	11,610	11,553
Series C1, 5% 3/1/19 (d)	AAA	3,345	3,332
Ohio Tpk. Commission Tpk. Rev. Series A:
5.6% 2/15/12 (MBIA Insured)	Aaa	1,250	1,300
5.7% 2/15/13 (MBIA Insured)	Aaa	2,750	2,870
Ohio Wtr. Dev. Auth. Poll. Cont. Rev.:
(Buckeye Pwr., Inc. Proj.) 7.8% 11/1/14 (AMBAC Insured)	Aaa	2,525	2,834
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Rev.: - continued
(Wtr. Cont. Ln. Fund Prog.) State Match Series, 6.5% 12/1/03 (MBIA Insured)	Aaa	$ 2,925	$ 3,087
Richland County Ohio Hosp. Facilities 6.375% 11/15/30	A-	3,000	2,975
			118,084
Oklahoma - 1.0%
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 6% 2/15/29	Aa3	15,000	15,247
Oklahoma Industries Auth. Rev. (Health Sys. Oblig. Group Proj.) Series A, 5.75% 8/15/29 (MBIA Insured)	Aaa	19,750	19,668
Sapulpa Muni. Auth. Util. Rev. 5.75% 4/1/23 (FGIC Insured)	Aaa	8,600	8,711
			43,626
Oregon - 0.6%
Multonomah County School District #3 (Park Rose Proj.):
7% 12/1/03 (FGIC Insured)	Aaa	2,000	2,140
7% 12/1/04 (FGIC Insured)	Aaa	2,540	2,767
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Lewis & Clark College Proj.) Series A:
6% 10/1/13 (MBIA Insured)	Aaa	1,750	1,846
6.125% 10/1/24 (MBIA Insured)	Aaa	1,000	1,033
Port Morrow Poll. Cont. Rev. (Pacific Northwest Proj.) Series A:
8% 7/15/06	AA-	385	404
8% 7/15/07	AA-	430	451
8% 7/15/08	AA-	480	503
8% 7/15/09	AA-	540	566
8% 7/15/10	AA-	605	634
8% 7/15/11	AA-	385	403
Portland Swr. Sys. Rev. 5.75% 8/1/20 (FGIC Insured)	Aaa	12,890	13,258
			24,005
Pennsylvania - 2.8%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/07 (MBIA Insured) (d)	Aaa	6,500	6,817
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. (Univ. of Pittsburgh Med. Ctr. Proj.) Series B, 5.125% 7/1/22 (MBIA Insured)	Aaa	$ 19,140	$ 17,781
Cambria County Hosp. Dev. Auth. Hosp. Impt. (Conemaugh Valley Hosp. Proj.) Series B, 6.375% 7/1/18 (AMBAC Insured) (Pre-Refunded to 7/1/02 @ 102) (e)	A2	1,500	1,570
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	Aaa	5,000	4,753
Cumberland County Muni. Auth. Rev. (Carlisle Hosp. & Health Proj.) 6.8% 11/15/23	Baa3	8,400	7,241
Delaware County Auth. Hosp. Rev. (Crozer- Chester Med. Ctr. Proj.) 6% 12/15/20	Baa2	3,500	3,087
Delaware County Auth. Rev. (First Mtg. Riddle Village Proj.):
Series 1992 8.75% 6/1/10 (Pre-Refunded to 6/1/02 @ 102) (e)	Aaa	1,885	2,036
8.25% 6/1/22 (Escrowed to Maturity) (e)	Aaa	4,500	5,098
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/13 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	11,830	6,090
Pennsylvania Convention Ctr. Auth. Rev. Series A:
6.6% 9/1/09 (MBIA Insured)	Aaa	3,000	3,241
6.7% 9/1/14 (MBIA Insured)	Aaa	1,500	1,613
6.7% 9/1/16 (Escrowed to Maturity) (e)	Aaa	2,000	2,286
6.75% 9/1/19	Baa	4,500	4,661
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series A, 5% 8/1/29 (FSA Insured)	Aaa	4,000	3,560
Pennsylvania Hsg. Fin. Agcy.:
(Multi-family Mtg. Prog.) 8.1% 7/1/13	Aa	2,000	2,097
(Single Family Mtg. Prog.) Series 54A, 5.375% 10/1/28 (d)	Aa2	1,505	1,498
Series 44C, 6.65% 10/1/21 (d)	Aa2	10,000	10,374
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Pennsylvania Hosp. Proj.):
5.7% 7/1/01 (Escrowed to Maturity) (e)	Baa3	4,405	4,438
5.95% 7/1/03 (Escrowed to Maturity) (e)	Baa3	4,000	4,138
Philadelphia Muni. Auth. Rev. Series D:
6% 7/15/03	Baa1	190	193
6.125% 7/15/08	Baa1	4,000	4,038
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Wtr. & Swr. Rev.:
Series 14, 0% 10/1/05 (MBIA Insured)	Aaa	$ 3,000	$ 2,382
5% 6/15/12 (FGIC Insured)	Aaa	3,000	2,995
6.75% 8/1/04 (MBIA Insured)	Aaa	3,000	3,221
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A:
0% 9/1/06 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	3,000	2,289
4.75% 9/1/16 (FGIC Insured)	Aaa	15,335	14,329
			121,826
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38	Baa1	2,200	1,911
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. 4.75% 7/1/24 (MBIA Insured)	Aaa	9,305	8,434
			10,345
Rhode Island - 0.1%
Rhode Island Depositor Econ. Protection Corp. Spl. Oblig. Series A, 5.75% 8/1/12 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	2,145	2,293
Rhode Island Health & Edl. Bldg. Corp. Rev. (Higher Ed./Johnson & Wales Proj.) 5% 4/1/29 (MBIA Insured)	Aaa	3,540	3,198
			5,491
South Carolina - 1.3%
Charleston County Gen. Oblig. 6% 6/1/13 (Pre-Refunded to 6/1/06 @ 100) (e)	Aa3	2,500	2,674
Charleston County Health Facilities Rev. (First Mtg. Episcopal Proj.):
Series A, 9.75% 4/1/16 (Pre-Refunded to 4/1/01 @ 102) (e)	-	2,750	2,835
Series B, 9.75% 4/1/16 (Pre-Refunded to 4/1/01 @ 102) (e)	-	1,935	1,995
Lexington County Health Svcs. District Hosp. Rev. 7% 10/1/08 (FSA Insured) (Pre-Refunded to 10/1/01 @ 102) (e)	Aaa	3,000	3,123
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series B, 5.25% 1/1/11 (MBIA Insured)	Aaa	8,625	8,796
5.5% 1/1/10 (MBIA Insured)	Aaa	1,455	1,521
5.6% 1/1/09 (MBIA Insured)	Aaa	2,945	3,091
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (FSA Insured) (Escrowed to Maturity) (e)	Aaa	$ 1,500	$ 1,771
South Carolina Ed. Assistance Auth. Rev. (Insured Student Ln. Prog.):
6.4% 9/1/02 (d)	-	1,500	1,536
6.625% 9/1/06 (d)	AA	10,775	11,271
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.375% 12/15/21	Baa2	4,000	4,004
South Carolina Pub. Svc. Auth. Rev. Series A:
5.75% 1/1/10 (MBIA Insured)	Aaa	4,705	4,964
6.375% 7/1/21 (AMBAC Insured)	Aaa	3,750	3,867
6.5% 1/1/08 (MBIA Insured)	Aaa	3,530	3,848
			55,296
South Dakota - 0.0%
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	Aaa	1,000	1,141
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.75% 1/1/14 (MBIA Insured)	Aaa	2,000	2,111
7.25% 1/1/10 (MBIA Insured)	Aaa	2,660	3,095
Memphis Gen. Oblig. 5.25% 7/1/16	Aa2	8,730	8,691
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series A:
6% 2/15/05 (MBIA Insured) (d)	Aaa	1,000	1,048
6.25% 2/15/09 (MBIA Insured) (d)	Aaa	1,500	1,630
6.25% 2/15/10 (MBIA Insured) (d)	Aaa	1,000	1,091
6.25% 2/15/11 (MBIA Insured) (d)	Aaa	1,415	1,549
Series B, 6.5% 2/15/09 (MBIA Insured) (d)	Aaa	500	552
Metro. Govt. Nashville & Davidson County Sports Auth. Rev. (Stadium Proj.) 5.875% 7/1/21 (AMBAC Insured)	Aaa	6,455	6,583
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (FGIC Insured)	Aaa	5,600	6,873
			33,223
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - 8.9%
Allen Independent School District:
0% 2/15/04	Aaa	$ 2,120	$ 1,824
0% 2/15/05	Aaa	2,120	1,735
Alliance Arpt. Auth. Spl. Facilities Rev. (American Airlines, Inc. Proj.) 7.5% 12/1/29 (d)	Baa1	5,860	5,991
Austin Combined Util. Sys. Rev.:
Series A:
0% 11/15/01 (MBIA Insured)	Aaa	4,000	3,836
0% 11/15/08 (MBIA Insured)	Aaa	3,895	2,638
0% 11/15/09 (AMBAC Insured)	Aaa	4,000	2,569
0% 5/15/10 (MBIA Insured)	Aaa	2,470	1,533
0% 11/15/10 (AMBAC Insured)	Aaa	4,900	2,966
Austin Independent School District 0% 8/1/02	Aaa	6,000	5,559
Birdville Independent School District:
0% 2/15/11	Aaa	8,665	5,134
0% 2/15/13	Aaa	7,000	3,664
Cedar Hill Independent School District 0% 8/15/09	Aaa	1,575	1,015
Conroe Independent School District:
Series B:
0% 2/15/07	Aaa	2,360	1,746
0% 2/15/09	Aaa	1,100	733
0% 2/15/08	Aaa	3,000	2,108
0% 2/15/10	Aaa	2,805	1,763
0% 2/15/11	Aaa	1,500	889
Corpus Christi Independent School District 0% 8/15/01	Aaa	1,535	1,488
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/12	Aaa	7,100	3,953
0% 2/1/04	Aaa	4,250	3,663
Dallas Fort Worth Reg'l. Arpt. Rev.:
(Joint Dallas/Fort Worth Int'l. Arpt. Proj.) 6.5% 11/1/05 (FGIC Insured)	Aaa	2,295	2,483
Series A, 7.375% 11/1/12 (FGIC Insured)	Aaa	1,000	1,103
Dallas Gen. Oblig.:
0% 2/15/03	Aaa	5,115	4,617
4.5% 2/15/14	Aaa	4,900	4,556
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Hsg. Corp. Cap. Prog. Rev. (Section 8 Assorted Projs.):
7.7% 8/1/05	Baa2	$ 1,100	$ 1,121
7.85% 8/1/13	Baa2	1,000	1,022
Dallas Independent School District 0% 8/15/07	Aaa	10,925	7,887
El Paso Arpt. Rev. (El Paso Int'l. Arpt. Proj.) 5.125% 8/15/04 (FGIC Insured) (d)	Aaa	1,000	1,009
El Paso Independent School District 5% 2/15/12	Aaa	3,000	2,998
El Paso Property Fin. Auth. Single Family Mtg. Rev. Series A, 8.7% 12/1/18 (d)	Aaa	905	947
El Paso Wtr. & Swr. Rev.:
0% 3/1/05 (MBIA Insured)	Aaa	2,650	2,164
0% 3/1/06 (MBIA Insured)	Aaa	3,700	2,875
Garland Independent School District Series A, 4% 2/15/17	Aaa	5,000	4,225
Grapevine-Colleyville Independent School District 0% 8/15/06	Aaa	2,580	1,962
Harlandale Independent School District:
5.7% 8/15/30	Aaa	8,290	8,328
6% 8/15/16	Aaa	2,445	2,583
Harris County Gen. Oblig. (Toll Road Proj.) Sub Lien:
0% 8/1/06	Aa1	4,245	3,234
0% 8/1/08	Aa1	8,005	5,500
Harris County Hosp. District Mtg. Rev.:
7.4% 2/15/10 (AMBAC Insured)	Aaa	1,740	1,980
7.4% 2/15/10 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,260	1,415
Houston Independent School District Series A, 0% 8/15/11	Aaa	6,400	3,696
Houston Wtr. & Swr. Sys. Rev. Sr. Lien Series C, 0% 12/1/06 (AMBAC Insured)	Aaa	6,735	5,049
Hurst Euless Bedford Independent School District:
0% 8/15/11	Aaa	3,620	2,090
0% 8/15/12	Aaa	5,105	2,769
0% 8/15/13	Aaa	3,610	1,840
Katy Independent School District:
Series A:
0% 2/15/07	Aaa	2,450	1,812
5% 2/15/10	Aaa	2,000	2,019
0% 8/15/11	Aaa	4,170	2,408
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Keller Independent School District Series A, 5.125% 8/15/25	Aaa	$ 4,000	$ 3,737
Leander Independent School District 7.5% 8/15/08	Aaa	300	353
Lower Colorado River Auth. Rev.:
Jr. Lien, 5.25% 1/1/15 (Escrowed to Maturity) (e)	Aaa	6,000	6,118
0% 1/1/09 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	3,000	2,026
Lower Neches Valley Auth. Ind. Dev. Corp. Envir. Rev. (Mobil Oil Refining Corp. Proj.) 6.35% 4/1/26 (d)	Aaa	9,500	9,801
Lower Neches Valley Auth. Ind. Dev. Corp. Swr. Facilities Rev. (Mobil Oil Refining Corp. Proj.) 6.4% 3/1/30 (d)	Aaa	36,455	37,781
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (Mobil Oil Refining Corp. Proj.) 5.55% 3/1/33 (d)	Aaa	3,000	2,875
Mesquite Independent School District 5.375% 8/15/11	Aaa	1,385	1,426
Midlothian Independent School District:
0% 2/15/07	Aaa	1,935	1,431
0% 2/15/09	Aaa	1,970	1,313
0% 2/15/10	Aaa	1,525	959
Port Dev. Corp. Ind. Dev. Rev. (Cargill, Inc. Proj.) 7.7% 3/1/07	-	1,000	1,006
Round Rock Independent School District:
Series A, 7.5% 8/1/03	Aaa	1,300	1,397
0% 2/15/01	Aaa	2,000	1,983
0% 2/15/08	Aaa	9,800	6,886
0% 8/15/09 (MBIA Insured)	Aaa	7,430	4,831
0% 8/15/10 (MBIA Insured)	Aaa	6,800	4,169
4.5% 8/1/17	Aaa	5,575	4,981
San Antonio Elec. & Gas Rev.:
Series A, 0% 2/1/05 (AMBAC Insured)	Aaa	5,850	4,796
Series B:
0% 2/1/05 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	12,285	10,112
0% 2/1/06 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	1,295	1,016
0% 2/1/07 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	10,000	7,463
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Rev.: - continued
Series B:
0% 2/1/08 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	$ 6,340	$ 4,493
0% 2/1/09 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	7,000	4,709
0% 2/1/10 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	14,000	8,843
San Antonio Gen. Oblig. Series C, 0% 8/1/06 (MBIA Insured)	Aaa	1,920	1,463
San Antonio Independent School District 5.125% 8/15/22	Aaa	23,010	21,755
San Antonio Wtr. Sys. Rev.:
6.5% 5/15/10 (MBIA Insured)	Aaa	1,595	1,666
6.5% 5/15/10 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	440	497
6.5% 5/15/10 (MBIA Insured) (Pre-Refunded to 5/15/02 @ 102) (e)	Aaa	500	524
6.5% 5/15/10 (MBIA Insured) (Pre-Refunded to 5/15/04 @ 100) (e)	Aaa	95	101
Spring Independent School District:
0% 2/15/02	Aaa	3,000	2,839
4.875% 8/15/10	Aaa	3,500	3,499
Texarkana Health Facilities Dev. Corp. Hosp. Rev. (Wadley Reg'l. Med. Ctr. Proj.) 7% 10/1/05 (MBIA Insured)	Aaa	300	308
Texas A&M Univ. Rev. (Fing. Sys. Proj.) 5.5% 5/15/02	Aa2	1,610	1,634
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5.8% 8/1/05 (d)	Aa1	5,350	5,441
(Pub. Fin. Auth. Proj.) Series A, 5% 10/1/14	Aa1	5,000	4,901
(Texas Pub. Fing. Auth. Proj.) 5.25% 10/1/11	Aa1	7,150	7,293
(Veterans Land Proj.) 7.4% 12/1/20	Aa1	2,500	2,550
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/04 (AMBAC Insured)	Aaa	5,900	4,947
0% 9/1/05 (AMBAC Insured)	Aaa	13,000	10,367
Texas Pub. Fin. Auth. Bldg. Rev.:
Series 1990, 0% 2/1/12 (MBIA Insured)	Aaa	4,400	2,455
0% 2/1/09 (MBIA Insured)	Aaa	2,000	1,336
Travis County Health Facilities Dev. Corp. Rev.
(Ascension Health Ctr. Prog.) Series A: 6.25% 11/15/18 (MBIA Insured)	Aaa	15,550	16,488
6.25% 11/15/19 (MBIA Insured)	Aaa	5,565	5,879
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
United Independent School District 5.25% 8/15/22	Aaa	$ 4,340	$ 4,171
Univ. of Texas Permanent Univ. Fund:
5% 7/1/10	Aaa	2,000	2,025
5.25% 7/1/11	Aaa	7,080	7,235
Univ. of Texas Univ. Rev. (Fing. Sys. Proj.) Series A:
6% 8/15/04	Aaa	1,170	1,229
6% 8/15/05	Aaa	1,000	1,061
			384,668
Utah - 2.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series A:
6% 7/1/16 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	9,705	10,472
6.5% 7/1/10 (AMBAC Insured)	Aaa	600	674
6.5% 7/1/10 (AMBAC Insured) (Escrowed to Maturity) (e)	Aaa	1,035	1,171
Series B:
5.75% 7/1/16 (MBIA Insured)	Aaa	30,260	31,276
6% 7/1/16 (MBIA Insured)	Aaa	29,500	30,942
Series D, 5% 7/1/21 (MBIA Insured)	Aaa	12,100	11,330
Series G, 10.125% 7/1/12 (Pre-Refunded to 1/1/03 @ 101) (e)	Aaa	1,660	1,853
Series A, 6% 7/1/16 (AMBAC Insured)	Aaa	5,640	5,946
Jordan County School District 7.625% 6/15/05	Aa2	2,000	2,241
North Salt Lake Muni. Blg Auth. Lease Rev. 8.625% 12/1/17 (Pre-Refunded to 12/1/02 @ 103) (e)	Aaa	6,020	6,660
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (e)	AAA	2,975	3,729
South Salt Lake City Ind. Rev. (Price Savers Wholesale Club Proj.) 9% 11/15/13	-	3,650	3,810
Utah Board of Regents Student Ln. Rev. Series H, 4.65% 5/1/06 (d)	Aaa	5,000	4,876
Utah Hsg. Fin. Agcy. (Single Family Mtg. Prog.) Series G, 9.25% 7/1/19 (d)	AAA	60	61
			115,041
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Middlebury College Proj.) 5% 11/1/38	Aa3	$ 10,000	$ 9,004
Vermont Ind. Dev. Auth. Ind. Dev. Rev. (Radisson Hotel Proj.) Series B1, 7.75% 11/15/15	-	4,350	4,528
			13,532
Virginia - 1.2%
Hampton Museum Rev.:
5.25% 1/1/09	A	3,825	3,864
5.25% 1/1/14	A	4,500	4,448
Henrico County Ind. Dev. Auth. Pub. Facilities Lease Rev. (Henrico County Reg'l. Jail Proj.):
7.5% 8/1/04 (Escrowed to Maturity) (e)	Aa2	2,455	2,701
7.5% 8/1/05 (Escrowed to Maturity) (e)	Aa2	2,590	2,908
Loudoun County Ind. Dev. Auth. Residential Care Facilities Rev. (Falcons Landing Proj.) Series A:
8.75% 11/1/24 (Pre-Refunded to 11/1/04 @ 103) (e)	AAA	13,955	16,381
9.25% 11/1/04 (Escrowed to Maturity) (e)	-	865	954
Peninsula Ports Auth. Hosp. Facilities Rev. (Whittaker Memorial Hosp. Proj.) 8.7% 8/1/23	Aa	1,500	1,808
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
5.125% 2/15/18 (AMBAC Insured)	Aaa	3,100	3,028
6% 2/15/12 (AMBAC Insured)	Aaa	2,150	2,334
6% 2/15/13 (AMBAC Insured)	Aaa	1,460	1,586
Virginia Commonwealth Trans. Board Trans. Rev. (U.S. Route 58 Corridor Dev. Prog.) Series B, 5.75% 5/15/21	Aa1	10,000	10,256
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I, 5.95% 5/1/09 (d)	Aa1	1,890	1,968
			52,236
Washington - 4.8%
Benton County Pub. Util. District #1 Elec. Rev. 6% 11/1/04 (AMBAC Insured)	Aaa	1,740	1,826
Clark County School District #117 Camas:
5.25% 12/1/11 (FSA Insured)	Aaa	3,245	3,323
5.375% 12/1/12 (FSA Insured)	Aaa	3,415	3,512
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Series A, 8.75% 9/1/18	Aa3	2,790	3,389
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port Seattle Gen. Oblig.:
Series B:
5.5% 9/1/09 (FGIC Insured) (d)	Aaa	$ 4,010	$ 4,139
5.6% 9/1/10 (FGIC Insured) (d)	Aaa	4,230	4,378
5.8% 5/1/09 (d)	Aa1	4,000	4,168
Port Seattle Passenger Facilities Charge Rev. Series B, 5% 12/1/06 (AMBAC Insured) (d)	Aaa	7,930	8,010
Washington Ctfs. of Prtn. (Convention & Trade Ctr. Proj.) 5% 7/1/10 (MBIA Insured)	Aaa	3,495	3,529
Washington Gen. Oblig. Series A, 6.5% 7/1/03	Aa1	1,000	1,048
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 7% 7/1/08	Aa1	1,000	1,136
Series A, 7% 7/1/08	Aa1	500	568
Series B, 5.125% 7/1/13	Aa1	10,000	9,909
5.75% 7/1/10 (MBIA Insured)	Aaa	5,000	5,263
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
(Bonneville Pwr. Administration Proj.) Series B, 5.625% 7/1/12 (MBIA Insured)	Aaa	6,500	6,632
Series A:
0% 7/1/11 (MBIA Insured)	Aaa	1,350	777
5.125% 7/1/11 (FSA Insured)	Aaa	10,420	10,511
5.9% 7/1/04	Aa1	2,850	2,965
6% 7/1/05 (AMBAC Insured)	Aaa	2,165	2,278
6% 7/1/07	Aa1	2,500	2,669
Series B, 5.5% 7/1/03	Aa1	3,000	3,064
Series C:
0% 7/1/05	Aa1	16,080	12,821
0% 7/1/05 (MBIA Insured)	Aaa	11,000	8,790
5.4% 7/1/12	Aa1	56,550	57,091
5.55% 7/1/10 (FGIC Insured)	Aaa	31,000	31,445
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series A, 0% 7/1/12 (MBIA Insured)	Aaa	4,000	2,159
Series B:
0% 7/1/06 (MBIA Insured)	Aaa	5,000	3,797
7.375% 7/1/04	Aa1	3,750	3,831
0% 7/1/08 (MBIA Insured)	Aaa	3,000	2,050
			205,078
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - 0.5%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co./Kammer Plant Proj.) Series B, 5.45% 7/1/14 (MBIA Insured)	Aaa	$ 22,650	$ 22,961
Wisconsin - 0.2%
Fond Du Lac School District 5.75% 4/1/16 (FGIC Insured)	-	3,100	3,204
Menomonee Falls Wtr. Sys. Mtg. Rev. 5.875% 12/1/16 (FSA Insured)	Aaa	3,375	3,480
Wisconsin Hsg. & Econ. Dev. Auth. Rev. Series F, 5.2% 9/1/26 (d)	Aa2	1,595	1,592
			8,276
Wyoming - 0.1%
Wyoming Farm Ln. Board Cap. Facs. Rev. 0% 10/1/05 (Escrowed to Maturity) (e)	AA-	3,995	3,180
TOTAL MUNICIPAL BONDS (Cost $4,102,576)			4,222,859
Municipal Notes - 0.4%

Arizona - 0.2%
Maricopa County Ind. Dev. Auth. Ind. Dev. Rev. (Citizens Communications Co. Proj.) Series 1988, 5.3% tender 12/4/00, CP mode (d)	4,620	4,621
Santa Cruz County Indl. Dev. Auth. Indl. Dev. Rev. (Citizens Communications Co. Proj.) Series 1988, 5.3% tender 12/4/00, CP mode (d)	2,180	2,180
		6,801
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Citizens Communications Co. Proj.) Series 1988 A, 5.3% tender 12/4/00, CP mode (d)	4,800	4,801
Municipal Notes - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 0.1%
Berks County Ind. Dev. Auth. Ind. Dev. Rev. (Citizens Communications Co. Proj.) Series 1996, 5.4% tender 12/1/00, CP mode (d)	$ 5,100	$ 5,100
TOTAL MUNICIPAL NOTES (Cost $16,700)		16,702
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $4,119,276)		4,239,561
NET OTHER ASSETS - 1.7%		73,243
NET ASSETS - 100%		$ 4,312,804

Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security purchased on a delayed delivery or when-issued basis.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	84.8%	AAA, AA, A	88.6%
Baa	7.6%	BBB	5.0%
Ba	1.1%	BB	0.9%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 1.6%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	24.9%
Electric Utilities	14.9
Transportation	11.5
Water & Sewer	11.3
Health Care	11.1
Escrowed/Pre-Refunded	6.3
Special Tax	5.7
Education	5.6
Others* (individually less than 5%)	8.7
100.0%
* Includes short-term investments and net other assets.
Income Tax Information

At November 30, 2000, the aggregate cost of investment securities for income tax purposes was $4,119,289,000. Net unrealized appreciation aggregated $120,272,000, of which $156,445,000 related to appreciated investment securities and $36,173,000 related to depreciated investment securities.

The fund hereby designates approximately $1,720,000 as a capital gain dividend for the purpose of the dividend paid deduction.

At November 30, 2000, the fund had a capital loss carryforward of approximately $27,895,000 of which $245,000, $10,101,000, $7,601,000 and $9,948,000 will expire on November 30, 2001, 2002, 2003 and 2005, respectively. All of the loss carryforwards were acquired in fund mergers and are available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2000	November 30, 2000
Assets
Investment in securities, at value (cost $4,171,739 and $4,119,276 respectively) - See accompanying schedule	$ 4,396,310	$ 4,239,561
Cash	8,920	15,145
Receivable for investments sold	11,390	12,806
Receivable for fund shares sold	3,388	3,891
Interest receivable	68,400	68,315
Other receivable	176	-
Total assets	4,488,584	4,339,718
Liabilities
Payable for investments purchased Regular delivery	-	6,204
Delayed delivery	10,897	10,897
Payable for fund shares redeemed	5,907	2,548
Distributions payable	6,001	5,556
Accrued management fee	1,381	1,343
Other payables and accrued expenses	368	366
Total liabilities	24,554	26,914
Net Assets	$ 4,464,030	$ 4,312,804
Net Assets consist of:
Paid in capital	$ 4,280,414	$ 4,233,584
Under (over) distribution of net investment income	(69)	617
Accumulated undistributed net realized gain (loss) on investments	(40,886)	(41,682)
Net unrealized appreciation (depreciation) on investments	224,571	120,285
Net Assets, for 351,614, and 347,836 shares outstanding, respectively	$ 4,464,030	$ 4,312,804
Net Asset Value, offering price and redemption price per share ($4,464,030 ÷ 351,614 shares) and ($4,312,804 ÷ 347,836 shares), respectively	$12.70	$12.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	One month ended December 31, 2000	Year ended November 30, 2000
Investment Income Interest	$ 20,176	$ 233,734
Expenses
Management fee	1,381	15,558
Transfer agent fees	289	3,282
Accounting fees and expenses	56	680
Non-interested trustees' compensation	3	15
Custodian fees and expenses	7	85
Registration fees	5	38
Audit	5	67
Legal	3	26
Miscellaneous	1	67
Total expenses before reductions	1,750	19,818
Expense reductions	(187)	(110)
	1,563	19,708
Net investment income	18,613	214,026
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	587	3,861
Futures contracts	-	559
	587	4,420
Change in net unrealized appreciation (depreciation) on investment securities	104,286	107,794
Net gain (loss)	104,873	112,214
Net increase (decrease) in net assets resulting from operations	$ 123,486	$ 326,240

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	One month ended December 31, 2000	Year ended November 30, 2000	Year ended November 30, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 18,613	$ 214,026	$ 217,365
Net realized gain (loss)	587	4,420	18,163
Change in net unrealized appreciation (depreciation)	104,286	107,794	(298,543)
Net increase (decrease) in net assets resulting from operations	123,486	326,240	(63,015)
Distributions to shareholders From net investment income	(18,541)	(213,926)	(217,365)
From net realized gain	(1,053)	(2,068)	(2,533)
Total distributions	(19,594)	(215,994)	(219,898)
Share transactions Net proceeds from sales of shares	86,173	714,961	726,957
Reinvestment of distributions	13,515	147,836	150,248
Cost of shares redeemed	(52,354)	(885,681)	(1,003,023)
Net increase (decrease) in net assets resulting from share transactions	47,334	(22,884)	(125,818)
Total increase (decrease) in net assets	151,226	87,362	(408,731)
Net Assets
Beginning of period	4,312,804	4,225,442	4,634,173
End of period (including under (over) distribution of net investment income of ($69), $617 and $0, respectively)	$ 4,464,030	$ 4,312,804	$ 4,225,442
Other Information Shares
Sold	6,868	59,087	57,712
Issued in reinvestment of distributions	1,064	12,201	12,035
Redeemed	(4,154)	(73,506)	(80,429)
Net increase (decrease)	3,778	(2,218)	(10,682)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended December 31,	2000 G	2000 H	1999 H	1998 H	1997 H	1996 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.400	$ 12.070	$ 12.850	$ 12.610	$ 12.430	$ 12.300
Income from Investment Operations Net investment income	.053 D	.626 D	.595	.607	.607	.648 F
Net realized and unrealized gain (loss)	.303	.337	(.773)	.320	.235	.109
Total from investment operations	.356	.963	(.178)	.927	.842	.757
Less Distributions
From net investment income	(.053)	(.627)	(.595)	(.607)	(.632) F	(.623)
From net realized gain	(.003)	(.006)	(.007)	(.080)	(.030)	(.004)
Total distributions	(.056)	(.633)	(.602)	(.687)	(.662)	(.627)
Net asset value, end of period	$ 12.700	$ 12.400	$ 12.070	$ 12.850	$ 12.610	$ 12.430
Total Return B, C	2.87%	8.24%	(1.44)%	7.54%	7.02%	6.39%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 4,464	$ 4,313	$ 4,225	$ 4,634	$ 2,320	$ 1,837
Ratio of expenses to average net assets	.47% A	.48%	.49%	.53%	.55%	.56%
Ratio of expenses to average net assets after expense reductions	.42% A, E	.48%	.49%	.53%	.55%	.56%
Ratio of net investment income to average net assets	4.98% A	5.17%	4.77%	4.75%	4.92%	5.32%
Portfolio turnover rate	4% A	26%	28%	25%	31%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total return would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F Net investment income per share in 1996 reflects a payment from an issuer in bankruptcy which was distributed in 1997.

G For the one month ended December 31, 2000

H For the year ended November 30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the periods ended December 31, 2000 and November 30, 2000

1. Significant Accounting Policies.

Spartan Municipal Income Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The Board of Trustees approved a change in the fiscal year-end of the fund to December 31. Accordingly, the financial statements of the fund are presented as of and for the year ended November 30, 2000 and as of and for the one-month period ended December 31, 2000. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

between net investment income and realized and unrealized gain (loss). Under (over) distribution of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares purchased after April 16, 2001 and held in the fund less than 30 days will be subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which will be retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

When-Issued Securities. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Futures Contracts - continued

the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

For the one-month period ended December 31, 2000, purchases and sales of securities, other than short-term securities, aggregated $59,693,000 and $16,087,000, respectively.

For the year ended November 30, 2000, purchases and sales of securities, other than short-term securities, aggregated $1,067,035,000 and $1,127,158,000, respectively.

The market value of futures contracts opened and closed during the year ended November 30, 2000 amounted to $23,299,000 and $23,858,000, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the one-month period ended December 31, 2000, the management fee was equivalent to an annualized rate of .38% of average net assets. For the year ended November 30, 2000, the management fee was equivalent to an annual rate of .38% of average net assets.

Sub-Adviser Fee. FMR, on behalf of the fund, has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

For the one-month period ended December 31, 2000, the transfer agent fees were equivalent to an annualized rate of .08% of average net assets. For the year ended November 30, 2000, the transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the one-month period ended December 31, 2000, the fund's custodian and transfer agent fees were reduced by $7,000 and $180,0000, respectively, under these arrangements. For the year ended November 30, 2000, the fund's custodian and transfer agent fees were reduced by $13,000 and $97,000, respectively, under these arrangements.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Municipal Trust and the Shareholders of Spartan Municipal Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Income Fund (a fund of Fidelity Municipal Trust) at November 30, 2000 and December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 and December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
January 31, 2001

Annual Report

Distributions

The Board of Trustees of Spartan Municipal Income Fund voted to pay on January 2, 2001, to shareholders of record at the opening of business on December 29, 2000, a distribution of $.003 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

For the calendar year ended December 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 9.92% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

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Woodland Hills, CA

Colorado

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Connecticut

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Greenwich, CT

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New Haven, CT

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Stamford, CT

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West Hartford, CT

Delaware

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Florida

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Illinois

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Indiana

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Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

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Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

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Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

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Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

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Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

George A. Fischer, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder
Servicing Agent

Citibank N.A.

New York NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

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Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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